UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite® Index
Fund

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Actual	$ 1,000.00	$ 976.70	$ 2.22
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.69	$ 2.27

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-alf year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.9	8.5
Cisco Systems, Inc.	3.6	3.2
Intel Corp.	3.1	4.7
Amgen, Inc.	2.5	2.9
Google, Inc. Class A (sub. vtg.)	2.4	2.3
QUALCOMM, Inc.	2.2	2.2
Oracle Corp.	2.2	1.9
Dell, Inc.	1.8	2.1
Apple Computer, Inc.	1.5	1.6
eBay, Inc.	1.4	1.8
	27.6
Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	47.4	48.4
Health Care	13.9	14.0
Consumer Discretionary	13.3	13.8
Financials	11.8	10.5
Industrials	6.2	5.3
Consumer Staples	1.8	1.7
Energy	1.3	1.1
Telecommunication Services	1.2	1.3
Materials	1.1	0.9
Utilities	0.2	0.2
Asset Aloocation (% of fund's net assets)
To match the NASDAQ Composite® Index, Fidelity® Nasdaq Composite® Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	800	$ 19,424
Amerityre Corp. (a)	1,121	9,046
Ballard Power Systems, Inc. (a)	3,783	27,295
China Automotive Systems, Inc. (a)(d)	1,032	7,915
Dorman Products, Inc. (a)	807	8,175
Dura Automotive Systems, Inc. Class A (a)	661	1,527
Exide Technologies (a)	1,105	4,939
GenTek, Inc. (a)	300	8,625
Gentex Corp.	5,314	77,000
Hayes Lemmerz International, Inc. (a)	1,193	3,054
IMPCO Technologies, Inc. (a)	1,484	15,864
LKQ Corp. (a)	1,592	31,124
Noble International Ltd.	462	7,184
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,681	6,724
Shiloh Industries, Inc. (a)	545	10,698
Spartan Motors, Inc.	578	8,028
Strattec Security Corp. (a)	130	5,525
		252,147
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,387	33,635
Distributors - 0.1%
Audiovox Corp. Class A (a)	723	8,821
Building Material Holding Corp.	1,016	28,976
Core-Mark Holding Co., Inc. (a)	271	10,317
Design Within Reach, Inc. (a)	763	3,960
Keystone Automotive Industries, Inc. (a)	491	19,797
Source Interlink Companies, Inc. (a)	1,783	20,219
		92,090
Diversified Consumer Services - 0.8%
Alderwoods Group, Inc. (a)	1,369	26,476
Apollo Group, Inc. Class A (a)	6,095	318,829
Bright Horizons Family Solutions, Inc. (a)	856	30,474
Career Education Corp. (a)	3,558	115,955
Corinthian Colleges, Inc. (a)	2,942	40,629
Educate, Inc. (a)	1,285	11,282
Education Management Corp. (a)	2,587	111,112
Escala Group, Inc. (a)(d)	1,136	8,213
Laureate Education, Inc. (a)	1,580	74,623
Lincoln Educational Services Corp.	700	11,788
Matthews International Corp. Class A	1,245	43,276
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Princeton Review, Inc. (a)	1,476	$ 8,325
Steiner Leisure Ltd. (a)	832	34,686
Stewart Enterprises, Inc. Class A	3,145	17,895
Strayer Education, Inc.	465	46,361
Vertrue, Inc. (a)	352	13,710
		913,634
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc.	1,055	14,285
Ambassadors Group, Inc.	738	19,299
Ameristar Casinos, Inc.	1,814	37,767
Applebee's International, Inc.	2,488	50,307
BJ's Restaurants, Inc. (a)	902	24,047
Bob Evans Farms, Inc.	1,216	33,914
Buffalo Wild Wings, Inc. (a)	531	20,847
California Pizza Kitchen, Inc. (a)	768	22,280
Caribou Coffee Co., Inc. (d)	738	6,177
CBRL Group, Inc.	1,225	45,852
Century Casinos, Inc. (a)	1,085	10,796
Churchill Downs, Inc.	483	20,064
Cosi, Inc. (a)	1,604	13,041
Ctrip.com International Ltd. sponsored ADR	720	34,632
Denny's Corp. (a)	3,000	13,800
Empire Resorts, Inc. (a)	676	4,239
FortuNet, Inc.	463	8,431
Great Wolf Resorts, Inc. (a)	1,118	13,215
International Speedway Corp. Class A	1,064	51,647
Isle of Capri Casinos, Inc. (a)	1,198	33,855
Jameson Inns, Inc. (a)	3,932	11,403
Lone Star Steakhouse & Saloon, Inc.	829	21,579
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	15,663
McCormick & Schmick's Seafood Restaurants (a)	462	11,065
Monarch Casino & Resort, Inc. (a)	558	15,378
Morgans Hotel Group Co.	1,165	17,463
MTR Gaming Group, Inc. (a)	1,009	9,828
Multimedia Games, Inc. (a)	948	10,627
Navigant International, Inc. (a)	828	13,447
O'Charleys, Inc. (a)	757	12,604
P.F. Chang's China Bistro, Inc. (a)	989	40,954
Panera Bread Co. Class A (a)	941	60,939
Papa John's International, Inc. (a)	1,326	41,716
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Penn National Gaming, Inc. (a)	2,874	$ 110,448
Progressive Gaming International Corp. (a)	848	8,573
Rare Hospitality International, Inc. (a)	1,283	39,452
Red Robin Gourmet Burgers, Inc. (a)	544	22,821
Ruth's Chris Steak House, Inc.	1,086	21,829
Ryan's Restaurant Group, Inc. (a)	1,417	17,528
Scientific Games Corp. Class A (a)	3,059	116,640
Shuffle Master, Inc. (a)	1,234	44,992
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	5,237
Sonic Corp. (a)	2,751	60,082
Starbucks Corp. (a)	26,059	929,003
Sunterra Corp. (a)	868	8,975
Texas Roadhouse, Inc. Class A (a)	2,515	34,229
The Cheesecake Factory, Inc. (a)	2,876	84,152
Trump Entertainment Resorts, Inc. (a)	800	17,328
Wynn Resorts Ltd. (a)	3,462	246,494
Youbet.com, Inc. (a)	1,585	7,735
		2,536,679
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	197	11,101
Bassett Furniture Industries, Inc.	931	15,818
California Coastal Communities, Inc. (a)	409	14,430
Cavco Industries, Inc. (a)	270	12,806
Comstock Homebuilding Companies, Inc. Class A (a)	390	2,738
Craftmade International, Inc.	649	11,955
Directed Electronics, Inc.	1,014	13,993
Dominion Homes, Inc. (a)(d)	396	4,118
Dorel Industries, Inc. Class B (sub. vtg.) (a)	886	21,723
Flexsteel Industries, Inc.	620	8,184
Garmin Ltd.	3,696	344,800
Helen of Troy Ltd. (a)	913	17,520
Hooker Furniture Corp.	696	11,178
Interface, Inc. Class A (a)	2,168	24,889
iRobot Corp. (d)	744	16,509
Kimball International, Inc. Class B	1,559	23,385
Lifetime Brands, Inc.	536	14,847
Makita Corp. sponsored ADR	326	10,148
Palm Harbor Homes, Inc. (a)	739	14,277
Stanley Furniture Co., Inc.	624	15,974
Syntax-Brillian Corp. (a)	388	877
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tarragon Corp.	882	$ 13,468
Universal Electronics, Inc. (a)	813	14,463
		639,201
Internet & Catalog Retail - 1.6%
1-800 CONTACTS, Inc. (a)	518	7,609
1-800-FLOWERS.com, Inc. Class A (a)	895	5,647
Alloy, Inc. (a)	494	5,913
Amazon.com, Inc. (a)	14,418	499,007
Audible, Inc. (a)(d)	670	6,265
Blue Nile, Inc. (a)	669	20,003
Coldwater Creek, Inc. (a)	3,330	85,581
dELiA*s, Inc. (a)	988	9,831
Drugstore.com, Inc. (a)	2,140	6,142
Expedia, Inc. (a)	11,321	160,871
Gaiam, Inc. Class A (a)	839	14,498
GSI Commerce, Inc. (a)	1,482	23,342
IAC/InterActiveCorp (a)	9,936	256,647
Liberty Media Holding Corp. - Interactive Series A (a)	23,700	425,652
Netflix, Inc. (a)	1,941	53,746
NutriSystem, Inc. (a)	1,300	88,296
Overstock.com, Inc. (a)	650	13,995
PC Mall, Inc. (a)	507	3,214
PetMed Express, Inc. (a)	710	8,790
Priceline.com, Inc. (a)	1,328	41,301
Stamps.com, Inc. (a)	989	29,660
ValueVision Media, Inc. Class A (a)	2,128	26,408
VistaPrint Ltd.	1,400	44,338
		1,836,756
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	11,132
Concord Camera Corp. (a)	341	235
Escalade, Inc.	749	8,164
JAKKS Pacific, Inc. (a)	1,033	20,133
Pool Corp.	1,758	75,928
Radica Games Ltd.	1,200	12,888
RC2 Corp. (a)	631	22,432
		150,912
Media - 4.3%
ACME Communications, Inc. (a)	1,400	6,944
Beasley Broadcast Group, Inc. Class A	689	5,009
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Cadmus Communications Corp.	538	$ 9,641
Carmike Cinemas, Inc.	461	9,741
Central European Media Enterprises Ltd. Class A (a)	1,134	67,428
Charter Communications, Inc. Class A (a)	20,245	21,257
CKX, Inc. (a)	3,261	40,958
Comcast Corp.:
Class A (a)	46,494	1,493,852
Class A (special) (a)	25,312	809,984
Courier Corp.	559	21,343
Crown Media Holdings, Inc. Class A (a)	2,664	11,375
Cumulus Media, Inc. Class A (a)	2,009	23,264
Discovery Holding Co.:
Class A (a)	9,635	133,637
Class B (a)	905	12,570
EchoStar Communications Corp. Class A (a)	7,270	217,591
Emmis Communications Corp. Class A (a)	1,050	16,863
Fisher Communications, Inc. (a)	394	17,245
Focus Media Holding Ltd. ADR	662	41,819
Gemstar-TV Guide International, Inc. (a)	16,555	58,108
Global Sources Ltd. (d)	1,198	12,579
Harris Interactive, Inc. (a)	1,659	8,262
IMAX Corp. (a)(d)	1,147	10,522
Knology, Inc. (a)	1,452	12,966
Lakes Entertainment, Inc. (a)	1,385	13,642
Lamar Advertising Co. Class A (a)	2,927	159,580
Liberty Global, Inc.:
Class A	7,633	175,025
Class B	234	5,300
Class C (a)	7,867	174,333
Liberty Media Holding Corp. - Capital Series A (a)	4,500	358,065
LodgeNet Entertainment Corp. (a)	799	15,109
MDC Partners, Inc. Class A (sub. vtg.) (a)	763	6,936
Mediacom Communications Corp. Class A (a)	3,456	21,946
Morningstar, Inc.	1,288	54,341
Navarre Corp. (a)(d)	871	3,049
New Frontier Media, Inc. (a)	1,084	9,366
Nexstar Broadcasting Group, Inc. Class A (a)	1,192	6,353
NTL, Inc. (a)	9,613	256,475
Outdoor Channel Holdings, Inc. (a)	796	9,671
Private Media Group, Inc. (a)	2,365	11,139
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc.:
Class A (a)	1,033	$ 7,613
Class D (non-vtg.) (a)	3,233	23,698
RCN Corp. (a)	1,402	36,831
Regent Communication, Inc. (a)	1,974	8,232
Reuters Group PLC sponsored ADR	707	30,005
Salem Communications Corp. Class A (a)	1,009	14,600
Scholastic Corp. (a)	1,334	35,111
Sinclair Broadcast Group, Inc. Class A	2,015	17,148
Sirius Satellite Radio, Inc. (a)(d)	48,023	217,544
Spanish Broadcasting System, Inc. Class A (a)	1,167	6,372
TiVo, Inc. (a)	2,475	15,667
Value Line, Inc.	422	17,682
WorldSpace, Inc. Class A	630	2,986
WPP Group PLC sponsored ADR	841	51,806
WPT Enterprises, Inc. (a)(d)	792	4,103
XM Satellite Radio Holdings, Inc. Class A (a)	9,106	131,309
Young Broadcasting, Inc. Class A (a)	630	2,041
		4,966,036
Multiline Retail - 0.9%
Conn's, Inc. (a)	865	25,016
Dollar Tree Stores, Inc. (a)	3,584	94,725
Fred's, Inc. Class A	1,186	17,268
Sears Holdings Corp. (a)	5,513	837,259
The Bon-Ton Stores, Inc.	984	25,997
Tuesday Morning Corp.	1,287	20,682
		1,020,947
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	657	11,504
America's Car Mart, Inc. (a)	568	11,241
American Eagle Outfitters, Inc.	5,151	168,180
bebe Stores, Inc.	3,301	48,987
Bed Bath & Beyond, Inc. (a)	9,668	340,024
Big 5 Sporting Goods Corp.	1,019	21,562
Cache, Inc. (a)	1,204	21,034
Casual Male Retail Group, Inc. (a)	1,489	14,518
Charlotte Russe Holding, Inc. (a)	658	13,969
Charming Shoppes, Inc. (a)	3,839	42,766
Citi Trends, Inc.	361	16,249
Cost Plus, Inc. (a)	788	11,907
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Deb Shops, Inc.	763	$ 22,341
Dress Barn, Inc. (a)	1,848	43,225
Finish Line, Inc. Class A	1,323	16,934
Gander Mountain Co. (a)(d)	416	2,521
Golf Galaxy, Inc.	527	9,128
Guitar Center, Inc. (a)	968	46,609
Gymboree Corp. (a)	1,118	39,566
Hibbett Sporting Goods, Inc. (a)	1,056	27,308
Hot Topic, Inc. (a)	1,563	21,632
House of Taylor Jewelry, Inc. (a)	1,939	5,352
Jos. A. Bank Clothiers, Inc. (a)	576	20,920
Kirkland's, Inc. (a)	622	3,726
Monro Muffler Brake, Inc.	669	24,171
Movie Gallery, Inc.	836	4,172
O'Reilly Automotive, Inc. (a)	3,912	123,971
Pacific Sunwear of California, Inc. (a)	2,336	51,275
PETCO Animal Supplies, Inc. (a)	1,834	38,807
PETsMART, Inc.	4,882	130,252
Pomeroy IT Solutions, Inc. (a)	627	4,596
Rent-A-Center, Inc. (a)	2,610	62,066
Restoration Hardware, Inc. (a)	1,275	8,262
Ross Stores, Inc.	5,052	142,719
Select Comfort Corp. (a)	1,096	35,905
Sharper Image Corp. (a)	608	8,244
Shoe Carnival, Inc. (a)	605	14,090
Staples, Inc.	24,725	580,790
Stein Mart, Inc.	1,359	21,065
The Children's Place Retail Stores, Inc. (a)	918	53,400
The Pantry, Inc. (a)	751	43,408
Tractor Supply Co. (a)	1,268	70,513
Trans World Entertainment Corp. (a)	1,445	8,656
Tweeter Home Entertainment Group, Inc. (a)	953	6,604
United Retail Group, Inc. (a)	515	7,313
Urban Outfitters, Inc. (a)	5,548	103,026
West Marine, Inc. (a)	829	11,904
Wet Seal, Inc. Class A (a)	2,579	11,734
Wilsons Leather Experts, Inc. (a)	2,802	10,227
Zumiez, Inc.	800	26,872
		2,585,245
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	1,139	$ 10,274
Charles & Colvard Ltd. (d)	833	8,913
Cherokee, Inc.	583	22,032
Columbia Sportswear Co. (a)	1,249	59,115
Crocs, Inc. (d)	1,300	29,783
Deckers Outdoor Corp. (a)	652	23,120
Fossil, Inc. (a)	2,593	47,270
Iconix Brand Group, Inc. (a)	2,108	33,665
K-Swiss, Inc. Class A	810	21,368
Perry Ellis International, Inc. (a)	255	6,161
Quaker Fabric Corp. (a)	1,024	1,638
Steven Madden Ltd.	720	23,026
Tandy Brands Accessories, Inc.	905	9,322
True Religion Apparel, Inc. (a)(d)	899	15,301
Under Armour, Inc. Class A (sub. vtg.)	1,000	35,700
Velcro Industries NVNV	901	12,605
Volcom, Inc.	730	23,411
Wacoal Holdings Corp. sponsored ADR	94	6,958
Warnaco Group, Inc. (a)	1,529	27,507
Weyco Group, Inc.	606	12,368
		429,537
TOTAL CONSUMER DISCRETIONARY		15,456,819
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	234	11,431
Hansen Natural Corp. (a)	752	139,022
Jones Soda Co. (a)	677	7,230
Kirin Brewery Co. Ltd. sponsored ADR	1,132	18,248
MGP Ingredients, Inc.	535	15,237
		191,168
Food & Staples Retailing - 1.2%
Andersons, Inc.	206	21,276
Arden Group, Inc. Class A	165	16,111
Casey's General Stores, Inc.	1,703	38,130
Central European Distribution Corp. (a)	974	31,187
Costco Wholesale Corp.	16,156	855,137
Ingles Markets, Inc. Class A	1,128	19,481
Nash-Finch Co.	673	15,634
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Pathmark Stores, Inc. (a)	1,698	$ 15,876
Performance Food Group Co. (a)	1,146	37,348
Pricesmart, Inc. (a)	1,233	15,338
Spartan Stores, Inc.	832	11,024
Topps Co., Inc.	1,768	14,445
United Natural Foods, Inc. (a)	1,348	44,619
Whole Foods Market, Inc.	4,666	303,290
Wild Oats Markets, Inc. (a)	1,044	16,652
		1,455,548
Food Products - 0.3%
Alico, Inc.	403	22,165
Bridgford Foods Corp. (a)	433	2,624
Cal-Maine Foods, Inc.	840	5,880
Calavo Growers, Inc.	1,103	11,857
Cresud S.A.C.I.F.y A. sponsored ADR	503	6,821
Diamond Foods, Inc.	1,078	15,502
Farmer Brothers Co.	654	13,257
Gold Kist, Inc. Delaware (a)	1,844	27,642
Green Mountain Coffee Roasters, Inc. (a)	392	15,476
Hain Celestial Group, Inc. (a)	1,271	32,627
Imperial Sugar Co.	330	7,676
J&J Snack Foods Corp.	798	25,815
John B. Sanfilippo & Son, Inc. (a)	308	4,253
Lancaster Colony Corp.	1,046	40,763
Lance, Inc.	1,018	24,249
Peet's Coffee & Tea, Inc. (a)	587	17,017
Premium Standard Farms, Inc.	1,112	18,470
Sanderson Farms, Inc.	668	20,454
SunOpta, Inc. (a)	1,281	11,647
		324,195
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	571	23,908
WD-40 Co.	667	21,698
		45,606
Personal Products - 0.1%
Chattem, Inc. (a)	571	20,031
Elizabeth Arden, Inc. (a)	1,005	20,502
Inter Parfums, Inc.	544	9,743
Mannatech, Inc.	876	12,255
Parlux Fragrances, Inc. (a)	342	9,426
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - continued
Reliv International, Inc.	923	$ 10,245
USANA Health Sciences, Inc. (a)	727	27,342
		109,544
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	10,578
TOTAL CONSUMER STAPLES		2,136,639
ENERGY - 1.3%
Energy Equipment & Services - 0.6%
Acergy SA sponsored ADR (a)	2,000	30,580
Bronco Drilling Co., Inc.	600	12,540
Dawson Geophysical Co. (a)	683	23,611
Global Industries Ltd. (a)	3,747	72,729
Gulf Island Fabrication, Inc.	426	9,768
Gulfmark Offshore, Inc. (a)	656	16,505
Helix Energy Solutions Group, Inc. (a)	3,011	106,770
Hercules Offshore, Inc.	1,021	37,338
Hydril Co. (a)	678	50,775
Lufkin Industries, Inc.	526	31,818
Matrix Service Co. (a)	325	3,848
Patterson-UTI Energy, Inc.	5,975	178,653
PHI, Inc. (non-vtg.) (a)	627	21,807
Superior Well Services, Inc.	693	22,024
T-3 Energy Services, Inc. (a)	457	10,986
Tesco Corp. (a)	1,199	24,508
Trico Marine Services, Inc. (a)	450	14,535
Union Drilling, Inc.	742	11,048
Warrior Energy Service Corp. (a)	390	10,226
		690,069
Oil, Gas & Consumable Fuels - 0.7%
Alliance Resource Partners LP	430	15,919
APCO Argentina, Inc.	353	29,045
Atlas America, Inc. (a)	777	35,431
ATP Oil & Gas Corp. (a)	844	35,431
Brigham Exploration Co. (a)	2,496	19,219
Carrizo Oil & Gas, Inc. (a)	920	25,926
Clayton Williams Energy, Inc. (a)	543	21,611
Copano Energy LLC	474	22,117
CREDO Petroleum Corp. (a)	469	9,938
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crosstex Energy LP	394	$ 13,538
Crosstex Energy, Inc.	601	54,252
Dampskibsselskabet TORM AS sponsored ADR	205	8,867
Delta Petroleum Corp. (a)	1,660	28,552
Dorchester Minerals LP	602	15,110
Double Eagle Petroleum Co. (a)	564	9,594
Edge Petroleum Corp. (a)	838	17,355
FX Energy, Inc. (a)	1,820	8,827
GMX Resources, Inc. (a)	300	10,980
Golar LNG Ltd. (NASDAQ) (a)	2,090	27,212
Green Plains Renewable Energy, Inc. (a)	167	5,845
Gulfport Energy Corp. (a)	500	6,660
Inergy LP	330	8,729
Ivanhoe Energy, Inc. (a)	5,764	15,650
James River Coal Co. (a)	623	19,768
Knightsbridge Tankers Ltd. (d)	576	13,323
Linn Energy LLC	900	18,081
Marine Petroleum Trust	475	10,920
NGAS Resources, Inc. (a)	717	5,951
Pacific Ethanol, Inc. (a)	1,162	33,826
Parallel Petroleum Corp. (a)	1,715	41,469
Petrohawk Energy Corp. (a)	2,575	30,205
Petroleum Development Corp. (a)	469	17,090
PrimeEnergy Corp. (a)	116	8,671
Quest Resource Corp. (a)	1,077	16,640
Rosetta Resources, Inc. (a)	1,600	28,128
StealthGas, Inc.	537	7,609
Syntroleum Corp. (a)(d)	2,008	13,072
TC Pipelines LP	384	12,515
The Exploration Co. of Delaware, Inc. (a)	1,334	12,299
Top Tankers, Inc.	854	6,200
Toreador Resources Corp. (a)	505	14,393
Warren Resources, Inc. (a)	2,021	25,242
		781,210
TOTAL ENERGY		1,471,279
FINANCIALS - 11.8%
Capital Markets - 2.2%
American Capital Strategies Ltd.	4,347	148,885
Calamos Asset Management, Inc. Class A	606	19,265
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Capital Southwest Corp.	141	$ 13,958
Charles Schwab Corp.	44,265	737,455
GFI Group, Inc. (a)	900	48,924
Harris & Harris Group, Inc. (a)	1,045	11,474
Investors Financial Services Corp.	2,224	97,278
Knight Capital Group, Inc. Class A (a)	3,926	60,539
MarketAxess Holdings, Inc. (a)	650	7,118
Northern Trust Corp.	7,130	398,710
optionsXpress Holdings, Inc.	1,978	56,986
Penson Worldwide, Inc.	800	16,352
Sanders Morris Harris Group, Inc.	903	13,951
SEI Investments Co.	3,312	150,332
T. Rowe Price Group, Inc.	4,318	341,554
TD Ameritrade Holding Corp.	20,621	350,557
Thomas Weisel Partners Group, Inc. (d)	700	15,379
TradeStation Group, Inc. (a)	1,353	18,820
		2,507,537
Commercial Banks - 5.6%
1st Source Corp.	501	14,294
Alabama National Bancorp, Delaware	566	38,216
Alliance Financial Corp.	376	10,896
Amcore Financial, Inc.	797	24,030
American National Bankshares, Inc.	549	12,484
American River Bankshares	592	16,185
AmericanWest Bancorp	569	13,269
Ameris Bancorp	981	20,895
Ames National Corp.	710	16,380
Arrow Financial Corp.	779	19,413
Associated Banc-Corp.	4,557	150,654
BancFirst Corp.	360	16,110
Bancorp, Inc., Delaware (a)	516	11,847
BancTrust Financial Group, Inc.	492	10,667
Bank of Granite Corp.	778	14,875
Bank of the Ozarks, Inc.	708	22,847
BankFinancial Corp.	1,166	18,656
Banner Corp.	553	20,406
BNC Bancorp (d)	432	8,160
BOK Financial Corp.	2,278	111,827
Boston Private Financial Holdings, Inc.	1,032	30,960
Capital Bank Corp.	729	11,992
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Capital City Bank Group, Inc.	607	$ 20,043
Capital Corp. of the West	663	21,965
Cardinal Financial Corp.	1,972	23,980
Cascade Bancorp	616	17,402
Cascade Financial Corp.	1,011	16,136
Cathay General Bancorp	1,812	65,033
Centennial Bank Holdings, Inc., Delaware (a)	2,000	21,800
Center Bancorp, Inc.	551	7,262
Center Financial Corp., California	493	11,502
Century Bancorp, Inc. Class A (non-vtg.)	318	8,554
Chemical Financial Corp.	1,087	31,751
Citizens & Northern Corp. (d)	296	6,175
Citizens Banking Corp., Michigan	1,589	42,331
City Holding Co.	446	16,127
CNB Financial Corp., Pennsylvania (d)	587	8,171
CoBiz, Inc.	1,170	24,418
Colony Bankcorp, Inc.	217	3,902
Columbia Bancorp, Oregon	257	6,189
Columbia Banking Systems, Inc.	724	24,326
Commerce Bancshares, Inc.	2,095	108,332
Commercial Bankshares, Inc.	501	17,625
Community Bank of Nevada (a)	652	20,727
Community Banks, Inc.	910	23,433
Community Trust Bancorp, Inc.	474	16,130
Compass Bancshares, Inc.	3,934	218,927
CVB Financial Corp.	2,556	41,407
East West Bancorp, Inc.	1,996	79,740
Eastern Virgina Bankshares, Inc.	469	10,330
Enterprise Financial Services Corp.	431	11,137
EuroBancshares, Inc. (a)	1,284	12,673
Exchange National Bancshares, Inc.	288	8,228
Farmers Capital Bank Corp.	357	10,571
Fidelity Southern Corp.	1,009	17,688
Fifth Third Bancorp	18,641	708,358
Financial Institutions, Inc.	425	8,050
First Bancorp, North Carolina	705	14,812
First Charter Corp.	839	20,086
First Citizen Bancshares, Inc.	306	57,776
First Community Bancorp, California	768	44,590
First Community Bancshares, Inc.	357	11,388
First Financial Bancorp, Ohio	1,319	21,407
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
First Financial Bankshares, Inc.	325	$ 11,359
First Financial Corp., Indiana	404	12,358
First Indiana Corp.	631	16,545
First M&F Corp.	312	6,142
First Merchants Corp.	459	10,883
First Midwest Bancorp, Inc., Delaware	1,519	53,408
First Oak Brook Bancshares, Inc.	529	19,409
First of Long Island Corp.	286	12,112
First Regional Bancorp (a)	261	22,276
First Security Group, Inc.	566	6,843
First South Bancorp, Inc., Virginia	792	23,206
First State Bancorp.	930	21,725
First United Corp.	493	10,540
Firstbank Corp., Michigan	466	10,974
FirstMerit Corp.	3,244	74,644
Flag Financial Corp.	932	19,647
FNB Corp., North Carolina	602	11,215
FNB Corp., Virginia	559	18,950
FNB Financial Services Corp.	746	11,153
Frontier Financial Corp., Washington	944	32,266
Fulton Financial Corp.	5,895	92,375
GB&T Bancshares, Inc.	498	10,742
German American Bancorp, Inc.	686	9,090
Glacier Bancorp, Inc.	1,058	30,957
Great Southern Bancorp, Inc.	418	11,077
Greater Bay Bancorp	1,571	46,832
Greater Community Bancorp	792	12,118
Greene County Bancshares, Inc.	666	20,027
Grupo Financiero Galicia SA sponsored ADR (a)	1,235	8,028
Hancock Holding Co.	1,143	61,653
Hanmi Financial Corp.	1,740	33,356
Harleysville National Corp., Pennsylvania	1,005	20,110
Heartland Financial USA, Inc.	717	18,033
Heritage Commerce Corp.	429	10,317
Heritage Financial Corp., Washington	720	18,000
Huntington Bancshares, Inc.	7,890	185,573
IBERIABANK Corp.	300	18,267
Independent Bank Corp., Massachusetts	515	16,392
Independent Bank Corp., Michigan	776	20,913
Integra Bank Corp.	485	10,946
Interchange Financial Services Corp.	693	15,579
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
International Bancshares Corp.	2,086	$ 59,451
Investors Bancorp, Inc.	3,800	52,060
Lakeland Bancorp, Inc.	810	11,316
Lakeland Financial Corp.	764	17,373
LNB Bancorp, Inc. (d)	836	15,374
LSB Bancshares, Inc.	666	11,984
Macatawa Bank Corp.	406	13,114
Main Street Banks, Inc.	668	18,357
MainSource Financial Group, Inc.	643	10,931
MB Financial, Inc.	851	30,687
MBT Financial Corp.	578	9,433
Mercantile Bank Corp.	454	18,251
Mercantile Bankshares Corp.	3,735	134,273
Merchants Bancshares, Inc.	610	14,838
Mid-State Bancshares	709	18,746
Midwest Banc Holdings, Inc.	779	17,364
Nara Bancorp, Inc.	877	17,014
National Penn Bancshares, Inc.	1,556	29,626
NBT Bancorp, Inc.	1,162	25,622
Northern Empire Bancshares	788	18,037
Northern States Financial Corp.	462	9,009
Oak Hill Financial, Inc.	544	15,052
Old Second Bancorp, Inc.	432	13,012
Omega Financial Corp.	625	19,994
Pacific Capital Bancorp	1,566	53,839
Penns Woods Bancorp, Inc.	361	13,718
Peoples Bancorp, Inc.	541	15,408
Placer Sierra Bancshares	580	13,937
Popular, Inc.	9,058	175,453
Preferred Bank, Los Angeles California	476	25,152
PremierWest Bancorp	747	10,675
PrivateBancorp, Inc.	782	34,471
Prosperity Bancshares, Inc.	1,105	35,680
Provident Bankshares Corp.	1,078	38,032
Renasant Corp.	408	15,435
Republic Bancorp, Inc.	3,016	32,784
Republic Bancorp, Inc., Kentucky Class A	652	13,346
Republic First Bancorp, Inc.	1,197	16,219
Royal Bancshares of Pennsylvania, Inc. Class A	480	10,920
Rurban Financial Corp.	723	8,495
S&T Bancorp, Inc.	901	30,760
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	971	$ 25,091
Sandy Spring Bancorp, Inc.	502	17,635
SCBT Financial Corp.	453	15,307
Seacoast Banking Corp., Florida	720	20,297
Security Bank Corp., Georgia	740	16,384
Shore Bancshares, Inc.	507	21,801
Sierra Bancorp	727	18,967
Signature Bank, New York (a)	906	32,371
Simmons First National Corp. Class A	562	14,837
Sky Financial Group, Inc.	3,681	90,553
Slade's Ferry Bancorp	647	10,805
South Financial Group, Inc.	2,562	71,096
Southern Community Financial Corp.	910	8,854
Southside Bancshares, Inc.	80	1,565
Southwest Bancorp, Inc., Oklahoma	811	19,472
State Bancorp, Inc., New York	646	10,439
State National Bancshares, Inc.	431	12,331
Sterling Bancshares, Inc.	1,496	25,567
Sterling Financial Corp., Pennsylvania	1,116	23,760
Sterling Financial Corp., Washington	1,380	41,455
Suffolk Bancorp	342	10,482
Summit Bancshares, Inc.	922	18,634
Sun Bancorp, Inc., New Jersey	571	9,678
Superior Bancorp (a)	804	9,222
Susquehanna Bancshares, Inc., Pennsylvania	1,486	33,940
SVB Financial Group (a)	1,187	57,237
Taylor Capital Group, Inc.	570	23,444
Texas Capital Bancshares, Inc. (a)	793	18,199
Texas Regional Bancshares, Inc. Class A	1,866	58,947
Trico Bancshares	1,018	27,578
Trustmark Corp.	1,762	52,878
UCBH Holdings, Inc.	3,285	58,079
UMB Financial Corp.	1,228	39,566
Umpqua Holdings Corp.	1,365	35,954
Union Bankshares Corp.	440	17,367
United Bankshares, Inc., West Virginia	1,513	53,364
United Community Banks, Inc., Georgia	1,186	35,307
United Financial Corp.	585	12,852
United Security Bancshares, Inc.	450	13,005
United Security Bancshares, California	908	20,566
Univest Corp. of Pennsylvania	562	14,741
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Vail Banks, Inc.	945	$ 15,167
Vineyard National Bancorp	343	8,808
Virginia Commerce Bancorp, Inc. (a)	129	3,320
Virginia Financial Group, Inc.	342	13,393
Washington Trust Bancorp, Inc.	617	16,017
WesBanco, Inc.	843	25,341
West Bancorp., Inc.	821	13,801
West Coast Bancorp, Oregon	748	20,338
Westamerica Bancorp.	1,131	54,899
Westbank Corp.	580	9,483
Western Sierra Bancorp	411	17,406
Whitney Holding Corp.	2,282	82,471
Wilshire Bancorp, Inc.	946	16,735
Wintrust Financial Corp.	889	45,632
Yadkin Valley Bank & Trust Co.	667	9,291
Yardville National Bancorp	458	16,859
Zions Bancorp	3,589	290,817
		6,476,232
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	435	11,575
Advanta Corp.:
Class A	426	14,254
Class B	718	26,279
Asta Funding, Inc.	686	25,080
CompuCredit Corp. (a)	1,626	62,211
Consumer Portfolio Services, Inc. (a)	1,184	8,868
Credit Acceptance Corp. (a)	1,100	29,777
Dollar Financial Corp. (a)	938	17,925
EZCORP, Inc. Class A (a)	426	13,764
First Cash Financial Services, Inc. (a)	1,448	31,074
QC Holdings, Inc. (a)	1,007	14,158
United Panam Financial Corp. (a)	805	22,669
World Acceptance Corp. (a)	583	18,755
		296,389
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	1,529	26,452
California First National Bancorp	627	9,217
Compass Diversified Trust	527	7,879
Elron Electronic Industries Ltd.	1,005	10,608
Encore Capital Group, Inc. (a)	911	8,345
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
First Albany Companies, Inc. (a)	714	$ 2,992
Marlin Business Services Corp. (a)	759	16,045
Medallion Financial Corp.	1,687	21,982
Newtek Business Services, Inc. (a)	1,293	2,418
PICO Holdings, Inc. (a)	771	26,214
Portfolio Recovery Associates, Inc. (a)	503	24,783
Resource America, Inc. Class A	592	10,952
The NASDAQ Stock Market, Inc. (a)	3,507	106,753
		274,640
Insurance - 1.6%
Affirmative Insurance Holdings, Inc.	317	4,638
Alfa Corp.	2,654	41,217
American National Insurance Co.	851	98,759
American Physicians Capital, Inc. (a)	423	19,551
Amerisafe, Inc.	784	8,820
Arch Capital Group Ltd. (a)	2,449	140,573
Argonaut Group, Inc. (a)	1,185	36,451
Baldwin & Lyons, Inc. Class B	518	12,173
Brooke Corp.	617	7,336
Ceres Group, Inc. (a)	1,684	10,087
Cincinnati Financial Corp.	5,594	256,429
Direct General Corp.	647	11,458
Donegal Group, Inc. Class A	1,114	19,684
EMC Insurance Group	582	18,554
Enstar Group, Inc. (a)	235	19,369
Erie Indemnity Co. Class A	2,174	110,004
FPIC Insurance Group, Inc. (a)	638	23,970
Harleysville Group, Inc.	1,476	40,870
Infinity Property & Casualty Corp.	709	30,218
IPC Holdings Ltd.	2,132	51,978
James River Group, Inc.	685	17,920
Kansas City Life Insurance Co.	380	17,396
Max Re Capital Ltd.	2,054	49,296
Millea Holdings, Inc. sponsored ADR	684	60,849
National Interstate Corp.	862	19,421
National Western Life Insurance Co. Class A	117	26,440
Navigators Group, Inc. (a)	419	17,271
Ohio Casualty Corp.	1,983	59,232
Philadelphia Consolidated Holdings Corp. (a)	2,430	80,555
PMA Capital Corp. Class A (a)	1,857	19,220
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Presidential Life Corp.	1,433	$ 35,839
Quanta Capital Holdings Ltd. (a)	2,049	4,959
Republic Companies Group, Inc.	473	7,142
SAFECO Corp.	4,107	227,405
Safety Insurance Group, Inc.	517	24,371
SeaBright Insurance Holdings, Inc. (a)	784	12,419
Selective Insurance Group, Inc.	1,047	57,062
State Auto Financial Corp.	1,314	42,705
The Midland Co.	738	29,299
Tower Group, Inc.	937	29,056
United America Indemnity Ltd. Class A (a)	701	15,934
United Fire & Casualty Co.	664	20,816
Universal American Financial Corp. (a)	2,125	29,729
USI Holdings Corp. (a)	1,690	23,288
		1,889,763
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	776	11,609
Fieldstone Investment Corp.	1,600	16,672
Gladstone Commercial Corp.	882	16,308
Investors Real Estate Trust	1,872	17,204
Monmouth Real Estate Investment Corp. Class A	1,800	14,220
Origen Financial, Inc.	1,905	11,849
		87,862
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,441	35,290
Eurotrust A/S sponsored ADR (a)	1,078	18,057
Housevalues, Inc. (a)(d)	700	6,216
Thomas Properties Group, Inc.	845	10,520
ZipRealty, Inc. (a)	624	5,566
		75,649
Thrifts & Mortgage Finance - 1.7%
Accredited Home Lenders Holding Co. (a)	644	33,449
Aether Holdings, Inc. (a)	2,467	9,893
Anchor BanCorp Wisconsin, Inc.	723	21,075
Bank Mutual Corp.	2,925	34,018
BankUnited Financial Corp. Class A	1,086	33,688
Berkshire Hills Bancorp, Inc.	634	21,810
Beverly Hills Bancorp, Inc.	1,022	9,597
BFC Financial Corp. Class A (a)	1,047	6,795
Brookline Bancorp, Inc., Delaware	1,822	26,091
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Camco Financial Corp.	727	$ 10,236
Capital Crossing Bank (a)	282	6,401
Capitol Federal Financial	2,304	75,041
CFS Bancorp, Inc.	1,199	17,721
Charter Financial Corp., Georgia	864	32,737
Citizens First Bancorp, Inc., Delaware	720	19,800
Citizens South Banking Corp., Delaware	637	7,905
City Bank Lynnwood, Washington	482	22,133
Clayton Holdings, Inc.	521	7,320
Clifton Savings Bancorp, Inc.	1,352	14,304
Coastal Financial Corp.	1,294	16,757
Commercial Capital Bancorp, Inc.	1,875	29,438
Corus Bankshares, Inc.	1,884	53,223
Dime Community Bancshares, Inc.	1,218	17,223
ESB Financial Corp.	1,247	14,989
Fidelity Bankshares, Inc.	1,088	35,262
First Busey Corp.	1,177	24,058
First Defiance Financial Corp.	519	14,055
First Federal Bancshares of Arkansas, Inc.	569	13,389
First Financial Holdings, Inc.	388	12,055
First Financial Service Corp.	342	10,263
First Niagara Financial Group, Inc.	4,274	60,221
First PacTrust Bancorp, Inc.	595	17,231
First Place Financial Corp.	477	10,899
Flushing Financial Corp.	759	12,630
FMS Financial Corp.	631	11,686
Franklin Bank Corp. (a)	718	14,288
Harbor Florida Bancshares, Inc.	583	21,431
HMN Financial, Inc.	448	15,120
Horizon Financial Corp.	760	18,597
Hudson City Bancorp, Inc.	19,897	272,390
Independence Community Bank Corp.	2,880	120,902
ITLA Capital Corp.	290	14,457
K-Fed Bancorp	734	10,276
Kearny Financial Corp.	2,400	32,880
KNBT Bancorp, Inc.	794	12,942
Legacy Bancorp, Inc.	898	13,470
LSB Corp.	631	10,538
MAF Bancorp., Inc.	1,270	54,978
MASSBANK Corp.	367	12,071
Matrix Bancorp, Inc. (a)	373	8,523
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MutualFirst Financial, Inc.	550	$ 11,121
NASB Financial, Inc.	336	11,303
NetBank, Inc.	1,454	9,175
NewMil Bancorp, Inc.	413	16,247
Northwest Bancorp, Inc.	1,622	40,615
OceanFirst Financial Corp.	531	11,565
Pamrapo Bancorp, Inc.	666	13,320
Partners Trust Financial Group, Inc.	1,816	20,721
Pennfed Financial Services, Inc.	894	16,423
People's Bank, Connecticut	4,728	155,646
Provident Financial Holdings, Inc.	315	8,779
Provident New York Bancorp	1,578	20,388
PVF Capital Corp.	500	5,000
Riverview Bancorp, Inc.	510	12,434
Rockville Financial, Inc. (a)	725	10,339
Severn Bancorp, Inc.	948	17,092
SI Financial Group, Inc.	1,167	12,674
Sound Federal Bancorp, Inc.	575	11,891
TierOne Corp.	485	15,908
Timberland Bancorp, Inc.	556	17,125
Triad Guaranty, Inc. (a)	519	28,093
Trustco Bank Corp., New York	3,050	33,520
United Community Financial Corp., Ohio	870	10,014
Washington Federal, Inc.	2,683	61,548
Wauwatosa Holdings, Inc.	1,226	19,248
Willow Grove Bancorp, Inc.	868	14,539
WSFS Financial Corp.	244	14,960
		2,015,944
TOTAL FINANCIALS		13,624,016
HEALTH CARE - 13.9%
Biotechnology - 7.0%
Aastrom Biosciences, Inc. (a)	3,712	4,788
Acadia Pharmaceuticals, Inc. (a)	1,282	13,282
Accentia Biopharmaceutical, Inc. (d)	1,105	5,647
AEterna Zentaris, Inc. (sub. vtg.) (a)	1,592	10,755
Alexion Pharmaceuticals, Inc. (a)	1,001	32,543
Alkermes, Inc. (a)	3,610	71,550
Allos Therapeutics, Inc. (a)	3,546	11,347
Alnylam Pharmaceuticals, Inc. (a)	1,040	15,382
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Altus Pharmaceuticals, Inc.	700	$ 13,146
Amgen, Inc. (a)	41,773	2,823,437
Amylin Pharmaceuticals, Inc. (a)	4,135	187,936
Anadys Pharmaceuticals, Inc. (a)	1,141	11,718
Angiotech Pharmaceuticals, Inc. (a)	2,712	37,995
Antigenics, Inc. (a)	2,149	5,115
Arena Pharmaceuticals, Inc. (a)	1,502	20,487
ARIAD Pharmaceuticals, Inc. (a)	1,982	10,168
ArQule, Inc. (a)	2,255	12,177
Array Biopharma, Inc. (a)	1,496	11,011
Avant Immunotherapeutics, Inc. (a)	3,213	5,366
AVI BioPharma, Inc. (a)(d)	1,700	7,735
Axonyx, Inc. (a)	2,219	2,064
BioCryst Pharmaceuticals, Inc. (a)	1,263	16,735
Bioenvision, Inc. (a)	1,026	5,930
Biogen Idec, Inc. (a)	11,860	553,032
BioMarin Pharmaceutical, Inc. (a)	3,206	41,646
Biopure Corp. Class A (a)	82	83
Celgene Corp. (a)	11,750	487,038
Cell Genesys, Inc. (a)(d)	1,539	9,526
Cell Therapeutics, Inc. (a)(d)	2,256	3,181
Cephalon, Inc. (a)	1,897	113,289
Cepheid, Inc. (a)	1,455	14,084
Coley Pharmaceutical Group, Inc.	925	12,284
Combinatorx, Inc.	1,079	8,902
Cotherix, Inc. (a)	1,041	8,193
Critical Therapeutics, Inc. (a)(d)	1,487	6,989
Crucell NV sponsored ADR (a)	512	11,776
Cubist Pharmaceuticals, Inc. (a)	1,710	40,476
CuraGen Corp. (a)	1,634	6,160
Curis, Inc. (a)	1,951	3,063
CV Therapeutics, Inc. (a)	1,590	26,489
Cytokinetics, Inc. (a)	1,078	7,524
deCODE genetics, Inc. (a)	1,985	13,716
Dendreon Corp. (a)	1,793	7,889
Digene Corp. (a)	715	26,727
DOV Pharmaceutical, Inc. (a)	1,030	3,183
DUSA Pharmaceuticals, Inc. (a)	923	5,464
Dyax Corp. (a)	782	2,933
Dynavax Technologies Corp. (a)	1,807	7,626
Encysive Pharmaceuticals, Inc. (a)	2,504	10,892
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
EntreMed, Inc. (a)	4,673	$ 8,131
Enzon Pharmaceuticals, Inc. (a)	1,396	10,400
Exact Sciences Corp. (a)	1,230	3,014
Favrille, Inc. (a)	178	949
Forbes Medi-Tech, Inc. (a)	1,040	2,340
Genaera Corp. (a)	2,470	2,458
Genelabs Technologies, Inc. (a)	713	549
Genitope Corp. (a)	1,205	8,652
Genomic Health, Inc.	900	10,224
Genta, Inc. (a)	2,036	3,482
GenVec, Inc. (a)	3,656	6,983
Genzyme Corp. (a)	8,968	533,596
Geron Corp. (a)	1,706	11,874
Gilead Sciences, Inc. (a)	15,943	914,012
GTx, Inc. (a)	830	7,163
Human Genome Sciences, Inc. (a)	4,334	47,501
Icagen, Inc. (a)	222	1,365
ICOS Corp. (a)	2,182	44,338
Idenix Pharmaceuticals, Inc. (a)	1,720	15,532
ImClone Systems, Inc. (a)	2,849	113,960
ImmunoGen, Inc. (a)	2,035	7,428
Immunomedics, Inc. (a)(d)	1,704	4,737
Incyte Corp. (a)	2,540	10,592
Indevus Pharmaceuticals, Inc. (a)	1,656	8,230
Inhibitex, Inc. (a)	1,533	2,959
InterMune, Inc. (a)	1,181	18,731
Introgen Therapeutics, Inc. (a)(d)	1,380	6,859
Isis Pharmaceuticals, Inc. (a)	3,167	24,766
Keryx Biopharmaceuticals, Inc. (a)	1,694	24,224
Kosan Biosciences, Inc. (a)	755	3,375
La Jolla Pharmaceutical Co. (a)(d)	357	1,342
Lexicon Genetics, Inc. (a)	2,296	11,480
MannKind Corp. (a)(d)	1,922	36,595
Marshall Edwards, Inc. (a)(d)	1,945	6,107
Martek Biosciences (a)	979	24,818
Maxygen, Inc. (a)	2,330	18,034
Medarex, Inc. (a)	4,502	46,191
MedImmune, Inc. (a)	7,984	254,051
Metabasis Therapeutics, Inc. (a)	1,518	11,962
Micromet, Inc. (a)	415	1,930
Millennium Pharmaceuticals, Inc. (a)	10,893	93,244
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Momenta Pharmaceuticals, Inc. (a)	985	$ 14,026
Monogram Biosciences, Inc. (a)	6,461	12,017
Myogen, Inc. (a)	1,833	57,098
Myriad Genetics, Inc. (a)	1,095	28,590
Nabi Biopharmaceuticals (a)	2,212	12,984
Neopharm, Inc. (a)	731	4,116
NeoRX Corp. (a)	507	608
Neose Technologies, Inc. (a)	1,126	3,434
Neurochem, Inc. (a)(d)	1,043	13,629
Neurocrine Biosciences, Inc. (a)	1,170	23,061
Neurogen Corp. (a)	1,639	8,965
Northfield Laboratories, Inc. (a)(d)	914	8,409
Novacea, Inc.	286	1,882
Novavax, Inc. (a)(d)	2,057	10,429
NPS Pharmaceuticals, Inc. (a)	1,233	6,831
Nuvelo, Inc. (a)	1,856	30,364
Omrix Biopharmaceuticals, Inc.	883	11,938
Oncolytics Biotech, Inc. (a)	1,142	3,858
ONYX Pharmaceuticals, Inc. (a)	1,959	39,160
Orchid Cellmark, Inc. (a)	1,015	3,969
Orthologic Corp. (a)	1,251	1,939
Oscient Pharmaceuticals Corp. (a)	6,157	7,758
OSI Pharmaceuticals, Inc. (a)	2,008	57,469
Panacos Pharmaceuticals, Inc. (a)	1,499	9,444
PDL BioPharma, Inc. (a)	3,852	78,003
Peregrine Pharmaceuticals, Inc. (a)(d)	4,452	6,633
Pharmacopeia Drug Discovery, Inc. (a)	368	1,822
Pharmacyclics, Inc. (a)	1,146	4,595
Pharmion Corp. (a)	1,001	19,630
PRAECIS Pharmaceuticals, Inc. (a)	354	1,890
Progenics Pharmaceuticals, Inc. (a)	1,003	21,274
QLT, Inc. (a)	2,958	21,342
Regeneron Pharmaceuticals, Inc. (a)	1,881	24,340
Renovis, Inc. (a)	1,133	18,468
Rigel Pharmaceuticals, Inc. (a)	589	5,790
Savient Pharmaceuticals, Inc. (a)	2,981	17,141
SciClone Pharmaceuticals, Inc. (a)	1,927	4,336
Seattle Genetics, Inc. (a)	1,337	5,549
Senomyx, Inc. (a)	987	15,762
Sirna Therapeutics, Inc. (a)(d)	2,265	13,635
Solexa, Inc. (a)(d)	1,429	12,932
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Sonus Pharmaceuticals, Inc. (a)	1,497	$ 8,129
StemCells, Inc. (a)	2,240	4,973
Sunesis Pharmaceuticals, Inc.	1,761	11,041
Tanox, Inc. (a)	1,465	20,935
Telik, Inc. (a)	1,993	31,848
Threshold Pharmaceuticals, Inc. (a)	1,985	8,139
Trimeris, Inc. (a)	537	5,789
United Therapeutics Corp. (a)	769	37,035
Vanda Pharmaceuticals, Inc.	254	2,278
Vasogen, Inc. (a)(d)	1,722	3,444
Vertex Pharmaceuticals, Inc. (a)	3,642	125,649
ViaCell, Inc. (a)	1,828	9,177
Vical, Inc. (a)	1,765	11,384
Vion Pharmaceuticals, Inc. (a)	2,003	3,285
XOMA Ltd. (a)	1,917	3,431
Zymogenetics, Inc. (a)	2,659	45,868
		8,110,182
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	680	11,614
Abiomed, Inc. (a)	907	12,154
Adeza Biomedical Corp. (a)	352	4,622
Aksys Ltd. (d)	1,303	1,081
Align Technology, Inc. (a)	2,037	15,053
American Medical Systems Holdings, Inc. (a)	2,199	43,474
Analogic Corp.	575	32,850
Angiodynamics, Inc. (a)	529	14,812
Arrow International, Inc.	1,591	51,294
ArthroCare Corp. (a)	888	37,509
Aspect Medical Systems, Inc. (a)	1,014	19,895
Atricure, Inc.	695	4,879
BioLase Technology, Inc.	592	4,404
Biomet, Inc.	8,634	304,003
Biosite, Inc. (a)	581	26,139
Candela Corp. (a)	1,339	23,058
Cardiac Science Corp. (a)	240	2,110
Cardiodynamics International Corp. (a)	1,574	2,141
Cerus Corp. (a)	1,646	13,580
China Medical Technologies, Inc. sponsored ADR	337	8,634
Conceptus, Inc. (a)	789	10,502
CONMED Corp. (a)	1,180	22,939
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Conor Medsystems, Inc. (a)	1,000	$ 23,300
Cutera, Inc. (a)	521	8,591
Cyberonics, Inc. (a)	756	18,892
Cytyc Corp. (a)	3,882	102,019
Dade Behring Holdings, Inc.	3,069	114,320
Datascope Corp.	390	13,381
DENTSPLY International, Inc.	2,606	155,839
DexCom, Inc. (a)	1,171	22,788
E-Z-EM, Inc. (a)	876	13,490
Encore Medical Corp. (a)	1,355	6,748
Endologix, Inc. (a)	1,944	6,979
Epix Pharmaceuticals, Inc. (a)	576	2,062
ev3, Inc. (d)	2,664	38,708
Exactech, Inc. (a)	534	7,108
Foxhollow Technologies, Inc. (a)	837	21,770
Gen-Probe, Inc. (a)	1,771	95,634
Given Imaging Ltd. (a)	952	16,527
HealthTronics, Inc. (a)	1,523	11,240
Hologic, Inc. (a)	1,470	58,050
I-Flow Corp. (a)	657	8,364
ICU Medical, Inc. (a)	375	15,551
IDEXX Laboratories, Inc. (a)	1,109	84,761
Immucor, Inc. (a)	2,748	49,986
Integra LifeSciences Holdings Corp. (a)	979	37,633
Intermagnetics General Corp. (a)	1,950	45,377
IntraLase Corp. (a)	1,053	20,165
Intuitive Surgical, Inc. (a)	1,183	131,656
IRIS International, Inc. (a)	690	9,812
Kensey Nash Corp. (a)	550	16,198
Kyphon, Inc. (a)	1,600	63,504
Laserscope, Inc. (a)	710	15,052
LifeCell Corp. (a)	1,282	34,614
Lifecore Biomedical, Inc. (a)	614	9,210
Medical Action Industries, Inc. (a)	947	21,743
Meridian Bioscience, Inc.	1,446	34,400
Merit Medical Systems, Inc. (a)	1,302	14,908
Microtek Medical Holdings, Inc. (a)	1,585	5,865
Micrus Endovascular Corp.	653	9,299
Natus Medical, Inc. (a)	695	8,667
Neogen Corp. (a)	709	14,464
NeuroMetrix, Inc. (a)	497	14,483
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Northstar Neuroscience, Inc.	693	$ 9,466
NUCRYST Pharmaceuticals Corp.	862	12,485
Nutraceutical International Corp. (a)	719	11,684
NuVasive, Inc. (a)	1,290	21,195
NxStage Medical, Inc.	753	7,907
OccuLogix, Inc. (a)(d)	1,709	3,811
OraSure Technologies, Inc. (a)	1,286	11,227
Orthofix International NV (a)	477	18,126
Orthovita, Inc. (a)	3,496	13,355
Palomar Medical Technologies, Inc. (a)	808	36,061
PolyMedica Corp.	1,048	40,233
Possis Medical, Inc. (a)	574	4,615
Quidel Corp. (a)	1,189	11,212
Regeneration Technologies, Inc. (a)	856	6,069
Respironics, Inc. (a)	2,378	80,900
Rita Medical Systems, Inc. (a)	2,095	7,668
Schick Technologies, Inc. (a)	500	21,055
Shamir Optical Industry Ltd. (a)	707	6,907
Somanetics Corp. (a)	471	7,371
Sonic Innovations, Inc. (a)	1,373	6,687
SonoSite, Inc. (a)	529	19,457
Staar Surgical Co. (a)	832	7,188
Stereotaxis, Inc. (a)	1,010	9,908
SurModics, Inc. (a)	704	27,393
Syneron Medical Ltd. (a)	692	13,508
Synovis Life Technologies, Inc. (a)	230	2,243
The Spectranetics Corp. (a)	1,041	13,491
Thermogenesis Corp. (a)	1,689	7,432
Thoratec Corp. (a)	1,495	21,184
Trinity Biotech PLC sponsored ADR (a)	151	1,330
TriPath Imaging, Inc. (a)	1,154	8,251
Utah Medical Products, Inc.	500	14,785
Vital Signs, Inc.	457	22,859
Vnus Medical Technologies, Inc. (a)	439	3,227
Wright Medical Group, Inc. (a)	1,176	26,578
Young Innovations, Inc.	390	12,656
Zoll Medical Corp. (a)	338	10,012
		2,629,441
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	370	8,307
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Allied Healthcare International, Inc. (a)	1,897	$ 7,247
Allion Healthcare, Inc.	696	5,617
Amedisys, Inc. (a)	479	17,124
America Service Group, Inc. (a)	530	7,261
American Dental Partners, Inc. (a)	487	6,750
AmSurg Corp. (a)	897	21,609
Andrx Corp. (a)	2,644	61,764
Bio-Reference Laboratories, Inc. (a)	768	14,385
BioScrip, Inc. (a)	895	4,967
Corvel Corp. (a)	349	8,282
Cross Country Healthcare, Inc. (a)	928	16,361
Dialysis Corp. of America (a)	301	3,687
Express Scripts, Inc. (a)	4,963	363,689
Genesis HealthCare Corp. (a)	620	29,183
Gentiva Health Services, Inc. (a)	964	16,745
HealthExtras, Inc. (a)	1,320	39,653
Healthways, Inc. (a)	1,164	61,855
Henry Schein, Inc. (a)	2,931	135,090
Horizon Health Corp. (a)	524	11,098
Hythiam, Inc. (a)(d)	1,433	10,074
LCA-Vision, Inc.	840	45,646
LHC Group, Inc.	705	13,035
LifePoint Hospitals, Inc. (a)	1,857	65,608
Lincare Holdings, Inc. (a)	3,302	123,165
Magellan Health Services, Inc. (a)	1,405	56,832
Matria Healthcare, Inc. (a)	570	16,450
Medcath Corp. (a)	731	11,389
MWI Veterinary Supply, Inc.	434	13,237
National Medical Health Card Systems, Inc. (a)	330	3,927
NationsHealth, Inc. (a)	1,400	4,340
Nighthawk Radiology Holdings, Inc.	1,074	19,869
NovaMed Eyecare, Inc. (a)	1,179	8,394
Odyssey Healthcare, Inc. (a)	928	15,136
Option Care, Inc.	1,195	13,468
Patterson Companies, Inc. (a)	4,542	155,564
PDI, Inc. (a)	594	8,168
Providence Service Corp. (a)	379	11,821
PSS World Medical, Inc. (a)	2,922	51,895
Psychiatric Solutions, Inc. (a)	1,764	51,862
QMed, Inc. (a)	603	3,232
Radiation Therapy Services, Inc. (a)	602	14,611
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
ResCare, Inc. (a)	930	$ 18,461
Rotech Healthcare, Inc. (a)	695	2,954
Rural/Metro Corp. (a)	909	6,481
Sun Healthcare Group, Inc. (a)	1,059	8,694
Symbion, Inc. (a)	887	19,461
TLC Vision Corp. (a)	2,012	11,348
U.S. Physical Therapy, Inc. (a)	574	8,627
United Surgical Partners International, Inc. (a)	1,506	46,852
VCA Antech, Inc. (a)	2,704	81,444
Ventiv Health, Inc. (a)	884	26,113
Visicu, Inc.	1,000	18,540
VistaCare, Inc. Class A (a)	323	4,464
		1,811,836
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	1,788	31,183
AMICAS, Inc. (a)	2,483	8,839
Cerner Corp. (a)	2,890	109,762
Computer Programs & Systems, Inc.	414	16,635
Dendrite International, Inc. (a)	1,280	13,018
Eclipsys Corp. (a)	1,688	32,815
Emageon, Inc. (a)	600	7,740
Emdeon Corp. (a)	9,426	109,436
Merge Technologies, Inc. (a)	930	11,820
Omnicell, Inc. (a)	664	8,891
Per-Se Technologies, Inc. (a)	1,241	30,926
Phase Forward, Inc. (a)	975	12,412
TriZetto Group, Inc. (a)	1,531	21,832
Vital Images, Inc. (a)	671	15,628
WebMD Health Corp. Class A (d)	272	10,676
		441,613
Life Sciences Tools & Services - 0.9%
Acacia Research Corp. - CombiMatrix (a)	1,427	2,683
Accelrys, Inc. (a)	737	5,284
Affymetrix, Inc. (a)	2,111	58,074
Albany Molecular Research, Inc. (a)	747	7,702
BioVeris Corp. (a)	1,519	10,101
Bruker BioSciences Corp. (a)	3,748	21,701
Caliper Life Sciences, Inc. (a)	1,195	6,142
Ciphergen Biosystems, Inc. (a)	1,078	1,240
Compugen Ltd. (a)	1,757	6,308
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Dionex Corp. (a)	685	$ 36,894
Discovery Partners International, Inc. (a)	3,051	7,597
Diversa Corp. (a)	1,093	10,241
Draxis Health, Inc. (a)	1,236	4,927
eResearchTechnology, Inc. (a)	1,605	14,638
Exelixis, Inc. (a)	2,435	26,420
Gene Logic, Inc. (a)	1,810	4,416
Harvard Bioscience, Inc. (a)	973	4,087
ICON PLC sponsored ADR (a)	371	19,719
Illumina, Inc. (a)	1,642	44,876
Invitrogen Corp. (a)	1,844	117,537
Kendle International, Inc. (a)	394	12,773
Luminex Corp. (a)	900	14,670
Molecular Devices Corp. (a)	603	17,330
Nanogen, Inc. (a)	940	2,002
Nektar Therapeutics (a)	2,819	56,352
PAREXEL International Corp. (a)	1,314	37,712
Pharmaceutical Product Development, Inc.	3,862	140,306
PRA International (a)	691	17,323
QIAGEN NV (a)	4,566	65,066
Sequenom, Inc. (a)	1,742	1,132
Serologicals Corp. (a)	1,082	33,726
SFBC International, Inc. (a)	543	8,444
Stratagene Corp.	589	3,887
Techne Corp. (a)	1,361	74,419
Third Wave Technologies, Inc. (a)	1,721	4,475
Varian, Inc. (a)	1,095	48,191
Ventana Medical Systems, Inc. (a)	1,342	63,691
		1,012,086
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)	5,351	153,253
Acusphere, Inc. (a)	1,243	6,886
Adams Respiratory Therapeutics, Inc.	1,222	56,554
Adolor Corp. (a)	1,332	31,129
Advancis Pharmaceutical Corp. (a)	1,591	5,171
Alexza Pharmaceuticals, Inc.	730	5,957
Amarin Corp. PLC sponsored ADR (a)(d)	2,701	5,618
Aspreva Pharmaceuticals Corp. (a)	1,130	33,877
Atherogenics, Inc. (a)	1,239	16,466
Auxilium Pharmaceuticals, Inc. (a)	1,496	12,432
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	1,525	$ 14,930
Axcan Pharma, Inc. (a)	1,329	17,024
Barrier Therapeutics, Inc. (a)	1,043	6,175
Cardiome Pharma Corp. (a)	1,731	15,608
CNS., Inc.	475	10,835
Collagenex Pharmaceuticals, Inc. (a)	681	8,472
Columbia Laboratories, Inc. (a)	1,899	7,159
Connetics Corp. (a)	1,261	14,817
Corgentech, Inc. (a)	324	2,401
Cypress Bioscience, Inc. (a)	1,387	9,556
DepoMed, Inc. (a)	1,263	7,237
Discovery Laboratories, Inc. (a)	2,549	5,684
Durect Corp. (a)	2,421	11,379
Emisphere Technologies, Inc. (a)	1,366	13,319
Endo Pharmaceuticals Holdings, Inc. (a)	4,383	128,597
Epicept Corp. (a)	147	394
First Horizon Pharmaceutical Corp. (a)	1,418	29,934
Flamel Technologies SA sponsored ADR (a)	803	15,642
Hi-Tech Pharmacal Co., Inc. (a)	462	9,157
Hollis-Eden Pharmaceuticals, Inc. (a)	580	2,755
Inspire Pharmaceuticals, Inc. (a)	1,281	6,123
Ista Pharmaceuticals, Inc. (a)	753	4,458
Kos Pharmaceuticals, Inc. (a)	1,546	66,339
Labopharm, Inc. (a)	1,617	14,536
Matrixx Initiatives, Inc. (a)	372	5,550
Medicines Co. (a)	1,592	29,452
MGI Pharma, Inc. (a)	2,485	44,755
Nastech Pharmaceutical Co., Inc. (a)	1,139	15,935
New River Pharmaceuticals, Inc. (a)	1,328	39,176
Nexmed, Inc. (a)	672	464
NitroMed, Inc. (a)	982	4,016
Noven Pharmaceuticals, Inc. (a)	899	15,750
Novogen Ltd. sponsored ADR (a)	97	982
Pain Therapeutics, Inc. (a)	1,553	13,201
Penwest Pharmaceuticals Co. (a)	793	15,337
Perrigo Co.	3,452	58,063
Pharmos Corp. (a)	462	1,063
Pozen, Inc. (a)	826	11,564
Salix Pharmaceuticals Ltd. (a)	1,308	15,801
Santarus, Inc. (a)(d)	1,330	9,270
Sepracor, Inc. (a)	3,600	186,372
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	1,614	$ 71,323
Somaxon Pharmaceuticals, Inc.	769	11,143
SuperGen, Inc. (a)	1,151	4,834
Taro Pharmaceutical Industries Ltd. (a)(d)	783	9,443
Teva Pharmaceutical Industries Ltd. sponsored ADR	21,054	766,576
ViroPharma, Inc. (a)	2,193	21,338
Vivus, Inc. (a)	2,040	8,915
Westaim Corp. (a)	3,289	17,382
Xenoport, Inc.	733	16,243
Zila, Inc. (a)	3,259	11,439
		2,155,261
TOTAL HEALTH CARE		16,160,419
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	561	9,846
Argon ST, Inc. (a)	860	24,519
BE Aerospace, Inc. (a)	2,512	55,691
Ceradyne, Inc. (a)	865	37,775
Elbit Systems Ltd.	1,390	36,710
Essex Corp. (a)	486	8,840
Herley Industries, Inc. (a)	746	14,114
Innovative Solutions & Support, Inc. (a)	567	7,632
Ionatron, Inc. (a)(d)	2,941	19,587
Kaman Corp.	987	18,358
Ladish Co., Inc. (a)	465	18,316
LMI Aerospace, Inc. (a)	448	8,602
MTC Technologies, Inc. (a)	622	17,242
Sypris Solutions, Inc.	676	5,760
Taser International, Inc. (a)(d)	1,904	17,745
		300,737
Air Freight & Logistics - 0.8%
ABX Air, Inc. (a)	1,800	12,132
Atlas Air Worldwide Holdings, Inc. (a)	600	31,200
C.H. Robinson Worldwide, Inc.	5,710	251,468
Dynamex, Inc. (a)	596	11,771
EGL, Inc. (a)	1,569	70,715
Expeditors International of Washington, Inc.	3,571	351,565
Forward Air Corp.	1,261	47,187
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	852	$ 40,317
Pacer International, Inc.	1,292	38,127
Park-Ohio Holdings Corp. (a)	439	7,678
UTI Worldwide, Inc.	3,105	84,549
		946,709
Airlines - 0.3%
Frontier Airlines Holdings, Inc. (a)(d)	1,453	8,994
JetBlue Airways Corp. (a)(d)	5,655	58,925
MAIR Holdings, Inc. (a)(d)	1,544	8,893
Mesa Air Group, Inc. (a)	1,187	11,371
Pinnacle Airlines Corp. (a)	841	5,752
Republic Airways Holdings, Inc. (a)	1,345	20,646
Ryanair Holdings PLC sponsored ADR (a)	2,033	99,597
SkyWest, Inc.	1,780	41,349
UAL Corp. (a)	3,312	97,472
		352,999
Building Products - 0.1%
Aaon, Inc.	568	13,246
American Woodmark Corp.	498	17,500
Apogee Enterprises, Inc.	1,220	18,300
Builders FirstSource, Inc.	900	18,684
Insteel Industries, Inc.	286	12,327
PW Eagle, Inc.	319	8,961
Quixote Corp.	489	9,545
Universal Forest Products, Inc.	656	43,119
		141,682
Commercial Services & Supplies - 1.7%
51job, Inc. sponsored ADR (a)	198	5,417
Advisory Board Co. (a)	571	29,521
Ambassadors International, Inc.	433	9,626
American Ecology Corp.	1,049	26,634
Arrowhead Research Corp. (a)	1,920	9,427
Barrett Business Services, Inc. (a)	449	11,180
Casella Waste Systems, Inc. Class A (a)	817	12,745
CBIZ, Inc. (a)	2,443	20,155
Cintas Corp.	5,366	227,304
Clean Harbors, Inc. (a)	576	20,903
Coinstar, Inc. (a)	747	17,540
Comsys IT Partners, Inc. (a)	927	12,709
Copart, Inc. (a)	3,367	92,390
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Corporate Executive Board Co.	1,395	$ 141,899
CoStar Group, Inc. (a)	745	39,746
CRA International, Inc. (a)	352	15,629
Danka Business Systems PLC sponsored ADR (a)	836	1,028
DiamondCluster International, Inc. (a)	1,123	10,713
Duratek, Inc. (a)	611	13,405
Exponent, Inc. (a)	442	13,260
First Advantage Corp. Class A (a)	418	9,794
First Consulting Group, Inc. (a)	1,495	13,545
FirstService Corp. (sub. vtg.) (a)	1,234	31,297
Fuel-Tech, Inc. NV (a)	842	12,655
G&K Services, Inc. Class A	624	24,099
Healthcare Services Group, Inc.	1,382	28,068
Heidrick & Struggles International, Inc. (a)	758	26,773
Herman Miller, Inc.	2,268	66,271
Hudson Highland Group, Inc. (a)	700	8,344
Huron Consulting Group, Inc. (a)	752	23,034
ICT Group, Inc. (a)	571	15,291
Integrated Alarm Services Group, Inc. (a)	634	2,365
Intersections, Inc. (a)	441	4,551
Kelly Services, Inc. Class A (non-vtg.)	1,175	31,796
Kenexa Corp.	718	21,755
Kforce, Inc. (a)	1,302	19,895
Layne Christensen Co. (a)	643	17,425
Learning Tree International, Inc. (a)	1,097	9,851
LECG Corp. (a)	910	15,925
McGrath RentCorp.	1,132	30,055
Mobile Mini, Inc. (a)	876	27,463
Monster Worldwide, Inc. (a)	4,349	212,536
NCO Group, Inc. (a)	998	26,257
On Assignment, Inc. (a)	1,390	16,430
PeopleSupport, Inc. (a)	1,045	13,825
PRG-Schultz International, Inc. (a)	2,172	1,043
Resources Connection, Inc. (a)	1,680	42,840
School Specialty, Inc. (a)	772	27,823
SOURCECORP, Inc. (a)	474	11,793
Standard Parking Corp. (a)	307	8,664
Stericycle, Inc. (a)	1,414	94,271
Synagro Technologies, Inc.	2,757	12,379
Taleo Corp. Class A	824	9,806
Teletech Holdings, Inc. (a)	2,696	32,460
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	1,932	$ 34,003
TRM Corp. (a)	430	3,062
United Stationers, Inc. (a)	1,153	53,522
Waste Industries USA, Inc.	1,018	20,676
Waste Services, Inc. (a)	4,374	12,728
West Corp. (a)	2,311	112,130
		1,917,731
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	2,305	101,996
Insituform Technologies, Inc. Class A (a)	1,365	34,944
Integrated Electrical Services, Inc. (a)	652	12,577
KHD Humboldt Wedag International Ltd. (a)	487	13,388
Modtech Holdings, Inc. (a)	1,009	9,475
Sterling Construction Co., Inc. (a)	341	10,401
Washington Group International, Inc.	855	46,076
Williams Scotsman International, Inc.	1,200	31,200
		260,057
Electrical Equipment - 0.5%
Active Power, Inc. (a)	2,586	11,404
American Power Conversion Corp.	6,674	131,344
American Superconductor Corp. (a)	795	7,449
Capstone Turbine Corp. (a)(d)	3,505	10,690
China BAK Battery, Inc. (a)	1,600	15,989
Color Kinetics, Inc. (a)	533	8,166
Deswell Industries, Inc.	609	5,481
Distributed Energy Systems Corp. (a)	1,083	5,491
Encore Wire Corp. (a)	772	29,483
Energy Conversion Devices, Inc. (a)	1,148	45,633
Evergreen Solar, Inc. (a)	2,133	23,783
Franklin Electric Co., Inc.	734	38,396
FuelCell Energy, Inc. (a)	1,447	15,136
Genlyte Group, Inc. (a)	894	62,383
Hoku Scientific, Inc.	796	3,534
Hydrogenics Corp. (a)	3,294	10,929
II-VI, Inc. (a)	1,022	19,398
LSI Industries, Inc.	1,131	16,626
Medis Technologies Ltd. (a)	883	21,404
Microvision, Inc. (a)(d)	1,063	2,222
Plug Power, Inc. (a)(d)	2,703	13,812
Powell Industries, Inc. (a)	482	10,869
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Power-One, Inc. (a)	2,581	$ 15,847
Preformed Line Products Co.	259	9,166
Superior Essex, Inc. (a)	525	17,819
Ultralife Batteries, Inc. (a)	686	6,990
Valence Technology, Inc. (a)(d)	2,374	4,582
Vicor Corp.	797	14,187
Woodward Governor Co.	1,092	34,573
		612,786
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	30,623
Machinery - 1.1%
3D Systems Corp. (a)	683	13,523
A.S.V., Inc. (a)	884	18,078
American Railcar Industries, Inc.	600	20,622
American Science & Engineering, Inc. (a)	281	16,149
Astec Industries, Inc. (a)	782	27,010
Axsys Technologies, Inc. (a)	558	9,224
Basin Water, Inc.	502	7,580
Blue Holdings, Inc. (a)	1,683	9,694
Bucyrus International, Inc. Class A	1,030	52,571
Columbus McKinnon Corp. (NY Shares) (a)	686	18,042
Commercial Vehicle Group, Inc. (a)	625	12,838
Dynamic Materials Corp.	432	12,040
Flanders Corp. (a)	1,144	11,612
Flow International Corp. (a)	1,061	14,217
FreightCar America, Inc.	410	24,748
Gehl Co. (a)	645	17,118
Hardinge, Inc.	423	6,028
Joy Global, Inc.	4,141	222,537
L.B. Foster Co. Class A (a)	446	10,650
Lincoln Electric Holdings, Inc.	1,356	74,526
Middleby Corp. (a)	428	38,233
Nordson Corp.	1,291	60,225
Omega Flex, Inc. (a)	414	7,415
PACCAR, Inc.	5,761	442,733
Portec Rail Products, Inc.	692	9,500
RBC Bearings, Inc.	747	18,697
Sun Hydraulics Corp.	516	10,165
Tecumseh Products Co.:
Class A (non-vtg.)	517	11,224
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.: - continued
Class B (a)	262	$ 5,109
TurboChef Technologies, Inc. (a)	800	8,952
Volvo AB sponsored ADR	588	28,924
		1,239,984
Marine - 0.2%
Alexander & Baldwin, Inc.	1,401	63,395
American Commercial Lines, Inc.	1,000	54,910
Aries Maritime Transport Ltd.	1,020	11,516
DryShips, Inc. (d)	900	8,100
Eagle Bulk Shipping, Inc. (d)	700	9,478
Genco Shipping & Trading Ltd.	721	12,098
Navios Maritime Holdings, Inc. (d)	1,800	8,118
Quintana Maritime Ltd. (d)	1,744	13,708
Stolt-Nielsen SA Class B sponsored ADR	898	23,294
		204,617
Road & Rail - 0.7%
AMERCO (a)	850	75,149
Arkansas Best Corp.	807	33,256
Celadon Group, Inc. (a)	676	18,908
Central Freight Lines, Inc. (a)	726	1,307
Covenant Transport, Inc. Class A (a)	611	8,004
Frozen Food Express Industries, Inc. (a)	698	7,043
Heartland Express, Inc.	3,302	55,672
J.B. Hunt Transport Services, Inc.	5,482	134,145
Landstar System, Inc.	2,130	94,125
Marten Transport Ltd. (a)	1,029	20,138
Old Dominion Freight Lines, Inc. (a)	1,486	45,784
P.A.M. Transportation Services, Inc. (a)	668	17,896
Quality Distribution, Inc. (a)	449	6,129
SCS Transportation, Inc. (a)	638	15,612
Swift Transportation Co., Inc. (a)	2,547	72,946
U.S. Xpress Enterprises, Inc. Class A (a)	842	18,751
Universal Truckload Services, Inc. (a)	500	16,090
USA Truck, Inc. (a)	550	10,874
Vitran Corp., Inc. (a)	474	10,305
Werner Enterprises, Inc.	2,833	55,159
YRC Worldwide, Inc. (a)	1,886	74,384
		791,677
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Aceto Corp.	828	$ 6,342
Beacon Roofing Supply, Inc. (a)	794	29,934
Electro Rent Corp. (a)	1,299	21,434
Fastenal Co.	5,052	217,236
H&E Equipment Services, Inc.	1,195	35,551
Lawson Products, Inc.	395	14,532
NuCo2, Inc. (a)	701	18,745
Rush Enterprises, Inc. Class A (a)	983	17,124
UAP Holding Corp.	1,607	37,925
		398,823
TOTAL INDUSTRIALS		7,198,425
INFORMATION TECHNOLOGY - 47.4%
Communications Equipment - 8.5%
3Com Corp. (a)	13,296	59,965
ADC Telecommunications, Inc. (a)	3,801	68,114
Adtran, Inc.	2,611	65,849
Airspan Networks, Inc. (a)	2,489	13,192
Alvarion Ltd. (a)	2,562	18,600
Anaren, Inc. (a)	662	13,015
Andrew Corp. (a)	5,155	52,169
Arris Group, Inc. (a)	3,712	44,618
AudioCodes Ltd. (a)	1,741	21,014
Avanex Corp. (a)	6,051	10,529
Avici Systems, Inc. (a)	537	3,270
Avocent Corp. (a)	1,639	37,271
Aware, Inc. (a)	1,453	8,268
Bel Fuse, Inc.:
Class A	177	5,089
Class B (non-vtg.)	300	9,414
Black Box Corp.	852	44,006
Blue Coat Systems, Inc. (a)	361	5,733
Bookham, Inc. (a)	1,243	4,786
C-COR, Inc. (a)	1,969	13,507
Carrier Access Corp. (a)	1,526	12,147
Ceragon Networks Ltd. (a)	865	3,979
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	798	11,172
CIENA Corp. (a)	23,476	98,364
Cisco Systems, Inc. (a)	209,628	4,125,479
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comtech Group, Inc. (a)	1,575	$ 24,759
Comtech Telecommunications Corp. (a)	781	23,477
Comverse Technology, Inc. (a)	6,967	156,897
Digi International, Inc. (a)	1,004	11,938
Ditech Networks, Inc. (a)	1,208	10,920
ECI Telecom Ltd. (a)	3,668	35,286
EFJ, Inc. (a)	1,024	6,984
EMS Technologies, Inc. (a)	443	8,740
Endwave Corp. (a)	412	5,302
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	5,938
Extreme Networks, Inc. (a)	3,999	17,756
F5 Networks, Inc. (a)	1,331	64,580
Finisar Corp. (a)	11,548	52,774
Foundry Networks, Inc. (a)	4,534	58,307
Glenayre Technologies, Inc. (a)	1,379	3,847
Harmonic, Inc. (a)	2,575	11,588
Inter-Tel, Inc.	969	20,281
InterDigital Communication Corp. (a)	2,421	68,635
Ituran Location & Control Ltd.	834	12,402
Ixia (a)	2,329	24,012
JDS Uniphase Corp. (a)	54,786	166,002
Juniper Networks, Inc. (a)	19,147	305,012
KVH Industries, Inc. (a)	419	4,764
Lantronix, Inc. (a)	4,414	9,446
Loral Space & Communications Ltd. (a)	600	16,800
MRV Communications, Inc. (a)(d)	4,346	12,995
NETGEAR, Inc. (a)	1,147	26,851
Network Engines, Inc. (a)	1,511	2,674
Nice Systems Ltd. sponsored ADR (a)	1,202	32,694
NMS Communications Corp. (a)	1,666	6,697
Oplink Communications, Inc. (a)	693	13,091
Optical Communication Products, Inc. (a)	1,330	2,727
Orckit Communications Ltd. (a)	601	7,591
Packeteer, Inc. (a)	1,039	11,897
Parkervision, Inc. (a)(d)	1,061	10,822
PC-Tel, Inc. (a)	1,155	11,400
Pegasus Wireless Corp. (a)(d)	2,500	28,075
Performance Technologies, Inc. (a)	470	3,408
Polycom, Inc. (a)	3,211	69,325
Powerwave Technologies, Inc. (a)	3,586	35,107
Qiao Xing Universal Telephone, Inc. (a)(d)	504	4,077
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	56,656	$ 2,561,418
RADWARE Ltd. (a)	685	9,515
Radyne Corp. (a)	1,102	14,491
Redback Networks, Inc. (a)	1,785	42,644
Research In Motion Ltd. (a)	6,270	406,583
SafeNet, Inc. (a)	810	13,462
SCM Microsystems, Inc. (a)	1,068	3,321
SeaChange International, Inc. (a)	1,245	7,769
Sierra Wireless, Inc. (a)	732	12,362
Sirenza Microdevices, Inc. (a)	2,267	25,889
Sonus Networks, Inc. (a)	8,174	38,091
SpectraLink Corp.	479	4,445
Stratex Networks, Inc. (a)	2,958	12,364
Sycamore Networks, Inc. (a)	11,258	49,760
Symmetricom, Inc. (a)	1,374	9,962
Tekelec (a)	2,363	34,098
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,825	122,515
Tellabs, Inc. (a)	15,522	221,965
Telular Corp. (a)	871	2,003
Tollgrade Communications, Inc. (a)	443	4,262
UTStarcom, Inc. (a)(d)	3,667	23,395
ViaSat, Inc. (a)	976	24,888
Westell Technologies, Inc. Class A (a)	3,694	9,826
WJ Communications, Inc. (a)	2,092	4,393
Zhone Technologies, Inc. (a)	6,304	13,238
		9,828,087
Computers & Peripherals - 5.1%
ActivIdentity Corp. (a)	1,423	6,048
Adaptec, Inc. (a)	4,706	21,036
Advanced Digital Information Corp. (a)	2,971	35,266
Apple Computer, Inc. (a)	28,665	1,713,307
Avid Technology, Inc. (a)	1,688	66,490
Brocade Communications Systems, Inc. (a)	9,900	60,489
Concurrent Computer Corp. (a)	2,256	6,114
Cray, Inc. (a)	2,041	3,796
Creative Technology Ltd. (NASDAQ)	2,846	16,165
Dell, Inc. (a)	80,360	2,039,537
Dot Hill Systems Corp. (a)	1,177	4,520
Electronics for Imaging, Inc. (a)	1,863	43,650
Hutchinson Technology, Inc. (a)	937	21,767
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Immersion Corp. (a)	860	$ 4,850
InFocus Corp. (a)	1,431	6,783
Innovex, Inc. (a)	857	3,728
Komag, Inc. (a)	960	39,869
LaserCard Corp. (a)	492	8,143
Lexar Media, Inc. (a)	2,584	24,367
Logitech International SA sponsored ADR (a)	560	22,831
M-Systems Flash Disk Pioneers Ltd. (a)	1,524	50,978
McDATA Corp.:
Class A (a)	4,595	17,369
Class B (a)	1,013	3,586
Mobility Electronics, Inc. (a)	1,162	8,308
Neoware Systems, Inc. (a)	1,146	23,676
Network Appliance, Inc. (a)	12,869	411,808
Novatel Wireless, Inc. (a)	861	9,592
Overland Storage, Inc. (a)	914	7,294
Palm, Inc. (a)(d)	3,556	58,603
Presstek, Inc. (a)	1,343	13,121
QLogic Corp. (a)	6,946	124,194
Rackable Systems, Inc.	948	35,939
Rimage Corp. (a)	799	16,875
SanDisk Corp. (a)	6,652	374,308
SBS Technologies, Inc. (a)	435	7,169
Scailex Corp. Ltd. (Israel) (a)	1,465	10,345
SimpleTech, Inc. (a)	1,620	6,399
Stratasys, Inc. (a)	390	11,801
Sun Microsystems, Inc. (a)	117,062	545,509
Synaptics, Inc. (a)	866	20,507
Xyratex Ltd. (a)	973	26,154
		5,932,291
Electronic Equipment & Instruments - 1.8%
Acacia Research Corp. - Acacia Technologies (a)	1,296	15,526
Aeroflex, Inc. (a)	2,655	31,090
Agilysys, Inc.	1,074	17,721
Applied Films Corp. (a)	436	12,361
Bell Microproducts, Inc. (a)	812	4,904
Brightpoint, Inc. (a)	1,604	34,294
CalAmp Corp. (a)	1,266	12,381
CDW Corp.	2,751	153,863
Cherokee International Corp. (a)	469	2,448
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cogent, Inc. (a)	3,000	$ 46,560
Cognex Corp.	1,592	39,975
Coherent, Inc. (a)	1,061	34,939
CPI International, Inc.	798	13,566
Daktronics, Inc.	949	45,201
DDi Corp. (a)	1,501	11,017
DTS, Inc. (a)	525	9,881
Echelon Corp. (a)	1,061	8,934
Electro Scientific Industries, Inc. (a)	948	18,856
Excel Technology, Inc. (a)	354	10,556
Fargo Electronics, Inc. (a)	609	15,121
FARO Technologies, Inc. (a)	894	13,437
Flextronics International Ltd. (a)	18,679	210,326
FLIR Systems, Inc. (a)	2,234	57,034
Global Imaging Systems, Inc. (a)	678	27,764
GSI Group, Inc. (a)	996	9,392
Identix, Inc. (a)	3,287	19,393
Insight Enterprises, Inc. (a)	1,623	29,441
INTAC International (a)(d)	1,136	6,975
International DisplayWorks, Inc. (a)	1,000	5,120
Itron, Inc. (a)	767	45,867
LeCroy Corp. (a)	442	6,055
Lipman Electronic Engineer Ltd. (NASDAQ) (a)	766	22,528
Littelfuse, Inc. (a)	850	29,776
LoJack Corp. (a)	808	14,261
M-Flex Electronix, Inc. (a)	868	28,878
Maxwell Technologies, Inc. (a)	899	17,980
Measurement Specialties, Inc. (a)	600	16,398
Mechanical Technology, Inc. (a)	1,285	5,217
Mercury Computer Systems, Inc. (a)	1,018	16,716
Merix Corp. (a)	475	4,570
Methode Electronics, Inc. Class A	1,293	12,335
Metrologic Instruments, Inc. (a)	824	12,385
Molex, Inc.	3,241	115,056
Molex, Inc. Class A (non-vtg.)	3,177	97,121
MTS Systems Corp.	722	30,144
National Instruments Corp.	2,767	77,504
Newport Corp. (a)	1,742	28,569
NovAtel, Inc. (a)	320	11,088
NU Horizons Electronics Corp. (a)	658	5,468
Optimal Group, Inc. Class A (a)	1,305	18,453
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Orbotech Ltd. (a)	1,227	$ 30,822
OSI Systems, Inc. (a)	490	9,756
OYO Geospace Corp. (a)	211	12,016
PC Connection, Inc. (a)	1,121	6,614
Pemstar, Inc. (a)	1,399	3,987
PFSweb, Inc. (a)	1,212	1,479
Photon Dynamics, Inc. (a)	560	8,932
Planar Systems, Inc. (a)	480	6,422
Plexus Corp. (a)	1,585	62,338
RadiSys Corp. (a)	665	13,799
Richardson Electronics Ltd.	989	6,794
Rofin-Sinar Technologies, Inc. (a)	705	38,465
Sanmina-SCI Corp. (a)	20,574	96,698
ScanSource, Inc. (a)	521	30,676
Smart Modular Tech WWH, Inc.	1,872	16,080
SpatiaLight, Inc. (a)(d)	1,783	5,456
Staktek Holdings, Inc. (a)	1,214	7,405
Sunpower Corp. Class A	286	8,692
Suntron Corp. (a)	1,647	3,195
Tech Data Corp. (a)	1,850	67,155
Trimble Navigation Ltd. (a)	1,866	85,724
TTM Technologies, Inc. (a)	1,039	15,180
Universal Display Corp. (a)	1,471	21,506
Viisage Technology, Inc. (a)(d)	1,009	13,521
Woodhead Industries, Inc.	504	8,805
X-Rite, Inc.	1,218	14,226
Zomax, Inc. (a)	2,600	4,238
Zygo Corp. (a)	622	9,355
		2,143,781
Internet Software & Services - 6.7%
24/7 Real Media, Inc. (a)	2,353	19,648
Access Integrated Technologies, Inc. Class A (a)	987	11,844
Akamai Technologies, Inc. (a)	5,299	165,806
Aladdin Knowledge Systems Ltd. (a)	753	16,016
aQuantive, Inc. (a)	2,600	64,454
Ariba, Inc. (a)	2,305	19,569
Art Technology Group, Inc. (a)	2,639	8,155
AsiaInfo Holdings, Inc. (a)	1,307	5,372
Autobytel, Inc. (a)	1,041	3,362
Baidu.com, Inc. sponsored ADR	369	28,716
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Bankrate, Inc. (a)	726	$ 33,069
Chordiant Software, Inc. (a)	2,159	6,974
Click Commerce, Inc. (a)(d)	442	8,588
CMGI, Inc. (a)	16,443	21,705
CNET Networks, Inc. (a)	4,909	43,003
Corillian Corp. (a)	1,860	5,394
Cryptologic, Inc.	469	11,251
CyberSource Corp. (a)	1,115	10,615
DealerTrack Holdings, Inc.	1,000	21,650
Digital Insight Corp. (a)	1,290	41,732
Digital River, Inc. (a)	1,279	56,225
Digitas, Inc. (a)	3,011	39,173
EarthLink, Inc. (a)	5,038	41,967
eBay, Inc. (a)	48,209	1,581,737
eCollege.com (a)	553	12,653
Entrust, Inc. (a)	2,378	7,610
Equinix, Inc. (a)	915	53,326
GigaMedia Ltd. (a)	1,836	15,092
Google, Inc. Class A (sub. vtg.) (a)	7,313	2,719,120
Greenfield Online, Inc. (a)	454	3,337
Homestore, Inc. (a)	4,453	26,540
InfoSpace, Inc. (a)	1,141	25,866
Internet Capital Group, Inc. (a)	2,642	22,774
Interwoven, Inc. (a)	1,495	13,724
Iona Technologies PLC sponsored ADR (a)	533	2,217
iPass, Inc. (a)	1,581	10,055
j2 Global Communications, Inc. (a)	1,462	38,831
Jupitermedia Corp. (a)	1,459	21,754
Keynote Systems, Inc. (a)	1,025	10,752
Kintera, Inc. (a)	800	1,112
Liquidity Services, Inc.	1,021	19,654
LivePerson, Inc. (a)	2,751	13,012
LookSmart Ltd. (a)	833	3,640
Marchex, Inc. Class B (a)	1,045	17,849
MIVA, Inc. (a)	1,339	5,624
NaviSite, Inc. (a)	523	2,040
NetEase.com, Inc. sponsored ADR (a)	2,444	49,980
NetRatings, Inc. (a)	1,039	14,962
NIC, Inc. (a)	1,749	11,229
Online Resources Corp. (a)	1,151	14,077
Open Text Corp. (a)	1,697	24,440
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Openwave Systems, Inc. (a)	3,123	$ 44,159
Perficient, Inc. (a)	1,048	14,620
PlanetOut, Inc. (a)	573	4,189
RADVision Ltd. (a)	826	13,637
RealNetworks, Inc. (a)	5,396	51,046
S1 Corp. (a)	3,058	16,819
SAVVIS, Inc. (a)	5,140	9,663
Selectica, Inc. (a)	2,459	6,221
Sify Ltd. sponsored ADR (a)	740	7,526
Sina Corp. (a)	1,642	40,295
SkillSoft PLC sponsored ADR (a)	3,139	17,986
Sohu.com, Inc. (a)	1,276	31,811
SonicWALL, Inc. (a)	2,405	20,274
Stellent, Inc.	1,069	11,898
Supportsoft, Inc. (a)	2,282	8,900
The Knot, Inc. (a)	1,118	18,335
TheStreet.com, Inc.	1,001	11,862
Tom Online, Inc. sponsored ADR (a)	200	4,290
Traffic.com, Inc.	800	3,936
Travelzoo, Inc. (a)	630	18,761
Tumbleweed Communications Corp. (a)	1,264	3,489
United Online, Inc.	1,839	21,921
ValueClick, Inc. (a)	3,510	55,318
VeriSign, Inc. (a)	8,877	199,289
Vignette Corp. (a)	1,002	13,657
Vitria Technology, Inc. (a)	2,548	6,854
Vocus, Inc.	861	11,434
WebEx Communications, Inc. (a)	1,430	46,976
webMethods, Inc. (a)	2,229	20,128
Websense, Inc. (a)	1,508	33,402
WebSideStory, Inc. (a)	1,076	14,752
Website Pros, Inc.	652	6,527
Workstream, Inc. (a)	1,954	2,716
Yahoo!, Inc. (a)	48,434	1,530,030
Zix Corp. (a)(d)	974	1,081
		7,751,097
IT Services - 1.6%
Acxiom Corp.	3,256	76,776
Answerthink, Inc. (a)	1,964	9,231
Applied Digital Solutions, Inc. (a)	2,129	4,535
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Carreker Corp. (a)	996	$ 5,498
CheckFree Corp. (a)	3,197	159,626
Cognizant Technology Solutions Corp. Class A (a)	4,649	274,291
Covansys Corp. (a)	1,396	19,209
CSG Systems International, Inc. (a)	1,788	41,625
Edgewater Technology, Inc. (a)	1,090	7,390
Euronet Worldwide, Inc. (a)	1,275	44,663
Fiserv, Inc. (a)	6,146	265,200
Forrester Research, Inc. (a)	638	16,339
Gevity HR, Inc.	796	21,595
iGate Corp. (a)	1,393	8,372
Indus International, Inc. (a)	1,166	3,510
Infocrossing, Inc. (a)	717	7,858
Infosys Technologies Ltd. sponsored ADR	1,264	89,238
infoUSA, Inc.	1,995	20,728
Integral Systems, Inc.	418	12,022
Kanbay International, Inc. (a)	1,468	20,302
Lightbridge, Inc. (a)	1,638	19,165
Lionbridge Technologies, Inc. (a)	1,683	11,108
ManTech International Corp. Class A (a)	669	22,646
Ness Technologies, Inc. (a)	932	10,168
Paychex, Inc.	13,165	483,287
RightNow Technologies, Inc. (a)	1,056	17,223
Sapient Corp. (a)	4,930	26,376
SI International, Inc. (a)	431	13,658
SM&A (a)	996	5,797
Sykes Enterprises, Inc. (a)	1,314	22,653
Syntel, Inc.	1,406	32,338
TALX Corp.	879	23,381
Telvent GIT SA (a)	871	13,065
TRX, Inc.	921	8,667
Zanett, Inc. (a)	2,719	7,233
		1,824,773
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,372	83,755
Semiconductors & Semiconductor Equipment - 9.6%
8X8, Inc. (a)(d)	2,302	2,947
Actel Corp. (a)	1,079	14,977
ADE Corp. (a)	460	14,817
Advanced Analogic Technologies, Inc.	1,805	20,812
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Advanced Energy Industries, Inc. (a)	1,755	$ 24,746
Alliance Semiconductor Corp. (a)	1,231	3,398
Altera Corp. (a)	12,719	248,784
AMIS Holdings, Inc. (a)	3,292	32,295
Amkor Technology, Inc. (a)	6,344	60,331
ANADIGICS, Inc. (a)	839	7,165
Applied Materials, Inc.	54,078	914,459
Applied Micro Circuits Corp. (a)	9,268	27,248
ARM Holdings PLC sponsored ADR	2,713	17,906
ASE Test Ltd. (a)	3,590	33,423
ASM International NV (NASDAQ) (a)	397	6,761
ASML Holding NV (NY Shares) (a)	5,516	112,195
Asyst Technologies, Inc. (a)	1,284	8,834
Atheros Communications, Inc. (a)	1,589	35,101
ATI Technologies, Inc. (a)	8,351	137,781
Atmel Corp. (a)	19,801	95,045
ATMI, Inc. (a)	1,136	29,763
Axcelis Technologies, Inc. (a)	2,915	18,569
Broadcom Corp. Class A (a)	16,019	541,602
Brooks Automation, Inc. (a)	2,292	27,687
Cabot Microelectronics Corp. (a)	748	21,512
California Micro Devices Corp. (a)	960	5,702
Cambridge Display Technologies, Inc. (a)(d)	1,117	8,992
Camtek Ltd. (a)	1,772	11,784
Cascade Microtech, Inc. (a)	599	6,685
Centillium Communications, Inc. (a)	1,559	4,942
Ceva, Inc. (a)	287	1,762
China Energy Savings Technology, Inc. (a)	1,108	0
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	2,935	19,048
Cirrus Logic, Inc. (a)	2,895	23,681
Cohu, Inc.	994	17,226
Conexant Systems, Inc. (a)	16,482	48,292
Credence Systems Corp. (a)	4,370	19,927
Cree, Inc. (a)(d)	2,605	66,818
Cymer, Inc. (a)	1,294	60,029
Diodes, Inc. (a)	882	31,408
DSP Group, Inc. (a)	799	21,006
Eagle Test Systems, Inc.	675	9,923
EMCORE Corp. (a)	1,649	15,715
Entegris, Inc. (a)	4,542	43,967
ESS Technology, Inc. (a)	1,906	4,917
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Exar Corp. (a)	1,400	$ 18,480
FEI Co. (a)	1,251	29,273
FormFactor, Inc. (a)	1,561	60,473
FSI International, Inc. (a)	988	4,782
Genesis Microchip, Inc. (a)	1,212	14,823
Hi/fn, Inc. (a)	451	2,417
Hittite Microwave Corp.	900	32,004
ICOS Vision Systems NV (a)	570	25,625
Ikanos Communications, Inc.	934	14,841
Integrated Device Technology, Inc. (a)	6,715	96,293
Integrated Silicon Solution, Inc. (a)	1,726	9,735
Intel Corp.	200,563	3,614,145
Intersil Corp. Class A	5,059	135,632
Intevac, Inc. (a)	636	13,636
IXYS Corp. (a)	1,068	10,680
KLA-Tencor Corp.	6,473	265,652
Kopin Corp. (a)	2,638	11,765
Kulicke & Soffa Industries, Inc. (a)	1,390	11,217
Lam Research Corp. (a)	4,467	200,077
Lattice Semiconductor Corp. (a)	3,480	20,984
Leadis Technology, Inc. (a)	715	3,675
Linear Technology Corp.	10,400	351,000
LTX Corp. (a)	3,886	28,834
Marvell Technology Group Ltd. (a)	9,942	473,935
Mattson Technology, Inc. (a)	1,825	16,352
Maxim Integrated Products, Inc.	11,123	341,810
Micrel, Inc. (a)	2,895	32,598
Microchip Technology, Inc.	7,204	247,097
Microsemi Corp. (a)	2,037	48,847
Microtune, Inc. (a)	1,795	11,488
Mindspeed Technologies, Inc. (a)	2,431	6,977
MIPS Technologies, Inc. (a)	1,934	11,159
MKS Instruments, Inc. (a)	2,126	46,411
Monolithic Power Systems, Inc. (a)	1,663	24,363
Monolithic System Technology, Inc. (a)	1,045	8,496
Nanometrics, Inc. (a)	749	8,456
Netlogic Microsystems, Inc. (a)	690	22,535
Nextest Systems Corp.	1,020	18,309
Novellus Systems, Inc. (a)	4,910	113,716
NVE Corp. (a)(d)	234	3,405
NVIDIA Corp. (a)	11,446	263,029
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
O2Micro International Ltd. sponsored ADR (a)	1,627	$ 14,122
Omnivision Technologies, Inc. (a)	1,822	53,385
ON Semiconductor Corp. (a)	11,508	69,508
PDF Solutions, Inc. (a)	891	11,841
Pericom Semiconductor Corp. (a)	1,064	9,257
Photronics, Inc. (a)	1,167	19,687
Pixelworks, Inc. (a)	1,850	5,199
PLX Technology, Inc. (a)	1,370	16,358
PMC-Sierra, Inc. (a)	6,281	60,549
PortalPlayer, Inc. (a)	710	7,136
Power Integrations, Inc. (a)	969	17,074
PowerDsine Ltd. (a)	593	4,572
Rambus, Inc. (a)	3,414	82,824
RF Micro Devices, Inc. (a)	7,285	52,816
Rudolph Technologies, Inc. (a)	861	14,275
Saifun Semiconductors Ltd.	944	28,160
Semitool, Inc. (a)	1,012	9,169
Semtech Corp. (a)	2,730	45,700
Sigma Designs, Inc. (a)	683	9,494
SigmaTel, Inc. (a)	1,152	6,313
Silicon Image, Inc. (a)	2,625	24,990
Silicon Laboratories, Inc. (a)	1,919	74,860
Silicon Motion Technology Corp. sponsored ADR	723	10,187
Silicon Storage Technology, Inc. (a)	3,448	12,827
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	15,759	95,815
SiRF Technology Holdings, Inc. (a)	1,828	53,579
Skyworks Solutions, Inc. (a)	5,586	31,617
Spansion, Inc.	3,689	66,513
Standard Microsystems Corp. (a)	699	15,930
STATS ChipPAC Ltd. sponsored ADR (a)	1,789	11,450
Supertex, Inc. (a)	433	17,562
Tessera Technologies, Inc. (a)	1,658	46,822
Therma-Wave, Inc. (a)	2,068	2,771
Tower Semicondutor Ltd. (a)	1,870	3,048
Transmeta Corp. (a)	5,739	8,379
Transwitch Corp. (a)	3,005	5,619
Trident Microsystems, Inc. (a)	1,636	36,123
TriQuint Semiconductor, Inc. (a)	5,669	29,252
Ultra Clean Holdings, Inc. (a)	1,092	9,227
Ultratech, Inc. (a)	794	14,205
Varian Semiconductor Equipment Associates, Inc. (a)	1,929	59,703
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Veeco Instruments, Inc. (a)	861	$ 20,810
Vimicro International Corp. sponsored ADR	272	4,446
Virage Logic Corp. (a)	772	7,488
Vitesse Semiconductor Corp. (a)(d)	6,755	11,348
Volterra Semiconductor Corp. (a)	875	13,353
White Electronic Designs Corp. (a)	952	4,865
Xilinx, Inc.	11,924	310,024
Zilog, Inc. (a)	350	1,078
Zoran Corp. (a)	1,363	33,734
		11,130,072
Software - 14.0%
Activision, Inc. (a)	9,280	121,290
Actuate Corp. (a)	2,431	9,797
Adobe Systems, Inc. (a)	20,657	591,410
Advent Software, Inc. (a)	1,121	36,780
Agile Software Corp. (a)	2,069	13,635
Altiris, Inc. (a)	833	14,536
American Software, Inc. Class A	951	6,638
Ansoft Corp. (a)	1,324	25,924
Ansys, Inc. (a)	988	49,835
Aspen Technology, Inc. (a)	1,148	13,432
Atari, Inc. (a)	4,071	2,605
Authentidate Holding Corp. (a)	825	2,219
Autodesk, Inc. (a)	8,147	296,469
BEA Systems, Inc. (a)	13,395	181,636
Blackbaud, Inc.	1,699	32,638
Blackboard, Inc. (a)	935	24,759
Borland Software Corp. (a)	2,486	13,151
Bottomline Technologies, Inc. (a)	831	8,360
Business Objects SA sponsored ADR (a)	1,189	35,064
Cadence Design Systems, Inc. (a)	8,886	160,303
Captaris, Inc. (a)	2,149	9,971
Catapult Communications Corp. (a)	635	7,811
CDC Corp. Class A (a)	2,961	13,147
Check Point Software Technologies Ltd. (a)	8,471	163,660
Citrix Systems, Inc. (a)	6,126	230,215
Cognos, Inc. (a)	3,033	92,928
Compuware Corp. (a)	12,949	95,305
Concur Technologies, Inc. (a)	1,142	17,210
Convera Corp. Class A (a)(d)	1,608	10,243
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Corel Corp.	690	$ 9,148
Descartes Systems Group, Inc. (a)	893	3,560
Digimarc Corp. (a)	710	4,239
ECtel Ltd. (a)	171	882
Electronic Arts, Inc. (a)	10,477	440,767
Embarcadero Technologies, Inc. (a)	915	5,106
Epicor Software Corp. (a)	2,019	21,785
EPIQ Systems, Inc. (a)	646	10,349
eSpeed, Inc. Class A (a)	879	6,812
Evolving Systems, Inc. (a)	203	290
FalconStor Software, Inc. (a)	1,358	8,650
FileNET Corp. (a)	1,427	37,173
Fundtech Ltd. (a)	1,047	10,962
Gravity Co. Ltd. sponsored ADR (a)	917	7,299
Hummingbird Ltd. (a)	422	11,803
Hyperion Solutions Corp. (a)	1,944	55,812
i2 Technologies, Inc. (a)	642	8,057
Informatica Corp. (a)	3,191	44,865
Interactive Intelligence, Inc. (a)	995	10,069
Intergraph Corp. (a)	1,107	39,354
Internet Security Systems, Inc. (a)	1,483	30,372
InterVideo, Inc. (a)	605	6,177
Intervoice, Inc. (a)	1,422	9,357
Intuit, Inc. (a)	6,177	341,526
Jack Henry & Associates, Inc.	2,913	54,648
JDA Software Group, Inc. (a)	644	8,964
KongZhong Corp. sponsored ADR (a)	751	8,554
Kronos, Inc. (a)	1,026	41,040
Lawson Software, Inc. (a)	3,015	20,351
Macrovision Corp. (a)	1,640	36,966
Magic Software Enterprises Ltd. (a)	1,246	1,956
Magma Design Automation, Inc. (a)	958	6,696
Majesco Entertainment Co. (a)	700	1,099
Manhattan Associates, Inc. (a)	1,046	21,046
Manugistics Group, Inc. (a)	1,559	3,882
MapInfo Corp. (a)	784	10,678
Mentor Graphics Corp. (a)	2,477	31,136
MetaSolv, Inc. (a)	3,613	11,056
MICROS Systems, Inc. (a)	1,328	54,647
Microsoft Corp.	351,909	7,970,688
MicroStrategy, Inc. Class A (a)	404	38,130
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Mobius Management Systems, Inc. (a)	1,054	$ 6,219
Moldflow Corp. (a)	749	9,730
MRO Software, Inc. (a)	735	15,420
Napster, Inc. (a)	1,962	6,298
NDS Group PLC sponsored ADR (a)	374	19,010
Net 1 UEPS Technologies, Inc. (a)	1,614	41,125
NetIQ Corp. (a)	1,873	22,794
NetScout Systems, Inc. (a)	1,681	13,398
Novell, Inc. (a)	12,649	97,777
Nuance Communications, Inc. (a)	6,016	52,460
Open Solutions, Inc. (a)	589	16,345
OpenTV Corp. Class A (a)	3,140	11,210
Opnet Technologies, Inc. (a)	1,106	12,531
Opsware, Inc. (a)	3,569	27,910
Oracle Corp. (a)	176,086	2,503,943
Parametric Technology Corp. (a)	3,893	51,933
Pegasystems, Inc. (a)	1,561	10,833
Pervasive Software, Inc. (a)	1,282	5,320
Phoenix Technologies Ltd. (a)	1,781	10,330
Plato Learning, Inc. (a)	886	6,007
Progress Software Corp. (a)	1,547	36,014
QAD, Inc.	960	6,758
Quality Systems, Inc.	952	31,625
Quest Software, Inc. (a)	3,675	51,009
Quovadx, Inc. (a)	1,252	3,230
Radiant Systems, Inc. (a)	1,048	11,308
Red Hat, Inc. (a)	6,218	163,036
Renaissance Learning, Inc.	1,229	17,882
Retalix Ltd. (a)	546	12,645
RSA Security, Inc. (a)	2,264	34,028
SAFLINK Corp. (a)	2,886	1,443
SCO Group, Inc. (a)	176	808
Secure Computing Corp. (a)	1,877	16,668
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	747	10,667
Smith Micro Software, Inc. (a)	1,031	14,022
Sonic Solutions, Inc. (a)	1,220	18,617
SPSS, Inc. (a)	683	25,271
SSA Global Technologies, Inc.	2,666	51,054
SumTotal Systems, Inc. (a)	2,233	12,683
Symantec Corp. (a)	35,673	556,499
Synopsys, Inc. (a)	5,027	102,702
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Synplicity, Inc. (a)	1,694	$ 10,892
Take-Two Interactive Software, Inc. (a)	2,512	40,920
The9 Ltd. sponsored ADR (a)	358	9,985
THQ, Inc. (a)	2,404	56,085
TIBCO Software, Inc. (a)	7,737	59,343
Transaction Systems Architects, Inc. Class A (a)	1,334	52,106
Ulticom, Inc. (a)	1,349	12,249
Ultimate Software Group, Inc. (a)	884	20,058
Unica Corp.	960	8,803
VA Software Corp. (a)	2,086	8,845
Vasco Data Security International, Inc. (a)	1,290	10,772
Verint Systems, Inc. (a)	1,071	34,765
WatchGuard Technologies, Inc. (a)	1,411	6,745
Wind River Systems, Inc. (a)	2,650	25,043
Witness Systems, Inc. (a)	902	18,617
		16,220,712
TOTAL INFORMATION TECHNOLOGY		54,914,568
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	796	19,223
Akzo Nobel NV sponsored ADR	1,635	88,176
Altair Nanotechnologies, Inc. (a)	2,936	9,542
Hawkins, Inc.	1,094	15,043
Innospec, Inc.	567	13,693
Landec Corp. (a)	1,498	12,868
LESCO, Inc. (a)	1,032	16,140
Methanex Corp.	3,929	91,870
Nanophase Technologies Corp. (a)	626	3,631
Pioneer Companies, Inc. (a)	428	11,886
Sigma Aldrich Corp.	2,313	160,568
Symyx Technologies, Inc. (a)	1,030	27,501
Zoltek Companies, Inc. (a)(d)	821	23,029
		493,170
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	15,562
United States Lime & Minerals, Inc. (a)	327	10,834
		26,396
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	305	$ 10,097
Amcor Ltd. sponsored ADR	305	6,121
Caraustar Industries, Inc. (a)	1,168	10,290
Silgan Holdings, Inc.	1,336	49,953
Smurfit-Stone Container Corp. (a)	8,830	105,695
		182,156
Metals & Mining - 0.5%
Aber Diamond Corp.	1,961	68,468
Anglo American PLC ADR	1,728	34,802
Century Aluminum Co. (a)	1,180	49,147
Chaparral Steel Co. (a)	759	46,625
DRDGOLD Ltd. sponsored ADR	4,781	7,411
Gibraltar Industries, Inc.	991	27,599
Lihir Gold Ltd. sponsored ADR (a)	283	12,511
Metal Management, Inc.	906	28,439
NN, Inc.	1,342	17,473
Northwest Pipe Co. (a)	229	6,133
Novamerican Steel, Inc. (a)	329	14,756
Olympic Steel, Inc.	422	14,061
Pan American Silver Corp. (a)	2,291	44,049
Randgold Resources Ltd. sponsored ADR (a)	1,472	28,866
Royal Gold, Inc.	906	25,622
Schnitzer Steel Industries, Inc. Class A	702	25,160
Silver Standard Resources, Inc. (a)	1,798	33,389
Steel Dynamics, Inc.	1,648	95,732
Steel Technologies, Inc.	420	7,879
Wheeling Pittsburgh Corp. (a)	523	10,685
		598,807
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	8,579
TOTAL MATERIALS		1,309,108
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Alaska Communication Systems Group, Inc.	1,292	16,047
Arbinet-thexchange, Inc. (a)	800	4,424
Broadwing Corp. (a)	3,837	43,742
Cbeyond Communications, Inc.	941	18,716
Cogent Communications Group, Inc. (a)	2,048	18,842
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Commonwealth Telephone Enterprises, Inc.	639	$ 21,119
Consolidated Communications Holdings, Inc.	951	15,577
CT Communications, Inc.	802	13,024
D&E Communications, Inc.	839	9,774
Eschelon Telecom, Inc.	959	15,191
General Communications, Inc. Class A (a)	2,061	26,958
Gilat Satellite Networks Ltd. (a)	1,826	15,156
Global Crossing Ltd. (a)	1,245	25,336
Golden Telecom, Inc.	1,416	35,641
HickoryTech Corp.	972	7,562
ITC DeltaCom, Inc. (a)	573	819
Level 3 Communications, Inc. (a)	29,339	145,815
North Pittsburgh Systems, Inc.	769	19,379
NTELOS Holding Corp.	195	2,714
Primus Telecommunications Group, Inc. (a)	2,302	1,727
Shenandoah Telecommunications Co.	346	15,390
SureWest Communications	400	7,744
Talk America Holdings, Inc. (a)	989	7,714
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	2,550	38,837
U.S. LEC Corp. Class A (a)	1,291	4,364
Warwick Valley Telephone Co.	420	9,072
		540,684
Wireless Telecommunication Services - 0.7%
@Road, Inc. (a)	2,107	11,652
America Movil SA de CV Series A sponsored ADR	375	11,903
Centennial Communications Corp. Class A	3,308	19,319
Dobson Communications Corp. Class A (a)	4,712	40,476
First Ave Networks, Inc. (a)(d)	2,331	32,144
InPhonic, Inc. (a)	1,599	11,513
IPCS, Inc. (a)	500	24,390
Leap Wireless International, Inc. (a)	1,823	79,902
Linktone Ltd. sponsored ADR (a)	739	5,084
Millicom International Cellular SA (a)	3,593	162,224
NII Holdings, Inc. (a)	5,078	276,548
Rural Cellular Corp. Class A (a)	568	7,588
SBA Communications Corp. Class A (a)	3,496	80,023
Ubiquitel, Inc. (a)	3,855	40,131
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
USA Mobility, Inc.	1,072	$ 21,751
Wireless Facilities, Inc. (a)	2,684	9,984
		834,632
TOTAL TELECOMMUNICATION SERVICES		1,375,316
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	882	27,289
Otter Tail Corp.	1,231	32,117
		59,406
Gas Utilities - 0.0%
EnergySouth, Inc.	465	14,824
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,299	45,205
Water Utilities - 0.1%
Artesian Resources Corp. Class A	289	8,728
Connecticut Water Service, Inc.	559	13,002
Consolidated Water Co., Inc.	179	5,289
Middlesex Water Co.	728	13,191
Southwest Water Co.	1,072	13,882
York Water Co.	412	11,536
		65,628
TOTAL UTILITIES		185,063
TOTAL COMMON STOCKS (Cost $105,841,480)		113,831,652
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.6% 6/22/06 (e) (Cost $398,938)	$ 400,000	398,927
Money Market Funds - 2.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.03% (b)	1,678,729	$ 1,678,729
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	1,110,415	1,110,415
TOTAL MONEY MARKET FUNDS (Cost $2,789,144)		2,789,144
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $109,029,562)		117,019,723
NET OTHER ASSETS - (1.0)%		(1,105,247)
NET ASSETS - 100%		$ 115,914,476
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
64 NASDAQ 100 E-Mini Index Contracts	June 2006	$ 2,026,240	$ (70,078)

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $398,927.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,059
Fidelity Securities Lending Cash Central Fund	34,531
Total	$ 68,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,075,825) - See accompanying schedule: Unaffiliated issuers (cost $106,240,418)	$ 114,230,579
Affiliated Central Funds (cost $2,789,144)	2,789,144
Total Investments (cost $109,029,562)		$ 117,019,723
Cash		94
Receivable for investments sold		1,393
Receivable for fund shares sold		121,268
Dividends receivable		90,312
Interest receivable		4,184
Receivable for daily variation on futures contracts		15,262
Prepaid expenses		274
Other receivables		5,330
Total assets		117,257,840

Liabilities
Payable for investments purchased	$ 47,191
Payable for fund shares redeemed	69,900
Accrued management fee	23,703
Distribution fees payable	18,206
Other affiliated payables	33,992
Other payables and accrued expenses	39,957
Collateral on securities loaned, at value	1,110,415
Total liabilities		1,343,364

Net Assets		$ 115,914,476
Net Assets consist of:
Paid in capital		$ 107,525,994
Undistributed net investment income		242,425
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		225,883
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,920,174
Net Assets, for 3,941,869 shares outstanding		$ 115,914,476
Net Asset Value, offering price and redemption price per share ($115,914,476 ÷ 3,941,869 shares)		$ 29.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 445,061
Interest		9,506
Income from affiliated Central Funds (including $34,531 from security lending)		68,590
Total income		523,157

Expenses
Management fee	$ 144,772
Transfer agent fees	85,088
Distribution fees	36,200
Licensing fees	30,166
Accounting and security lending fees	22,733
Independent trustees' compensation	238
Custodian fees and expenses	3,150
Registration fees	7,945
Audit	25,607
Legal	3,722
Reports to shareholders	(31,121)
Miscellaneous	581
Total expenses before reductions	329,081
Expense reductions	(58,091)	270,990
Net investment income (loss)		252,167
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	479,913
Foreign currency transactions	(233)
Futures contracts	129,347
Total net realized gain (loss)		609,027
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,367,025)
Assets and liabilities in foreign currencies	92
Futures contracts	(246,041)
Total change in net unrealized appreciation (depreciation)		(3,612,974)
Net gain (loss)		(3,003,947)
Net increase (decrease) in net assets resulting from operations		$ (2,751,780)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 252,167	$ 324,224
Net realized gain (loss)	609,027	410,017
Change in net unrealized appreciation (depreciation)	(3,612,974)	6,849,736
Net increase (decrease) in net assets resulting from operations	(2,751,780)	7,583,977
Distributions to shareholders from net investment income	(311,044)	(1,095,956)
Distributions to shareholders from net realized gain	(505,880)	(516,656)
Total distributions	(816,924)	(1,612,612)
Share transactions Proceeds from sales of shares	25,257,842	54,253,390
Reinvestment of distributions	785,916	1,555,609
Cost of shares redeemed	(23,900,533)	(47,847,789)
Net increase (decrease) in net assets resulting from share transactions	2,143,225	7,961,210
Redemption fees	16,099	58,490
Total increase (decrease) in net assets	(1,409,380)	13,991,065

Net Assets
Beginning of period	117,323,856	103,332,791
End of period (including undistributed net investment income of $242,425 and undistributed net investment income of $316,709, respectively)	$ 115,914,476	$ 117,323,856
Other Information Shares
Sold	821,926	1,915,652
Issued in reinvestment of distributions	25,720	53,963
Redeemed	(775,289)	(1,689,388)
Net increase (decrease)	72,357	280,227

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 30.32	$ 28.79	$ 26.97	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.06	.09	.38 E	.01
Net realized and unrealized gain (loss)	(.76)	1.86	1.47	1.95
Total from investment operations	(.70)	1.95	1.85	1.96
Distributions from net investment income	(.08)	(.30)	(.02)	-
Distributions from net realized gain	(.13)	(.14)	(.04)	-
Total distributions	(.21)	(.44)	(.06)	-
Redemption fees added to paid in capital D	-H	.02	.03	.01
Net asset value, end of period	$ 29.41	$ 30.32	$ 28.79	$ 26.97
Total Return B, C	(2.33)%	6.92%	6.99%	7.88%
Ratios to Average Net Assets G
Expenses before reductions	.55% A	.65% A	.71% A	1.30% A
Expenses net of fee waivers, if any	.45% A	.45% A	.45% A	.45% A
Expenses net of all reductions	.45% A	.45% A	.45% A	.45% A
Net investment income (loss)	.42% A	.30% A	1.41% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,914	$ 117,324	$ 103,333	$ 29,687
Portfolio turnover rate	8% A	10%	5%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.35 per share.

F For the period September 25, 2003 (commencement of operations) to November 30, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity NASDAQ Composite Index Fund (the fund) is a non-diversified fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to wash sales and futures transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 22,238,858
Unrealized depreciation	(14,397,363)
Net unrealized appreciation (depreciation)	$ 7,841,495
Cost for federal income tax purposes	$ 109,178,228

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,523,459 and $4,668,275, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of .06% of average net assets. The total amounts paid to and retained by FDC were $36,200 and $0, respectively.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at the rate of up to .06% of the fund's average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $175 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the fund to the extent annual operating expenses exceeded .45% of average net assets. This waiver will remain in place through January 31, 2007. Some expenses, for example interest expense, are excluded from this waiver. During the period, this waiver reduced the fund's expenses by $57,548.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $543.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

EIF-USAN-0706
1.802767.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/goto/oneq.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on the Nasdaq stock market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq stock market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2006

From commencement of operations*
to May 31, 2006	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	385	57.04%	266	39.40%
25 - <50	17	2.52%	6	0.89%
50 - <75	0	-	1	0.15%
75 - <100	0	-	0	-
100 or above	0	-	0	-
Total	402	59.56%	273	40.44%

* September 25, 2003

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Actual	$ 1,000.00	$ 977.70	$ 1.48
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.44	$ 1.51

* Expenses are equal to the Fund's annualized expense ratio of .30%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.0	8.8
Cisco Systems, Inc.	3.6	3.3
Intel Corp.	3.2	4.8
Amgen, Inc.	2.5	3.0
Google, Inc. Class A (sub. vtg.)	2.4	2.4
QUALCOMM, Inc.	2.3	2.2
Oracle Corp.	2.2	1.9
Dell, Inc.	1.8	2.2
Apple Computer, Inc.	1.5	1.7
eBay, Inc.	1.4	1.8
	27.9
Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	48.3	49.8
Health Care	14.2	14.5
Consumer Discretionary	13.5	14.1
Financials	11.9	10.8
Industrials	6.4	5.5
Consumer Staples	1.8	1.7
Energy	1.3	1.1
Telecommunication Services	1.2	1.3
Materials	1.1	0.9
Utilities	0.2	0.2
Asset Allocation (% of fund's net assets)
To match the NASDAQ Composite® Index, Fidelity® NASDAQ Composite® Index Fund seeks 100% investment exposure to stocks at all time.

Semiannual Report

Investments May 31, 2006

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	900	$ 21,852
Amerityre Corp. (a)	869	7,013
Ballard Power Systems, Inc. (a)	3,279	23,658
China Automotive Systems, Inc. (a)(d)	633	4,855
Dorman Products, Inc. (a)	828	8,388
Dura Automotive Systems, Inc. Class A (a)	923	2,132
Exide Technologies (a)	651	2,910
GenTek, Inc. (a)	253	7,274
Gentex Corp.	4,137	59,945
Hayes Lemmerz International, Inc. (a)	821	2,102
IMPCO Technologies, Inc. (a)	1,352	14,453
LKQ Corp. (a)	1,364	26,666
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,185	4,740
Shiloh Industries, Inc. (a)	543	10,659
Strattec Security Corp. (a)	160	6,800
		203,447
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,030	24,978
Distributors - 0.1%
Audiovox Corp. Class A (a)	742	9,052
Building Material Holding Corp.	740	21,105
Core-Mark Holding Co., Inc. (a)	218	8,299
Keystone Automotive Industries, Inc. (a)	590	23,789
Source Interlink Companies, Inc. (a)	1,038	11,771
		74,016
Diversified Consumer Services - 0.8%
Alderwoods Group, Inc. (a)	807	15,607
Apollo Group, Inc. Class A (a)	4,361	228,124
Bright Horizons Family Solutions, Inc. (a)	720	25,632
Career Education Corp. (a)	2,664	86,820
Corinthian Colleges, Inc. (a)	2,235	30,865
Educate, Inc. (a)	1,110	9,746
Education Management Corp. (a)	1,817	78,040
Escala Group, Inc. (a)(d)	810	5,856
Laureate Education, Inc. (a)	1,160	54,787
Lincoln Educational Services Corp.	569	9,582
Matthews International Corp. Class A	877	30,485
Princeton Review, Inc. (a)	1,378	7,772
Steiner Leisure Ltd. (a)	560	23,346
Stewart Enterprises, Inc. Class A	3,483	19,818
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Strayer Education, Inc.	362	$ 36,091
Vertrue, Inc. (a)	360	14,022
		676,593
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc.	689	9,329
Ambassadors Group, Inc.	654	17,102
Ameristar Casinos, Inc.	1,527	31,792
Applebee's International, Inc.	1,926	38,944
BJ's Restaurants, Inc. (a)	800	21,328
Bob Evans Farms, Inc.	887	24,738
Buffalo Wild Wings, Inc. (a)	293	11,503
California Pizza Kitchen, Inc. (a)	530	15,375
Caribou Coffee Co., Inc. (d)	415	3,474
CBRL Group, Inc.	930	34,810
Century Casinos, Inc. (a)	708	7,045
Churchill Downs, Inc.	460	19,108
Cosi, Inc. (a)	1,543	12,545
Ctrip.com International Ltd. sponsored ADR	519	24,964
Denny's Corp. (a)	2,308	10,617
Empire Resorts, Inc. (a)	681	4,270
FortuNet, Inc.	361	6,574
Great Wolf Resorts, Inc. (a)	1,119	13,227
International Speedway Corp. Class A	693	33,638
Isle of Capri Casinos, Inc. (a)	887	25,067
Lone Star Steakhouse & Saloon, Inc.	580	15,097
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,199	12,644
McCormick & Schmick's Seafood Restaurants (a)	531	12,717
Monarch Casino & Resort, Inc. (a)	651	17,942
Morgans Hotel Group Co.	878	13,161
MTR Gaming Group, Inc. (a)	1,075	10,471
Multimedia Games, Inc. (a)	731	8,195
Navigant International, Inc. (a)	452	7,340
O'Charleys, Inc. (a)	683	11,372
P.F. Chang's China Bistro, Inc. (a)	791	32,755
Panera Bread Co. Class A (a)	878	56,859
Papa John's International, Inc. (a)	1,080	33,977
Penn National Gaming, Inc. (a)	2,176	83,624
Progressive Gaming International Corp. (a)	859	8,684
Rare Hospitality International, Inc. (a)	897	27,583
Red Robin Gourmet Burgers, Inc. (a)	530	22,234
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ruth's Chris Steak House, Inc.	430	$ 8,643
Ryan's Restaurant Group, Inc. (a)	1,369	16,935
Scientific Games Corp. Class A (a)	2,283	87,051
Shuffle Master, Inc. (a)	969	35,330
Sonic Corp. (a)	2,200	48,048
Starbucks Corp. (a)	19,248	686,191
Sunterra Corp. (a)	325	3,361
Texas Roadhouse, Inc. Class A (a)	1,574	21,422
The Cheesecake Factory, Inc. (a)	2,037	59,603
Trump Entertainment Resorts, Inc. (a)	636	13,776
Wynn Resorts Ltd. (a)	2,571	183,055
		1,903,520
Household Durables - 0.6%
Avatar Holdings, Inc. (a)	340	19,159
Bassett Furniture Industries, Inc.	572	9,718
California Coastal Communities, Inc. (a)	498	17,569
Comstock Homebuilding Companies, Inc. Class A (a)	226	1,587
Craftmade International, Inc.	450	8,289
Directed Electronics, Inc.	388	5,354
Dixie Group, Inc. (a)	731	10,015
Dominion Homes, Inc. (a)	352	3,661
Dorel Industries, Inc. Class B (sub. vtg.) (a)	693	16,991
Flexsteel Industries, Inc.	593	7,828
Garmin Ltd.	2,793	260,559
Helen of Troy Ltd. (a)	717	13,759
Hooker Furniture Corp.	523	8,399
Interface, Inc. Class A (a)	1,026	11,778
iRobot Corp. (d)	612	13,580
Kimball International, Inc. Class B	950	14,250
Lifetime Brands, Inc.	358	9,917
Makita Corp. sponsored ADR	198	6,164
Palm Harbor Homes, Inc. (a)	747	14,432
Stanley Furniture Co., Inc.	601	15,386
Syntax-Brillian Corp. (a)	236	533
Tarragon Corp.	673	10,277
Universal Electronics, Inc. (a)	334	5,942
		485,147
Internet & Catalog Retail - 1.6%
1-800 CONTACTS, Inc. (a)	463	6,801
1-800-FLOWERS.com, Inc. Class A (a)	1,198	7,559
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Alloy, Inc. (a)	419	$ 5,015
Amazon.com, Inc. (a)	10,636	368,112
Audible, Inc. (a)(d)	522	4,881
Blue Nile, Inc. (a)	455	13,605
Coldwater Creek, Inc. (a)	2,119	54,458
dELiA*s, Inc. (a)	837	8,328
Drugstore.com, Inc. (a)	2,169	6,225
Expedia, Inc. (a)	8,134	115,584
GSI Commerce, Inc. (a)	1,239	19,514
IAC/InterActiveCorp (a)	7,621	196,850
Liberty Media Holding Corp. - Interactive Series A (a)	17,800	319,688
Netflix, Inc. (a)	1,363	37,741
NutriSystem, Inc. (a)	908	61,671
Overstock.com, Inc. (a)	520	11,196
PC Mall, Inc. (a)	375	2,378
PetMed Express, Inc. (a)	822	10,176
Priceline.com, Inc. (a)	1,020	31,722
Stamps.com, Inc. (a)	462	13,855
ValueVision Media, Inc. Class A (a)	1,089	13,514
VistaPrint Ltd.	1,069	33,855
		1,342,728
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	530	9,720
Concord Camera Corp. (a)	995	687
JAKKS Pacific, Inc. (a)	830	16,177
Pool Corp.	1,409	60,855
Radica Games Ltd.	562	6,036
RC2 Corp. (a)	590	20,975
		114,450
Media - 4.3%
ACME Communications, Inc. (a)	1,215	6,026
Beasley Broadcast Group, Inc. Class A	632	4,595
Cadmus Communications Corp.	320	5,734
Carmike Cinemas, Inc.	410	8,663
Central European Media Enterprises Ltd. Class A (a)	772	45,903
Charter Communications, Inc. Class A (a)	8,534	8,961
CKX, Inc. (a)	2,057	25,836
Comcast Corp.:
Class A (a)	34,679	1,114,236
Class A (special) (a)	18,938	606,016
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Courier Corp.	282	$ 10,767
Crown Media Holdings, Inc. Class A (a)	2,468	10,538
Cumulus Media, Inc. Class A (a)	1,365	15,807
Discovery Holding Co. Class A (a)	6,888	95,537
EchoStar Communications Corp. Class A (a)	5,157	154,349
EMAK Worldwide, Inc. (a)	679	4,284
Emmis Communications Corp. Class A (a)	790	12,687
Fisher Communications, Inc. (a)	250	10,943
Focus Media Holding Ltd. ADR	494	31,206
Gemstar-TV Guide International, Inc. (a)	11,203	39,323
Global Sources Ltd. (d)	901	9,461
Harris Interactive, Inc. (a)	1,822	9,074
IMAX Corp. (a)(d)	1,061	9,733
Knology, Inc. (a)	1,325	11,832
Lakes Entertainment, Inc. (a)	848	8,353
Lamar Advertising Co. Class A (a)	2,316	126,268
Liberty Global, Inc.:
Class A	5,927	135,906
Class B	139	3,148
Class C (a)	6,066	134,423
Liberty Media Holding Corp. - Capital Series A (a)	3,500	278,495
LodgeNet Entertainment Corp. (a)	770	14,561
MDC Partners, Inc. Class A (sub. vtg.) (a)	618	5,618
Mediacom Communications Corp. Class A (a)	2,788	17,704
Morningstar, Inc.	980	41,346
Navarre Corp. (a)(d)	970	3,395
New Frontier Media, Inc. (a)	986	8,519
NTL, Inc. (a)	7,208	192,309
Outdoor Channel Holdings, Inc. (a)	622	7,557
Private Media Group, Inc. (a)	1,561	7,352
Radio One, Inc.:
Class A (a)	622	4,584
Class D (non-vtg.) (a)	2,122	15,554
RCN Corp. (a)	816	21,436
Regent Communication, Inc. (a)	1,742	7,264
Reuters Group PLC sponsored ADR	579	24,573
Salem Communications Corp. Class A (a)	533	7,713
Scholastic Corp. (a)	977	25,715
Sinclair Broadcast Group, Inc. Class A	1,358	11,557
Sirius Satellite Radio, Inc. (a)(d)	35,990	163,035
Spanish Broadcasting System, Inc. Class A (a)	1,185	6,470
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
TiVo, Inc. (a)	1,985	$ 12,565
Value Line, Inc.	280	11,732
WorldSpace, Inc. Class A	490	2,323
WPP Group PLC sponsored ADR	631	38,870
WPT Enterprises, Inc. (a)(d)	499	2,585
XM Satellite Radio Holdings, Inc. Class A (a)	6,663	96,080
Young Broadcasting, Inc. Class A (a)	582	1,886
		3,690,407
Multiline Retail - 0.9%
Conn's, Inc. (a)	737	21,314
Dollar Tree Stores, Inc. (a)	3,020	79,819
Fred's, Inc. Class A	1,248	18,171
Sears Holdings Corp. (a)	4,189	636,183
The Bon-Ton Stores, Inc.	657	17,358
Tuesday Morning Corp.	1,110	17,838
		790,683
Specialty Retail - 2.3%
A.C. Moore Arts & Crafts, Inc. (a)	580	10,156
America's Car Mart, Inc. (a)	651	12,883
American Eagle Outfitters, Inc.	3,904	127,466
bebe Stores, Inc.	2,295	34,058
Bed Bath & Beyond, Inc. (a)	7,178	252,450
Big 5 Sporting Goods Corp.	713	15,087
Cache, Inc. (a)	461	8,054
Casual Male Retail Group, Inc. (a)	1,288	12,558
Charlotte Russe Holding, Inc. (a)	740	15,710
Charming Shoppes, Inc. (a)	3,436	38,277
Citi Trends, Inc.	410	18,454
Cost Plus, Inc. (a)	570	8,613
Deb Shops, Inc.	490	14,347
Dress Barn, Inc. (a)	1,754	41,026
Finish Line, Inc. Class A	1,260	16,128
Golf Galaxy, Inc.	156	2,702
Guitar Center, Inc. (a)	640	30,816
Gymboree Corp. (a)	780	27,604
Hibbett Sporting Goods, Inc. (a)	1,037	26,817
Hot Topic, Inc. (a)	1,279	17,701
Jos. A. Bank Clothiers, Inc. (a)	422	15,327
Kirkland's, Inc. (a)	612	3,666
Monro Muffler Brake, Inc.	510	18,426
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Movie Gallery, Inc.	886	$ 4,421
O'Reilly Automotive, Inc. (a)	2,772	87,845
Pacific Sunwear of California, Inc. (a)	1,866	40,959
PETCO Animal Supplies, Inc. (a)	1,472	31,148
PETsMART, Inc.	3,823	101,998
Pomeroy IT Solutions, Inc. (a)	639	4,684
Rent-A-Center, Inc. (a)	2,026	48,178
Restoration Hardware, Inc. (a)	1,358	8,800
Ross Stores, Inc.	3,771	106,531
Select Comfort Corp. (a)	907	29,713
Sharper Image Corp. (a)	442	5,994
Shoe Carnival, Inc. (a)	559	13,019
Staples, Inc.	18,246	428,599
Stein Mart, Inc.	1,179	18,275
The Children's Place Retail Stores, Inc. (a)	807	46,943
The Pantry, Inc. (a)	470	27,166
Tractor Supply Co. (a)	1,149	63,896
Trans World Entertainment Corp. (a)	313	1,875
Tweeter Home Entertainment Group, Inc. (a)	1,095	7,588
Urban Outfitters, Inc. (a)	4,190	77,808
West Marine, Inc. (a)	603	8,659
Wet Seal, Inc. Class A (a)	936	4,259
Wilsons Leather Experts, Inc. (a)	1,062	3,876
Zumiez, Inc.	632	21,229
		1,961,789
Textiles, Apparel & Luxury Goods - 0.4%
Charles & Colvard Ltd.	501	5,361
Cherokee, Inc.	436	16,476
Columbia Sportswear Co. (a)	1,030	48,750
Crocs, Inc. (d)	962	22,039
Deckers Outdoor Corp. (a)	273	9,681
Fossil, Inc. (a)	1,936	35,293
Iconix Brand Group, Inc. (a)	1,216	19,420
K-Swiss, Inc. Class A	703	18,545
Perry Ellis International, Inc. (a)	330	7,973
Quaker Fabric Corp. (a)	1,388	2,221
Steven Madden Ltd.	660	21,107
Tandy Brands Accessories, Inc.	672	6,922
True Religion Apparel, Inc. (a)(d)	633	10,774
Under Armour, Inc. Class A (sub. vtg.)	784	27,989
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Velcro Industries NVNV	752	$ 10,520
Volcom, Inc.	562	18,023
Wacoal Holdings Corp. sponsored ADR	66	4,885
Warnaco Group, Inc. (a)	1,209	21,750
Weyco Group, Inc.	596	12,164
		319,893
TOTAL CONSUMER DISCRETIONARY		11,587,651
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	210	10,259
Hansen Natural Corp. (a)	547	101,124
Kirin Brewery Co. Ltd. sponsored ADR	978	15,765
MGP Ingredients, Inc.	419	11,933
		139,081
Food & Staples Retailing - 1.2%
Andersons, Inc.	167	17,248
Arden Group, Inc. Class A	178	17,380
Casey's General Stores, Inc.	1,249	27,965
Central European Distribution Corp. (a)	490	15,690
Costco Wholesale Corp.	11,920	630,926
Ingles Markets, Inc. Class A	791	13,661
Nash-Finch Co.	210	4,878
Pathmark Stores, Inc. (a)	1,238	11,575
Performance Food Group Co. (a)	1,030	33,568
Pricesmart, Inc. (a)	808	10,051
Spartan Stores, Inc.	1,045	13,846
Topps Co., Inc.	1,278	10,441
United Natural Foods, Inc. (a)	1,006	33,299
Whole Foods Market, Inc.	3,339	217,035
Wild Oats Markets, Inc. (a)	1,059	16,891
		1,074,454
Food Products - 0.3%
Alico, Inc.	168	9,240
Bridgford Foods Corp. (a)	1,265	7,666
Cal-Maine Foods, Inc.	744	5,208
Diamond Foods, Inc.	831	11,950
Farmer Brothers Co.	500	10,135
Gold Kist, Inc. Delaware (a)	1,299	19,472
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	212	$ 8,370
Hain Celestial Group, Inc. (a)	967	24,823
J&J Snack Foods Corp.	580	18,763
Lancaster Colony Corp.	757	29,500
Lance, Inc.	999	23,796
Peet's Coffee & Tea, Inc. (a)	430	12,466
Premium Standard Farms, Inc.	741	12,308
Sanderson Farms, Inc.	520	15,922
SunOpta, Inc. (a)	1,901	17,284
		226,903
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	440	18,423
WD-40 Co.	450	14,639
		33,062
Personal Products - 0.1%
Chattem, Inc. (a)	680	23,854
Elizabeth Arden, Inc. (a)	610	12,444
Inter Parfums, Inc.	619	11,086
Mannatech, Inc.	767	10,730
Parlux Fragrances, Inc. (a)	375	10,335
Reliv International, Inc.	404	4,484
USANA Health Sciences, Inc. (a)	540	20,309
		93,242
Tobacco - 0.0%
Star Scientific, Inc. (a)	2,159	5,872
TOTAL CONSUMER STAPLES		1,572,614
ENERGY - 1.3%
Energy Equipment & Services - 0.6%
Acergy SA sponsored ADR (a)	1,625	24,846
Bronco Drilling Co., Inc.	454	9,489
Dawson Geophysical Co. (a)	229	7,917
Global Industries Ltd. (a)	3,089	59,957
Gulf Island Fabrication, Inc.	329	7,544
Gulfmark Offshore, Inc. (a)	680	17,109
Helix Energy Solutions Group, Inc. (a)	1,794	63,615
Hercules Offshore, Inc.	800	29,256
Hydril Co. (a)	420	31,454
Lufkin Industries, Inc.	408	24,680
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Matrix Service Co. (a)	546	$ 6,465
Patterson-UTI Energy, Inc.	4,370	130,663
PHI, Inc. (non-vtg.) (a)	202	7,026
Superior Well Services, Inc.	569	18,083
T-3 Energy Services, Inc. (a)	328	7,885
Tesco Corp. (a)	1,115	22,791
Trico Marine Services, Inc. (a)	356	11,499
Union Drilling, Inc.	533	7,936
Warrior Energy Service Corp. (a)	356	9,334
		497,549
Oil, Gas & Consumable Fuels - 0.7%
Alliance Resource Partners LP	720	26,654
APCO Argentina, Inc.	301	24,766
Atlas America, Inc. (a)	414	18,878
ATP Oil & Gas Corp. (a)	776	32,576
Brigham Exploration Co. (a)	1,462	11,257
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	793	7,296
Carrizo Oil & Gas, Inc. (a)	525	14,795
Clayton Williams Energy, Inc. (a)	310	12,338
Copano Energy LLC	257	11,992
CREDO Petroleum Corp. (a)	203	4,302
Crosstex Energy, Inc.	457	41,253
Delta Petroleum Corp. (a)	1,549	26,643
Dorchester Minerals LP	777	19,503
Double Eagle Petroleum Co. (a)	522	8,879
Edge Petroleum Corp. (a)	321	6,648
FX Energy, Inc. (a)	1,450	7,033
GMX Resources, Inc. (a)	433	15,848
Golar LNG Ltd. (NASDAQ) (a)	1,522	19,816
Green Plains Renewable Energy, Inc. (a)	148	5,180
Gulfport Energy Corp. (a)	383	5,102
Inergy LP	620	16,399
Ivanhoe Energy, Inc. (a)	3,948	10,719
James River Coal Co. (a)	316	10,027
Knightsbridge Tankers Ltd.	310	7,170
Linn Energy LLC	678	13,621
Marine Petroleum Trust	366	8,414
NGAS Resources, Inc. (a)	868	7,204
Pacific Ethanol, Inc. (a)(d)	668	19,445
Parallel Petroleum Corp. (a)	1,278	30,902
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	2,165	$ 25,395
Petroleum Development Corp. (a)	551	20,078
Quest Resource Corp. (a)	845	13,055
Ram Energy Resources, Inc. (a)	681	4,488
Rosetta Resources, Inc. (a)	1,212	21,307
Syntroleum Corp. (a)	1,780	11,588
TC Pipelines LP	420	13,688
The Exploration Co. of Delaware, Inc. (a)	1,725	15,905
Top Tankers, Inc.	999	7,253
Toreador Resources Corp. (a)	557	15,875
Warren Resources, Inc. (a)	1,081	13,502
		606,794
TOTAL ENERGY		1,104,343
FINANCIALS - 11.9%
Capital Markets - 2.3%
American Capital Strategies Ltd.	3,283	112,443
Calamos Asset Management, Inc. Class A	622	19,773
Capital Southwest Corp.	89	8,810
Charles Schwab Corp.	32,476	541,050
FirstCity Financial Corp. (a)	578	6,572
GFI Group, Inc. (a)	758	41,205
Harris & Harris Group, Inc. (a)	821	9,015
Investors Financial Services Corp.	1,677	73,352
Knight Capital Group, Inc. Class A (a)	3,256	50,208
MarketAxess Holdings, Inc. (a)	568	6,220
Northern Trust Corp.	5,465	305,603
optionsXpress Holdings, Inc.	1,646	47,421
Penson Worldwide, Inc.	600	12,264
Sanders Morris Harris Group, Inc.	653	10,089
SEI Investments Co.	2,703	122,689
T. Rowe Price Group, Inc.	3,359	265,697
TD Ameritrade Holding Corp.	15,522	263,874
Thomas Weisel Partners Group, Inc.	500	10,985
TradeStation Group, Inc. (a)	1,209	16,817
		1,924,087
Commercial Banks - 5.7%
1st Source Corp.	680	19,400
Abington Community Bancorp, Inc.	492	6,947
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Alabama National Bancorp, Delaware	402	$ 27,143
Alliance Financial Corp.	232	6,723
Amcore Financial, Inc.	520	15,678
American National Bankshares, Inc.	345	7,845
American River Bankshares	532	14,545
AmericanWest Bancorp	527	12,290
Ameris Bancorp	311	6,624
Ames National Corp. (d)	237	5,468
Arrow Financial Corp.	589	14,678
Associated Banc-Corp.	3,133	103,577
BancFirst Corp.	400	17,900
Bancorp Rhode Island, Inc.	249	9,365
Bancorp, Inc., Delaware (a)	410	9,414
BancTrust Financial Group, Inc.	296	6,417
Bank of Granite Corp.	550	10,516
Bank of Marin, California	241	7,917
Bank of the Ozarks, Inc.	480	15,490
BankFinancial Corp.	809	12,944
Banner Corp.	490	18,081
BNC Bancorp	632	11,938
BOK Financial Corp.	1,459	71,622
Boston Private Financial Holdings, Inc.	550	16,500
Capital Bank Corp.	694	11,416
Capital City Bank Group, Inc.	362	11,953
Capital Corp. of the West	273	9,044
Cardinal Financial Corp.	850	10,336
Cascade Bancorp	674	19,041
Cascade Financial Corp.	876	13,981
Cathay General Bancorp	1,298	46,585
Centennial Bank Holdings, Inc., Delaware (a)	1,568	17,091
Center Bancorp, Inc.	703	9,266
Center Financial Corp., California	171	3,989
Centerstate Banks of Florida, Inc.	418	8,402
Century Bancorp, Inc. Class A (non-vtg.)	330	8,877
Chemical Financial Corp.	619	18,081
Citizens & Northern Corp.	209	4,360
Citizens Banking Corp., Michigan	1,010	26,906
City Holding Co.	380	13,741
CNB Financial Corp., Pennsylvania	466	6,487
CoBiz, Inc.	888	18,533
Colony Bankcorp, Inc.	272	4,891
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Columbia Bancorp, Oregon	261	$ 6,285
Columbia Banking Systems, Inc.	541	18,178
Commerce Bancshares, Inc.	1,636	84,598
Commercial Bankshares, Inc.	356	12,524
Community Bancorp, Inc. Escon California	309	12,941
Community Bank of Nevada (a)	156	4,959
Community Banks, Inc.	823	21,192
Community Trust Bancorp, Inc.	390	13,272
Compass Bancshares, Inc.	2,996	166,727
CVB Financial Corp.	1,927	31,217
Eagle Bancorp, Inc., Maryland	349	8,484
East West Bancorp, Inc.	1,514	60,484
Eastern Virgina Bankshares, Inc.	188	4,141
Enterprise Financial Services Corp.	568	14,677
EuroBancshares, Inc. (a)	291	2,872
Farmers Capital Bank Corp.	360	10,660
Fidelity Southern Corp.	780	13,673
Fifth Third Bancorp	14,047	533,786
Financial Institutions, Inc.	443	8,390
First Bancorp, North Carolina	480	10,085
First Charter Corp.	847	20,277
First Citizen Bancshares, Inc.	200	37,762
First Community Bancorp, California	528	30,656
First Community Bancshares, Inc.	230	7,337
First Financial Bancorp, Ohio	1,309	21,245
First Financial Bankshares, Inc.	457	15,972
First Financial Corp., Indiana	360	11,012
First Indiana Corp.	773	20,268
First M&F Corp.	360	7,086
First Mariner Bancorp, Inc. (a)	583	11,223
First Merchants Corp.	390	9,247
First Midwest Bancorp, Inc., Delaware	1,199	42,157
First National Lincoln Corp., Maine	431	7,163
First Oak Brook Bancshares, Inc.	390	14,309
First of Long Island Corp.	290	12,282
First Regional Bancorp (a)	218	18,606
First Security Group, Inc.	718	8,681
First South Bancorp, Inc., Virginia	343	10,050
First State Bancorp.	253	5,910
First United Corp.	378	8,082
Firstbank Corp., Michigan	217	5,110
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
FirstMerit Corp.	1,916	$ 44,087
Flag Financial Corp.	751	15,831
FNB Corp., North Carolina	267	4,974
FNB Corp., Virginia	390	13,221
FNB Financial Services Corp.	216	3,229
Frontier Financial Corp., Washington	400	13,672
Fulton Financial Corp.	4,447	69,684
Gateway Financial Holdings, Inc.	520	8,164
GB&T Bancshares, Inc.	500	10,785
German American Bancorp, Inc.	811	10,746
Glacier Bancorp, Inc.	675	19,751
Great Southern Bancorp, Inc.	355	9,408
Greater Bay Bancorp	1,309	39,021
Greater Community Bancorp	522	7,987
Greene County Bancshares, Inc.	120	3,608
Grupo Financiero Galicia SA sponsored ADR (a)	1,216	7,904
Hancock Holding Co.	862	46,496
Hanmi Financial Corp.	1,284	24,614
Harleysville National Corp., Pennsylvania	556	11,126
Heartland Financial USA, Inc.	480	12,072
Heritage Commerce Corp.	469	11,279
Heritage Financial Corp., Washington	190	4,750
Huntington Bancshares, Inc.	6,053	142,367
IBERIABANK Corp.	233	14,187
Independent Bank Corp., Massachusetts	400	12,732
Independent Bank Corp., Michigan	462	12,451
Integra Bank Corp.	550	12,414
Interchange Financial Services Corp.	760	17,085
International Bancshares Corp.	1,469	41,867
Investors Bancorp, Inc.	2,996	41,045
Lakeland Bancorp, Inc.	730	10,198
Lakeland Financial Corp.	701	15,941
Leesport Financial Corp.	281	6,432
LNB Bancorp, Inc. (d)	592	10,887
LSB Bancshares, Inc.	673	12,110
Macatawa Bank Corp.	227	7,332
Main Street Banks, Inc.	440	12,091
MainSource Financial Group, Inc.	263	4,471
MB Financial, Inc.	834	30,074
MBT Financial Corp.	680	11,098
Mercantile Bank Corp.	163	6,553
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Mercantile Bankshares Corp.	2,936	$ 105,549
Merchants Bancshares, Inc.	461	11,214
Metrocorp Bancshares, Inc.	300	9,180
Mid-State Bancshares	580	15,335
Midwest Banc Holdings, Inc.	867	19,325
Nara Bancorp, Inc.	601	11,659
National Bankshares, Inc.	541	12,557
National Penn Bancshares, Inc.	963	18,336
NBT Bancorp, Inc.	837	18,456
North Valley Bancorp	379	6,443
Northern Empire Bancshares	252	5,768
Northern States Financial Corp.	263	5,129
Northrim Bancorp, Inc.	238	5,983
Old Point Financial Corp.	241	6,970
Old Second Bancorp, Inc.	316	9,518
Omega Financial Corp.	322	10,301
Pacific Capital Bancorp	961	33,039
Pacific Continental Corp.	592	9,922
Penns Woods Bancorp, Inc.	310	11,780
Pennsylvania Communication Bancorp, Inc. (a)	252	6,948
Peoples Bancorp, Inc.	330	9,398
Pinnacle Financial Partners, Inc. (a)	472	13,282
Placer Sierra Bancshares	161	3,869
Popular, Inc.	6,513	126,157
Preferred Bank, Los Angeles California	233	12,312
PremierWest Bancorp	456	6,516
PrivateBancorp, Inc.	540	23,803
Prosperity Bancshares, Inc.	813	26,252
Provident Bankshares Corp.	788	27,801
Renasant Corp.	352	13,316
Republic Bancorp, Inc.	1,996	21,697
Republic Bancorp, Inc., Kentucky Class A	695	14,227
Republic First Bancorp, Inc.	468	6,341
Royal Bancshares of Pennsylvania, Inc. Class A	464	10,556
S&T Bancorp, Inc.	600	20,484
S.Y. Bancorp, Inc.	748	19,328
Sandy Spring Bancorp, Inc.	300	10,539
SCBT Financial Corp.	159	5,373
Seacoast Banking Corp., Florida	570	16,068
Security Bank Corp., Georgia	572	12,664
Shore Bancshares, Inc.	382	16,426
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Sierra Bancorp	566	$ 14,767
Signature Bank, New York (a)	665	23,760
Simmons First National Corp. Class A	500	13,200
Sky Financial Group, Inc.	2,435	59,901
Slade's Ferry Bancorp	103	1,720
South Financial Group, Inc.	2,034	56,444
Southern Community Financial Corp. (d)	1,075	10,460
Southside Bancshares, Inc.	367	7,179
Southwest Bancorp, Inc., Oklahoma	640	15,366
Southwest Community Bancorp	251	9,488
State Bancorp, Inc., New York	378	6,108
State National Bancshares, Inc.	266	7,610
Sterling Bancshares, Inc.	1,289	22,029
Sterling Financial Corp., Pennsylvania	784	16,691
Sterling Financial Corp., Washington	881	26,465
Suffolk Bancorp	260	7,969
Summit Bancshares, Inc.	332	6,710
Summit Financial Group, Inc.	262	5,306
Sun Bancorp, Inc., New Jersey	463	7,848
Superior Bancorp (a)	539	6,182
Susquehanna Bancshares, Inc., Pennsylvania	1,070	24,439
SVB Financial Group (a)	897	43,253
Taylor Capital Group, Inc.	186	7,650
Texas Capital Bancshares, Inc. (a)	877	20,127
Texas Regional Bancshares, Inc. Class A	1,134	35,823
Texas United Bancshares, Inc.	290	6,960
TIB Financial Corp.	281	8,964
Trico Bancshares	660	17,879
Trustmark Corp.	1,170	35,112
UCBH Holdings, Inc.	2,125	37,570
UMB Financial Corp.	1,296	41,757
Umpqua Holdings Corp.	1,367	36,007
Union Bankshares Corp.	388	15,314
United Bankshares, Inc., West Virginia	907	31,990
United Community Banks, Inc., Georgia	966	28,758
United Security Bancshares, Inc.	310	8,959
United Security Bancshares, California	596	13,499
Univest Corp. of Pennsylvania	608	15,948
Vail Banks, Inc.	456	7,319
Vineyard National Bancorp	292	7,499
Virginia Commerce Bancorp, Inc. (a)	886	22,806
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Virginia Financial Group, Inc.	310	$ 12,140
Washington Trust Bancorp, Inc.	460	11,942
WesBanco, Inc.	450	13,527
West Bancorp., Inc.	904	15,196
West Coast Bancorp, Oregon	530	14,411
Westamerica Bancorp.	857	41,599
Western Sierra Bancorp	400	16,940
Whitney Holding Corp.	1,566	56,595
Wilshire Bancorp, Inc.	683	12,082
Wintrust Financial Corp.	701	35,982
Yadkin Valley Bank & Trust Co.	802	11,172
Yardville National Bancorp	470	17,301
Zions Bancorp	2,640	213,919
		4,904,789
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	159	4,231
Advanta Corp.:
Class A	312	10,440
Class B	477	17,458
Asta Funding, Inc.	338	12,357
CompuCredit Corp. (a)	1,352	51,728
Consumer Portfolio Services, Inc. (a)	669	5,011
Credit Acceptance Corp. (a)	845	22,874
Dollar Financial Corp. (a)	451	8,619
EZCORP, Inc. Class A (a)	269	8,691
First Cash Financial Services, Inc. (a)	1,046	22,447
QC Holdings, Inc. (a)	550	7,733
United Panam Financial Corp. (a)	530	14,925
World Acceptance Corp. (a)	620	19,945
		206,459
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	960	16,608
Compass Diversified Trust	438	6,548
Elron Electronic Industries Ltd.	1,105	11,663
Encore Capital Group, Inc. (a)	941	8,620
First Albany Companies, Inc. (a)	703	2,946
Marlin Business Services Corp. (a)	400	8,456
Medallion Financial Corp.	730	9,512
PICO Holdings, Inc. (a)	283	9,622
Portfolio Recovery Associates, Inc. (a)	440	21,679
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Resource America, Inc. Class A	456	$ 8,436
The NASDAQ Stock Market, Inc. (a)	2,759	83,984
		188,074
Insurance - 1.6%
Affirmative Insurance Holdings, Inc.	380	5,559
Alfa Corp.	2,039	31,666
American National Insurance Co.	693	80,423
American Physicians Capital, Inc. (a)	380	17,564
Amerisafe, Inc.	474	5,333
Arch Capital Group Ltd. (a)	1,803	103,492
Argonaut Group, Inc. (a)	907	27,899
Baldwin & Lyons, Inc. Class B	520	12,220
Brooke Corp.	546	6,492
Capital Title Group, Inc.	493	3,693
Ceres Group, Inc. (a)	2,012	12,052
Cincinnati Financial Corp.	4,237	194,224
Direct General Corp.	450	7,970
Donegal Group, Inc. Class A	254	4,488
EMC Insurance Group	503	16,036
Enstar Group, Inc. (a)	129	10,632
Erie Indemnity Co. Class A	1,542	78,025
FPIC Insurance Group, Inc. (a)	193	7,251
Harleysville Group, Inc.	827	22,900
Infinity Property & Casualty Corp.	550	23,441
IPC Holdings Ltd.	1,616	39,398
James River Group, Inc.	412	10,778
Kansas City Life Insurance Co.	340	15,565
Max Re Capital Ltd.	1,189	28,536
Millea Holdings, Inc. sponsored ADR	510	45,370
National Interstate Corp.	483	10,882
National Western Life Insurance Co. Class A	80	18,078
Navigators Group, Inc. (a)	444	18,302
Ohio Casualty Corp.	1,652	49,345
Philadelphia Consolidated Holdings Corp. (a)	1,677	55,593
PMA Capital Corp. Class A (a)	1,055	10,919
Presidential Life Corp.	960	24,010
ProCentury Corp.	492	6,303
Quanta Capital Holdings Ltd. (a)	1,438	3,480
RAM Holdings Ltd.	545	7,031
Republic Companies Group, Inc.	262	3,956
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
SAFECO Corp.	3,001	$ 166,165
Safety Insurance Group, Inc.	362	17,065
SeaBright Insurance Holdings, Inc. (a)	490	7,762
Selective Insurance Group, Inc.	772	42,074
Specialty Underwriters' Alliance, Inc. (a)	929	6,289
State Auto Financial Corp.	1,070	34,775
The Midland Co.	550	21,835
Tower Group, Inc.	434	13,458
United America Indemnity Ltd. Class A (a)	566	12,865
United Fire & Casualty Co.	560	17,556
Universal American Financial Corp. (a)	1,636	22,888
USI Holdings Corp. (a)	1,289	17,762
		1,399,400
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	752	11,250
Fieldstone Investment Corp.	1,249	13,015
Gladstone Commercial Corp.	376	6,952
Investors Real Estate Trust	1,645	15,118
Monmouth Real Estate Investment Corp. Class A	1,428	11,281
Origen Financial, Inc.	1,392	8,658
		66,274
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,128	27,625
Eurotrust A/S sponsored ADR (a)	825	13,819
Housevalues, Inc. (a)(d)	568	5,044
ZipRealty, Inc. (a)	825	7,359
		53,847
Thrifts & Mortgage Finance - 1.7%
Accredited Home Lenders Holding Co. (a)	600	31,164
Aether Holdings, Inc. (a)	1,882	7,547
Anchor BanCorp Wisconsin, Inc.	620	18,073
Atlantic Coast Federal Corp.	471	7,183
Bank Mutual Corp.	1,863	21,667
BankUnited Financial Corp. Class A	670	20,783
Beverly Hills Bancorp, Inc.	599	5,625
BFC Financial Corp. Class A (a)	1,026	6,659
Brookline Bancorp, Inc., Delaware	1,369	19,604
Camco Financial Corp.	767	10,799
Capital Crossing Bank (a)	183	4,154
Capitol Federal Financial	1,677	54,620
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
CFS Bancorp, Inc.	911	$ 13,465
Charter Financial Corp., Georgia	500	18,945
Citizens First Bancorp, Inc., Delaware	540	14,850
Citizens South Banking Corp., Delaware	317	3,934
City Bank Lynnwood, Washington	340	15,613
Clifton Savings Bancorp, Inc.	663	7,015
Coastal Financial Corp.	677	8,767
Commercial Capital Bancorp, Inc.	1,398	21,949
Cooperative Bankshares, Inc.	281	7,025
Corus Bankshares, Inc.	1,240	35,030
Dime Community Bancshares, Inc.	1,020	14,423
ESB Financial Corp.	986	11,852
Fidelity Bankshares, Inc.	670	21,715
First Busey Corp.	570	11,651
First Defiance Financial Corp.	229	6,201
First Federal Bancshares of Arkansas, Inc.	283	6,659
First Financial Holdings, Inc.	330	10,253
First Niagara Financial Group, Inc.	2,736	38,550
First PacTrust Bancorp, Inc.	316	9,151
First Place Financial Corp.	590	13,482
Flushing Financial Corp.	613	10,200
FMS Financial Corp.	533	9,871
Franklin Bank Corp. (a)	569	11,323
Harbor Florida Bancshares, Inc.	600	22,056
HMN Financial, Inc.	153	5,164
Home Federal Bancorp, Inc., Delaware	530	8,083
Horizon Financial Corp.	350	8,565
Hudson City Bancorp, Inc.	14,722	201,544
Independence Community Bank Corp.	2,193	92,062
ITLA Capital Corp.	73	3,639
K-Fed Bancorp	576	8,064
Kearny Financial Corp.	1,875	25,688
KNBT Bancorp, Inc.	990	16,137
LSB Corp.	525	8,768
MAF Bancorp., Inc.	977	42,294
MASSBANK Corp.	211	6,940
Matrix Bancorp, Inc. (a)	175	3,999
MutualFirst Financial, Inc.	238	4,812
NASB Financial, Inc.	340	11,438
NetBank, Inc.	1,378	8,695
NewMil Bancorp, Inc.	181	7,121
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
North Central Bancshares, Inc.	187	$ 7,321
Northwest Bancorp, Inc.	1,080	27,043
OceanFirst Financial Corp.	694	15,115
Pamrapo Bancorp, Inc.	457	9,140
Parkvale Financial Corp.	196	5,625
Partners Trust Financial Group, Inc.	1,258	14,354
Pennfed Financial Services, Inc.	369	6,779
People's Bank, Connecticut	3,662	120,553
Provident Financial Holdings, Inc.	159	4,431
Provident New York Bancorp	1,066	13,773
Pulaski Financial Corp.	557	9,263
PVF Capital Corp.	206	2,060
Riverview Bancorp, Inc.	167	4,071
Rockville Financial, Inc. (a)	425	6,061
Severn Bancorp, Inc.	473	8,528
Synergy Financial Group, Inc., New Jersey	642	9,418
TierOne Corp.	530	17,384
Timberland Bancorp, Inc.	260	8,008
Triad Guaranty, Inc. (a)	370	20,028
Trustco Bank Corp., New York	1,985	21,815
United Community Financial Corp., Ohio	912	10,497
Washington Federal, Inc.	2,184	50,101
Wauwatosa Holdings, Inc.	791	12,419
Willow Grove Bancorp, Inc.	773	12,948
WSFS Financial Corp.	186	11,404
		1,443,010
TOTAL FINANCIALS		10,185,940
HEALTH CARE - 14.2%
Biotechnology - 7.1%
Aastrom Biosciences, Inc. (a)	3,251	4,194
Acadia Pharmaceuticals, Inc. (a)	648	6,713
Accentia Biopharmaceutical, Inc. (d)	618	3,158
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,034	13,742
Alexion Pharmaceuticals, Inc. (a)	727	23,635
Alkermes, Inc. (a)	2,572	50,977
Allos Therapeutics, Inc. (a)	2,935	9,392
Alnylam Pharmaceuticals, Inc. (a)	871	12,882
Altus Pharmaceuticals, Inc.	534	10,029
Amgen, Inc. (a)	31,190	2,108,132
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	3,137	$ 142,577
Anadys Pharmaceuticals, Inc. (a)	976	10,024
Angiotech Pharmaceuticals, Inc. (a)	2,286	32,027
Antigenics, Inc. (a)	1,335	3,177
Arena Pharmaceuticals, Inc. (a)	1,279	17,446
ARIAD Pharmaceuticals, Inc. (a)	1,225	6,284
ArQule, Inc. (a)	1,224	6,610
Array Biopharma, Inc. (a)	1,883	13,859
Avant Immunotherapeutics, Inc. (a)	4,757	7,944
AVI BioPharma, Inc. (a)(d)	1,281	5,829
Axonyx, Inc. (a)	1,261	1,173
BioCryst Pharmaceuticals, Inc. (a)	1,042	13,807
Bioenvision, Inc. (a)	935	5,404
Biogen Idec, Inc. (a)	8,789	409,831
BioMarin Pharmaceutical, Inc. (a)	1,836	23,850
Biopure Corp. Class A (a)	235	239
Celgene Corp. (a)	8,771	363,558
Cell Genesys, Inc. (a)(d)	1,278	7,911
Cell Therapeutics, Inc. (a)(d)	1,769	2,494
Cephalon, Inc. (a)	1,432	85,519
Cepheid, Inc. (a)	1,604	15,527
Coley Pharmaceutical Group, Inc.	779	10,345
Combinatorx, Inc.	527	4,348
Cotherix, Inc. (a)	919	7,233
Critical Therapeutics, Inc. (a)(d)	1,181	5,551
Crucell NV sponsored ADR (a)	312	7,176
Cubist Pharmaceuticals, Inc. (a)	1,385	32,783
CuraGen Corp. (a)	1,982	7,472
Curis, Inc. (a)	1,702	2,672
CV Therapeutics, Inc. (a)	1,334	22,224
Cytogen Corp. (a)	635	2,115
Cytokinetics, Inc. (a)	674	4,705
deCODE genetics, Inc. (a)	1,885	13,025
Dendreon Corp. (a)	1,502	6,609
Digene Corp. (a)	561	20,970
DOV Pharmaceutical, Inc. (a)	623	1,925
Dyax Corp. (a)	995	3,731
Dynavax Technologies Corp. (a)	604	2,549
Encysive Pharmaceuticals, Inc. (a)	1,612	7,012
EntreMed, Inc. (a)	3,330	5,794
Enzon Pharmaceuticals, Inc. (a)	1,267	9,439
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Exact Sciences Corp. (a)	632	$ 1,548
Favrille, Inc. (a)(d)	138	736
Genaera Corp. (a)	1,901	1,892
Genelabs Technologies, Inc. (a)	1,183	911
Genitope Corp. (a)	592	4,251
Genomic Health, Inc.	528	5,998
Genta, Inc. (a)	2,139	3,658
Genzyme Corp. (a)	6,575	391,213
Geron Corp. (a)	2,291	15,945
Gilead Sciences, Inc. (a)	11,727	672,309
GTx, Inc. (a)	986	8,509
Hana Biosciences, Inc. (a)	829	7,345
Human Genome Sciences, Inc. (a)	3,653	40,037
Icagen, Inc. (a)	178	1,095
ICOS Corp. (a)	1,727	35,093
Idenix Pharmaceuticals, Inc. (a)	1,459	13,175
ImClone Systems, Inc. (a)	2,106	84,240
ImmunoGen, Inc. (a)	1,642	5,993
Immunomedics, Inc. (a)(d)	1,672	4,648
Incyte Corp. (a)	2,299	9,587
Indevus Pharmaceuticals, Inc. (a)	1,642	8,161
Inhibitex, Inc. (a)	905	1,747
InterMune, Inc. (a)	970	15,384
Introgen Therapeutics, Inc. (a)(d)	1,052	5,228
Isis Pharmaceuticals, Inc. (a)	1,975	15,445
Keryx Biopharmaceuticals, Inc. (a)	1,366	19,534
Kosan Biosciences, Inc. (a)	1,160	5,185
La Jolla Pharmaceutical Co. (a)(d)	285	1,072
Lexicon Genetics, Inc. (a)	2,209	11,045
MannKind Corp. (a)(d)	1,489	28,351
Marshall Edwards, Inc. (a)(d)	1,494	4,691
Martek Biosciences (a)	779	19,748
Maxygen, Inc. (a)	1,138	8,808
Medarex, Inc. (a)	3,324	34,104
MedImmune, Inc. (a)	6,582	209,439
Memory Pharmaceuticals Corp. (a)	2,137	3,697
Metabasis Therapeutics, Inc. (a)	1,029	8,109
Millennium Pharmaceuticals, Inc. (a)	8,067	69,054
Momenta Pharmaceuticals, Inc. (a)	740	10,538
Monogram Biosciences, Inc. (a)	4,265	7,933
Myogen, Inc. (a)	981	30,558
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	947	$ 24,726
Nabi Biopharmaceuticals (a)	1,482	8,699
Neopharm, Inc. (a)	732	4,121
Neose Technologies, Inc. (a)	886	2,702
Neurochem, Inc. (a)(d)	911	11,904
Neurocrine Biosciences, Inc. (a)	947	18,665
Neurogen Corp. (a)	1,235	6,755
Northfield Laboratories, Inc. (a)(d)	926	8,519
Novacea, Inc.	214	1,408
Novavax, Inc. (a)	1,165	5,907
NPS Pharmaceuticals, Inc. (a)	1,045	5,789
Nuvelo, Inc. (a)	1,518	24,834
Omrix Biopharmaceuticals, Inc.	644	8,707
ONYX Pharmaceuticals, Inc. (a)	970	19,390
Orchid Cellmark, Inc. (a)	492	1,924
Orthologic Corp. (a)	1,742	2,700
Oscient Pharmaceuticals Corp. (a)	1,858	2,341
OSI Pharmaceuticals, Inc. (a)	1,447	41,413
Panacos Pharmaceuticals, Inc. (a)	1,315	8,285
PDL BioPharma, Inc. (a)	2,673	54,128
Peregrine Pharmaceuticals, Inc. (a)(d)	4,602	6,857
Pharmacopeia Drug Discovery, Inc. (a)	412	2,039
Pharmacyclics, Inc. (a)	771	3,092
Pharmion Corp. (a)	738	14,472
PRAECIS Pharmaceuticals, Inc. (a)	368	1,965
Progenics Pharmaceuticals, Inc. (a)	470	9,969
QLT, Inc. (a)	2,312	16,681
Regeneron Pharmaceuticals, Inc. (a)	1,422	18,401
Renovis, Inc. (a)	535	8,721
Rigel Pharmaceuticals, Inc. (a)	639	6,281
Savient Pharmaceuticals, Inc. (a)	2,209	12,702
SciClone Pharmaceuticals, Inc. (a)	1,275	2,869
Seattle Genetics, Inc. (a)	1,265	5,250
Senomyx, Inc. (a)	1,021	16,305
Sirna Therapeutics, Inc. (a)	1,263	7,603
Solexa, Inc. (a)	928	8,398
Sonus Pharmaceuticals, Inc. (a)	914	4,963
StemCells, Inc. (a)	2,178	4,835
Sunesis Pharmaceuticals, Inc.	1,253	7,856
Tanox, Inc. (a)	1,295	18,506
Telik, Inc. (a)	1,070	17,099
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Threshold Pharmaceuticals, Inc. (a)	1,353	$ 5,547
Trimeris, Inc. (a)	590	6,360
United Therapeutics Corp. (a)	590	28,414
Vanda Pharmaceuticals, Inc.	190	1,704
Vasogen, Inc. (a)(d)	1,918	3,836
Vertex Pharmaceuticals, Inc. (a)	2,724	93,978
ViaCell, Inc. (a)	1,003	5,035
Vical, Inc. (a)	1,370	8,837
Vion Pharmaceuticals, Inc. (a)	2,536	4,159
XOMA Ltd. (a)	2,169	3,883
Zymogenetics, Inc. (a)	1,847	31,861
		6,073,031
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	752	12,844
Abiomed, Inc. (a)	1,309	17,541
Adeza Biomedical Corp. (a)	505	6,631
Aksys Ltd. (d)	1,035	859
Align Technology, Inc. (a)	1,762	13,021
American Medical Systems Holdings, Inc. (a)	1,887	37,306
Analogic Corp.	340	19,424
Angiodynamics, Inc. (a)	282	7,896
Anika Therapeutics, Inc. (a)	821	8,637
Arrow International, Inc.	1,170	37,721
ArthroCare Corp. (a)	660	27,878
Aspect Medical Systems, Inc. (a)	790	15,500
BioLase Technology, Inc.	698	5,193
Biomet, Inc.	6,337	223,126
Biosite, Inc. (a)	490	22,045
Candela Corp. (a)	432	7,439
Cardiac Science Corp. (a)	262	2,303
Cardiodynamics International Corp. (a)	1,922	2,614
Cerus Corp. (a)	482	3,977
Conceptus, Inc. (a)	732	9,743
CONMED Corp. (a)	847	16,466
Conor Medsystems, Inc. (a)	816	19,013
Cutera, Inc. (a)	281	4,634
Cyberonics, Inc. (a)	630	15,744
Cytyc Corp. (a)	2,997	78,761
Dade Behring Holdings, Inc.	2,413	89,884
Datascope Corp.	430	14,753
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	1,986	$ 118,763
DexCom, Inc. (a)	638	12,415
Encore Medical Corp. (a)	1,275	6,350
Endologix, Inc. (a)	1,552	5,572
Epix Pharmaceuticals, Inc. (a)	642	2,298
ev3, Inc.	1,817	26,401
Exactech, Inc. (a)	493	6,562
Foxhollow Technologies, Inc. (a)	568	14,774
Gen-Probe, Inc. (a)	1,289	69,606
Given Imaging Ltd. (a)	867	15,051
HealthTronics, Inc. (a)	750	5,535
Hologic, Inc. (a)	1,010	39,885
I-Flow Corp. (a)	990	12,603
ICU Medical, Inc. (a)	440	18,247
IDEXX Laboratories, Inc. (a)	897	68,558
Immucor, Inc. (a)	1,666	30,305
Integra LifeSciences Holdings Corp. (a)	727	27,946
Intermagnetics General Corp. (a)	1,080	25,132
IntraLase Corp. (a)	641	12,275
Intuitive Surgical, Inc. (a)	895	99,605
IRIS International, Inc. (a)	457	6,499
Kensey Nash Corp. (a)	390	11,486
Kyphon, Inc. (a)	1,090	43,262
Laserscope, Inc. (a)	703	14,904
LifeCell Corp. (a)	730	19,710
Lifecore Biomedical, Inc. (a)	632	9,480
Meridian Bioscience, Inc.	930	22,125
Merit Medical Systems, Inc. (a)	661	7,568
Micrus Endovascular Corp.	374	5,326
Natus Medical, Inc. (a)	471	5,873
Neogen Corp. (a)	603	12,301
NeuroMetrix, Inc. (a)	390	11,365
NMT Medical, Inc. (a)	204	2,438
Northstar Neuroscience, Inc.	560	7,650
NUCRYST Pharmaceuticals Corp.	622	9,009
Nutraceutical International Corp. (a)	820	13,325
NuVasive, Inc. (a)	692	11,370
NxStage Medical, Inc.	454	4,767
OccuLogix, Inc. (a)(d)	1,032	2,301
OraSure Technologies, Inc. (a)	1,188	10,371
Orthofix International NV (a)	380	14,440
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthovita, Inc. (a)	2,079	$ 7,942
Palomar Medical Technologies, Inc. (a)	526	23,475
PolyMedica Corp.	620	23,802
Possis Medical, Inc. (a)	602	4,840
Quidel Corp. (a)	1,318	12,429
Regeneration Technologies, Inc. (a)	822	5,828
Respironics, Inc. (a)	1,747	59,433
Schick Technologies, Inc. (a)	356	14,991
Shamir Optical Industry Ltd. (a)	393	3,840
Somanetics Corp. (a)	342	5,352
SonoSite, Inc. (a)	490	18,022
Staar Surgical Co. (a)	692	5,979
Stereotaxis, Inc. (a)	1,140	11,183
SurModics, Inc. (a)	460	17,899
Syneron Medical Ltd. (a)	569	11,107
Synovis Life Technologies, Inc. (a)	317	3,091
The Spectranetics Corp. (a)	726	9,409
Thermogenesis Corp. (a)	2,210	9,724
Thoratec Corp. (a)	1,567	22,204
TriPath Imaging, Inc. (a)	1,168	8,351
Urologix, Inc. (a)	512	1,823
Utah Medical Products, Inc.	400	11,828
Vascular Solutions, Inc. (a)(d)	791	6,660
Vital Signs, Inc.	410	20,508
Wright Medical Group, Inc. (a)	947	21,402
Young Innovations, Inc.	340	11,033
Zoll Medical Corp. (a)	280	8,294
		1,944,855
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	151	3,390
Allied Healthcare International, Inc. (a)	2,188	8,358
Allion Healthcare, Inc.	328	2,647
Amedisys, Inc. (a)	445	15,909
America Service Group, Inc. (a)	312	4,274
AmSurg Corp. (a)	880	21,199
Andrx Corp. (a)	2,078	48,542
Bio-Reference Laboratories, Inc. (a)	171	3,203
BioScrip, Inc. (a)	1,061	5,889
Corvel Corp. (a)	300	7,119
Cross Country Healthcare, Inc. (a)	1,036	18,265
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Dialysis Corp. of America (a)	365	$ 4,471
Express Scripts, Inc. (a)	3,862	283,007
Genesis HealthCare Corp. (a)	550	25,889
Gentiva Health Services, Inc. (a)	1,059	18,395
HealthExtras, Inc. (a)	1,146	34,426
Healthways, Inc. (a)	865	45,966
Henry Schein, Inc. (a)	2,135	98,402
Horizon Health Corp. (a)	291	6,163
Hythiam, Inc. (a)(d)	1,323	9,301
LCA-Vision, Inc.	592	32,169
LHC Group, Inc.	178	3,291
LifePoint Hospitals, Inc. (a)	1,437	50,769
Lincare Holdings, Inc. (a)	2,583	96,346
Magellan Health Services, Inc. (a)	728	29,448
Matria Healthcare, Inc. (a)	450	12,987
Medcath Corp. (a)	345	5,375
MWI Veterinary Supply, Inc.	334	10,187
National Medical Health Card Systems, Inc. (a)	316	3,760
Nighthawk Radiology Holdings, Inc.	802	14,837
Odyssey Healthcare, Inc. (a)	980	15,984
Option Care, Inc.	1,209	13,625
Patterson Companies, Inc. (a)	3,509	120,183
PDI, Inc. (a)	422	5,803
Providence Service Corp. (a)	540	16,843
PSS World Medical, Inc. (a)	2,072	36,799
Psychiatric Solutions, Inc. (a)	1,176	34,574
QMed, Inc. (a)	512	2,744
Radiation Therapy Services, Inc. (a)	425	10,315
ResCare, Inc. (a)	907	18,004
Rotech Healthcare, Inc. (a)	536	2,278
Rural/Metro Corp. (a)	733	5,226
Sun Healthcare Group, Inc. (a)	958	7,865
Symbion, Inc. (a)	459	10,070
TLC Vision Corp. (a)	1,922	10,840
U.S. Physical Therapy, Inc. (a)	461	6,929
United Surgical Partners International, Inc. (a)	1,179	36,679
VCA Antech, Inc. (a)	2,215	66,716
Ventiv Health, Inc. (a)	476	14,061
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Visicu, Inc.	769	$ 14,257
VistaCare, Inc. Class A (a)	493	6,813
		1,380,592
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	1,547	26,980
AMICAS, Inc. (a)	1,742	6,202
Cerner Corp. (a)	1,974	74,973
Computer Programs & Systems, Inc.	410	16,474
Dendrite International, Inc. (a)	1,136	11,553
Eclipsys Corp. (a)	1,386	26,944
Emageon, Inc. (a)	502	6,476
Emdeon Corp. (a)	6,713	77,938
Merge Technologies, Inc. (a)	477	6,063
Omnicell, Inc. (a)	758	10,150
Per-Se Technologies, Inc. (a)	940	23,425
Phase Forward, Inc. (a)	926	11,788
TriZetto Group, Inc. (a)	1,586	22,616
Vital Images, Inc. (a)	346	8,058
WebMD Health Corp. Class A (d)	234	9,185
		338,825
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	823	5,901
Affymetrix, Inc. (a)	1,572	43,246
Albany Molecular Research, Inc. (a)	929	9,578
BioVeris Corp. (a)	654	4,349
Bruker BioSciences Corp. (a)	2,976	17,231
Caliper Life Sciences, Inc. (a)	1,173	6,029
Ciphergen Biosystems, Inc. (a)	906	1,042
Dionex Corp. (a)	580	31,239
Discovery Partners International, Inc. (a)	1,418	3,531
Diversa Corp. (a)	1,512	14,167
Draxis Health, Inc. (a)	884	3,524
eResearchTechnology, Inc. (a)	1,398	12,750
Exelixis, Inc. (a)	2,302	24,977
Gene Logic, Inc. (a)	1,462	3,567
Harvard Bioscience, Inc. (a)	1,335	5,607
ICON PLC sponsored ADR (a)	350	18,603
Illumina, Inc. (a)	1,087	29,708
Invitrogen Corp. (a)	1,319	84,073
Kendle International, Inc. (a)	375	12,158
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Luminex Corp. (a)	1,239	$ 20,196
Molecular Devices Corp. (a)	510	14,657
Nanogen, Inc. (a)	973	2,072
Nektar Therapeutics (a)	2,485	49,675
PAREXEL International Corp. (a)	817	23,448
Pharmaceutical Product Development, Inc.	2,844	103,323
PRA International (a)	562	14,089
QIAGEN NV (a)	3,696	52,668
Sequenom, Inc. (a)	2,408	1,565
Serologicals Corp. (a)	770	24,001
SFBC International, Inc. (a)	400	6,220
Stratagene Corp.	579	3,821
Techne Corp. (a)	1,100	60,148
Third Wave Technologies, Inc. (a)	2,139	5,561
Varian, Inc. (a)	887	39,037
Ventana Medical Systems, Inc. (a)	940	44,612
		796,373
Pharmaceuticals - 1.9%
Abraxis BioScience, Inc. (a)	4,075	116,708
Acusphere, Inc. (a)	1,432	7,933
Adams Respiratory Therapeutics, Inc.	750	34,710
Adolor Corp. (a)	1,129	26,385
Advancis Pharmaceutical Corp. (a)	285	926
Alexza Pharmaceuticals, Inc.	371	3,027
Amarin Corp. PLC sponsored ADR (a)	1,668	3,469
Aspreva Pharmaceuticals Corp. (a)	889	26,652
Atherogenics, Inc. (a)	1,140	15,151
Auxilium Pharmaceuticals, Inc. (a)	901	7,487
AVANIR Pharmaceuticals Class A (a)	1,067	10,446
Axcan Pharma, Inc. (a)	1,319	16,896
Barrier Therapeutics, Inc. (a)	568	3,363
Cardiome Pharma Corp. (a)	1,155	10,415
CNS., Inc.	269	6,136
Collagenex Pharmaceuticals, Inc. (a)	384	4,777
Columbia Laboratories, Inc. (a)	1,032	3,891
Connetics Corp. (a)	927	10,892
Corgentech, Inc. (a)	824	6,106
Cypress Bioscience, Inc. (a)	1,027	7,076
DepoMed, Inc. (a)	2,050	11,747
Discovery Laboratories, Inc. (a)	1,285	2,866
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Durect Corp. (a)	1,593	$ 7,487
Emisphere Technologies, Inc. (a)	962	9,380
Endo Pharmaceuticals Holdings, Inc. (a)	3,568	104,685
Epicept Corp. (a)	221	592
First Horizon Pharmaceutical Corp. (a)	1,076	22,714
Flamel Technologies SA sponsored ADR (a)	532	10,363
Hi-Tech Pharmacal Co., Inc. (a)	276	5,470
Hollis-Eden Pharmaceuticals, Inc. (a)	523	2,484
Inspire Pharmaceuticals, Inc. (a)	956	4,570
Ista Pharmaceuticals, Inc. (a)	764	4,523
Kos Pharmaceuticals, Inc. (a)	1,192	51,149
Labopharm, Inc. (a)	1,284	11,543
Medicines Co. (a)	1,309	24,217
MGI Pharma, Inc. (a)	2,349	42,305
Nastech Pharmaceutical Co., Inc. (a)	670	9,373
New River Pharmaceuticals, Inc. (a)	981	28,940
NitroMed, Inc. (a)	821	3,358
Noven Pharmaceuticals, Inc. (a)	770	13,490
Novogen Ltd. sponsored ADR (a)	222	2,247
Pain Therapeutics, Inc. (a)	1,466	12,461
Penwest Pharmaceuticals Co. (a)	560	10,830
Perrigo Co.	1,992	33,505
Pharmos Corp. (a)	950	2,185
Pozen, Inc. (a)	812	11,368
Salix Pharmaceuticals Ltd. (a)	1,358	16,405
Santarus, Inc. (a)(d)	941	6,559
Sepracor, Inc. (a)	2,754	142,575
Shire PLC sponsored ADR	1,322	58,419
Somaxon Pharmaceuticals, Inc.	502	7,274
SuperGen, Inc. (a)	1,275	5,355
Taro Pharmaceutical Industries Ltd. (a)(d)	737	8,888
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,813	575,751
ViroPharma, Inc. (a)	1,557	15,150
Vivus, Inc. (a)	2,129	9,304
Westaim Corp. (a)	2,951	15,596
Xenoport, Inc.	406	8,997
Zila, Inc. (a)	2,398	8,417
		1,644,988
TOTAL HEALTH CARE		12,178,664
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	450	$ 7,898
Argon ST, Inc. (a)	738	21,040
BE Aerospace, Inc. (a)	1,816	40,261
Ceradyne, Inc. (a)	699	30,525
Elbit Systems Ltd.	1,150	30,372
Essex Corp. (a)	548	9,968
Herley Industries, Inc. (a)	522	9,876
Innovative Solutions & Support, Inc. (a)	572	7,699
Ionatron, Inc. (a)(d)	2,778	18,501
Kaman Corp.	1,016	18,898
Ladish Co., Inc. (a)	313	12,329
LMI Aerospace, Inc. (a)	322	6,182
MTC Technologies, Inc. (a)	440	12,197
Sypris Solutions, Inc.	652	5,555
Taser International, Inc. (a)	1,804	16,813
		248,114
Air Freight & Logistics - 0.8%
ABX Air, Inc. (a)	1,438	9,692
Atlas Air Worldwide Holdings, Inc. (a)	500	26,000
C.H. Robinson Worldwide, Inc.	4,194	184,704
Dynamex, Inc. (a)	372	7,347
EGL, Inc. (a)	1,236	55,707
Expeditors International of Washington, Inc.	2,624	258,333
Forward Air Corp.	1,071	40,077
Hub Group, Inc. Class A (a)	562	26,594
Pacer International, Inc.	1,040	30,690
Park-Ohio Holdings Corp. (a)	485	8,483
UTI Worldwide, Inc.	2,472	67,313
		714,940
Airlines - 0.3%
Frontier Airlines Holdings, Inc. (a)	916	5,670
JetBlue Airways Corp. (a)(d)	3,860	40,221
MAIR Holdings, Inc. (a)	374	2,154
Mesa Air Group, Inc. (a)	1,095	10,490
Pinnacle Airlines Corp. (a)	861	5,889
Republic Airways Holdings, Inc. (a)	899	13,800
Ryanair Holdings PLC sponsored ADR (a)	1,628	79,756
SkyWest, Inc.	1,632	37,911
UAL Corp. (a)	2,353	69,249
		265,140
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.1%
Aaon, Inc.	523	$ 12,196
American Woodmark Corp.	429	15,075
Apogee Enterprises, Inc.	1,039	15,585
Builders FirstSource, Inc.	750	15,570
Insteel Industries, Inc.	148	6,379
PW Eagle, Inc.	135	3,792
Quixote Corp.	330	6,442
Universal Forest Products, Inc.	490	32,208
		107,247
Commercial Services & Supplies - 1.7%
51job, Inc. sponsored ADR (a)	252	6,895
Advisory Board Co. (a)	545	28,177
Ambassadors International, Inc.	352	7,825
American Ecology Corp.	552	14,015
Arrowhead Research Corp. (a)(d)	1,378	6,766
Barrett Business Services, Inc. (a)	273	6,798
Casella Waste Systems, Inc. Class A (a)	792	12,355
CBIZ, Inc. (a)	3,151	25,996
Cintas Corp.	4,283	181,428
Clean Harbors, Inc. (a)	528	19,161
Coinstar, Inc. (a)	730	17,140
Comsys IT Partners, Inc. (a)	408	5,594
Copart, Inc. (a)	2,623	71,975
Corporate Executive Board Co.	1,009	102,635
CoStar Group, Inc. (a)	510	27,209
CRA International, Inc. (a)	320	14,208
DiamondCluster International, Inc. (a)	1,207	11,515
Duratek, Inc. (a)	541	11,870
Exponent, Inc. (a)	467	14,010
FirstService Corp. (sub. vtg.) (a)	924	23,435
Fuel-Tech, Inc. NV (a)	355	5,336
G&K Services, Inc. Class A	620	23,944
Healthcare Services Group, Inc.	642	13,039
Heidrick & Struggles International, Inc. (a)	640	22,605
Herman Miller, Inc.	1,836	53,648
Hudson Highland Group, Inc. (a)	656	7,820
Huron Consulting Group, Inc. (a)	480	14,702
ICT Group, Inc. (a)	554	14,836
Integrated Alarm Services Group, Inc. (a)(d)	1,005	3,749
Intersections, Inc. (a)	446	4,603
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kelly Services, Inc. Class A (non-vtg.)	1,020	$ 27,601
Kenexa Corp.	640	19,392
Kforce, Inc. (a)	1,148	17,541
Layne Christensen Co. (a)	340	9,214
Learning Tree International, Inc. (a)	662	5,945
LECG Corp. (a)	480	8,400
McGrath RentCorp.	840	22,302
Mobile Mini, Inc. (a)	1,000	31,350
Monster Worldwide, Inc. (a)	3,114	152,181
NCO Group, Inc. (a)	747	19,654
On Assignment, Inc. (a)	1,119	13,227
PeopleSupport, Inc. (a)	710	9,393
PRG-Schultz International, Inc. (a)	2,199	1,056
Resources Connection, Inc. (a)	1,362	34,731
School Specialty, Inc. (a)	500	18,020
SOURCECORP, Inc. (a)	520	12,938
Stericycle, Inc. (a)	933	62,203
Synagro Technologies, Inc.	1,952	8,764
Taleo Corp. Class A	484	5,760
Teletech Holdings, Inc. (a)	2,232	26,873
Tetra Tech, Inc. (a)	1,455	25,608
TRM Corp. (a)	667	4,749
United Stationers, Inc. (a)	817	37,925
Waste Industries USA, Inc.	472	9,586
Waste Services, Inc. (a)	1,604	4,668
WCA Waste Corp. (a)	598	4,838
West Corp. (a)	1,865	90,490
		1,457,698
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	1,701	75,269
Insituform Technologies, Inc. Class A (a)	747	19,123
Integrated Electrical Services, Inc. (a)	484	9,336
KHD Humboldt Wedag International Ltd. (a)	600	16,494
Sterling Construction Co., Inc. (a)	174	5,307
Washington Group International, Inc.	703	37,885
Williams Scotsman International, Inc.	1,000	26,000
		189,414
Electrical Equipment - 0.6%
Active Power, Inc. (a)	1,043	4,600
American Power Conversion Corp.	5,226	102,848
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)	753	$ 7,056
Capstone Turbine Corp. (a)(d)	2,884	8,796
China BAK Battery, Inc. (a)	1,200	11,992
Color Kinetics, Inc. (a)	549	8,411
Deswell Industries, Inc.	572	5,148
Distributed Energy Systems Corp. (a)	790	4,005
Encore Wire Corp. (a)	684	26,122
Energy Conversion Devices, Inc. (a)	862	34,265
Evergreen Solar, Inc. (a)	1,625	18,119
Franklin Electric Co., Inc.	500	26,155
FuelCell Energy, Inc. (a)	1,365	14,278
Genlyte Group, Inc. (a)	660	46,055
Hydrogenics Corp. (a)	1,952	6,476
II-VI, Inc. (a)	940	17,841
LSI Industries, Inc.	961	14,127
Medis Technologies Ltd. (a)	850	20,604
Microvision, Inc. (a)(d)	1,561	3,262
Plug Power, Inc. (a)(d)	2,061	10,532
Powell Industries, Inc. (a)	510	11,501
Power-One, Inc. (a)	2,461	15,111
Preformed Line Products Co.	127	4,495
Superior Essex, Inc. (a)	452	15,341
Ultralife Batteries, Inc. (a)	599	6,104
Valence Technology, Inc. (a)(d)	2,578	4,976
Vicor Corp.	1,055	18,779
Woodward Governor Co.	960	30,394
		497,393
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	660	20,836
Machinery - 1.1%
3D Systems Corp. (a)	450	8,910
A.S.V., Inc. (a)	920	18,814
American Railcar Industries, Inc.	500	17,185
American Science & Engineering, Inc. (a)	278	15,977
Astec Industries, Inc. (a)	502	17,339
Basin Water, Inc.	413	6,236
Blue Holdings, Inc. (a)	1,103	6,353
Bucyrus International, Inc. Class A	795	40,577
Columbus McKinnon Corp. (NY Shares) (a)	407	10,704
Commercial Vehicle Group, Inc. (a)	441	9,058
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Dynamic Materials Corp.	296	$ 8,250
Flanders Corp. (a)	857	8,699
Flow International Corp. (a)	1,419	19,015
FreightCar America, Inc.	317	19,134
Gehl Co. (a)	256	6,794
Joy Global, Inc.	3,036	163,155
L.B. Foster Co. Class A (a)	392	9,361
Lincoln Electric Holdings, Inc.	1,020	56,059
Middleby Corp. (a)	221	19,742
Nordson Corp.	947	44,178
PACCAR, Inc.	4,372	335,988
Portec Rail Products, Inc.	575	7,894
RBC Bearings, Inc.	229	5,732
Sun Hydraulics Corp.	216	4,255
Tecumseh Products Co.:
Class A (non-vtg.)	350	7,599
Class B (a)	366	7,137
TurboChef Technologies, Inc. (a)	622	6,960
Volvo AB sponsored ADR	477	23,464
		904,569
Marine - 0.2%
Alexander & Baldwin, Inc.	1,240	56,110
American Commercial Lines, Inc.	784	43,049
Aries Maritime Transport Ltd.	670	7,564
DryShips, Inc. (d)	752	6,768
Eagle Bulk Shipping, Inc. (d)	569	7,704
Genco Shipping & Trading Ltd.	518	8,692
Stolt-Nielsen SA Class B sponsored ADR	696	18,054
		147,941
Road & Rail - 0.7%
AMERCO (a)	469	41,464
Arkansas Best Corp.	680	28,023
Celadon Group, Inc. (a)	309	8,643
Covenant Transport, Inc. Class A (a)	572	7,493
Frozen Food Express Industries, Inc. (a)	1,140	11,503
Heartland Express, Inc.	1,392	23,469
J.B. Hunt Transport Services, Inc.	4,044	98,957
Landstar System, Inc.	1,482	65,490
Marten Transport Ltd. (a)	810	15,852
Old Dominion Freight Lines, Inc. (a)	900	27,729
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
P.A.M. Transportation Services, Inc. (a)	433	$ 11,600
Patriot Transportation Holding, Inc. (a)	159	13,975
Quality Distribution, Inc. (a)	462	6,306
SCS Transportation, Inc. (a)	613	15,000
Swift Transportation Co., Inc. (a)	2,199	62,979
U.S. Xpress Enterprises, Inc. Class A (a)	462	10,289
Universal Truckload Services, Inc. (a)	373	12,003
USA Truck, Inc. (a)	287	5,674
Vitran Corp., Inc. (a)	263	5,718
Werner Enterprises, Inc.	2,368	46,105
YRC Worldwide, Inc. (a)	1,517	59,830
		578,102
Trading Companies & Distributors - 0.4%
Aceto Corp.	654	5,010
Beacon Roofing Supply, Inc. (a)	680	25,636
Electro Rent Corp. (a)	1,090	17,985
Fastenal Co.	3,974	170,882
H&E Equipment Services, Inc.	861	25,615
Lawson Products, Inc.	400	14,716
NuCo2, Inc. (a)	418	11,177
Rush Enterprises, Inc. Class A (a)	400	6,968
UAP Holding Corp.	1,316	31,058
		309,047
TOTAL INDUSTRIALS		5,440,441
INFORMATION TECHNOLOGY - 48.3%
Communications Equipment - 8.6%
3Com Corp. (a)	10,111	45,601
ADC Telecommunications, Inc. (a)	3,270	58,598
Adtran, Inc.	2,027	51,121
Airspan Networks, Inc. (a)	1,013	5,369
Alvarion Ltd. (a)	1,765	12,814
Anaren, Inc. (a)	792	15,571
Andrew Corp. (a)	4,166	42,160
Arris Group, Inc. (a)	2,442	29,353
AudioCodes Ltd. (a)	1,306	15,763
Avanex Corp. (a)	3,885	6,760
Avici Systems, Inc. (a)	801	4,878
Avocent Corp. (a)	1,348	30,654
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Bel Fuse, Inc. Class B (non-vtg.)	249	$ 7,814
Black Box Corp.	520	26,858
Blue Coat Systems, Inc. (a)	266	4,224
Bookham, Inc. (a)	975	3,754
C-COR, Inc. (a)	1,432	9,824
Carrier Access Corp. (a)	851	6,774
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	308	4,312
CIENA Corp. (a)	15,588	65,314
Cisco Systems, Inc. (a)	157,961	3,108,672
Comtech Group, Inc. (a)	548	8,615
Comtech Telecommunications Corp. (a)	693	20,832
Comverse Technology, Inc. (a)	5,276	118,816
Digi International, Inc. (a)	384	4,566
Ditech Networks, Inc. (a)	1,098	9,926
ECI Telecom Ltd. (a)	2,648	25,474
EFJ, Inc. (a)	1,288	8,784
Endwave Corp. (a)	209	2,690
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	529	3,407
Extreme Networks, Inc. (a)	3,595	15,962
F5 Networks, Inc. (a)	1,038	50,364
Finisar Corp. (a)	7,596	34,714
Foundry Networks, Inc. (a)	3,499	44,997
Glenayre Technologies, Inc. (a)	2,141	5,973
Harmonic, Inc. (a)	2,169	9,761
Inter-Tel, Inc.	757	15,844
InterDigital Communication Corp. (a)	1,596	45,247
Ituran Location & Control Ltd.	521	7,747
Ixia (a)	1,816	18,723
JDS Uniphase Corp. (a)	42,604	129,090
Juniper Networks, Inc. (a)	14,580	232,259
KVH Industries, Inc. (a)	357	4,059
Loral Space & Communications Ltd. (a)	500	14,000
MRV Communications, Inc. (a)	3,875	11,586
NETGEAR, Inc. (a)	837	19,594
Network Engines, Inc. (a)	1,215	2,151
Nice Systems Ltd. sponsored ADR (a)	832	22,630
NMS Communications Corp. (a)	1,348	5,419
Oplink Communications, Inc. (a)	766	14,470
Orckit Communications Ltd. (a)	507	6,403
Packeteer, Inc. (a)	1,018	11,656
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Parkervision, Inc. (a)(d)	730	$ 7,446
PC-Tel, Inc. (a)	752	7,422
Pegasus Wireless Corp. (a)(d)	1,845	20,719
Polycom, Inc. (a)	2,345	50,629
Powerwave Technologies, Inc. (a)	2,501	24,485
Qiao Xing Universal Telephone, Inc. (a)(d)	563	4,555
QUALCOMM, Inc.	42,492	1,921,063
RADWARE Ltd. (a)	623	8,653
Radyne Corp. (a)	265	3,485
Redback Networks, Inc. (a)	1,375	32,849
Research In Motion Ltd. (a)	4,727	306,526
SafeNet, Inc. (a)	646	10,737
SCM Microsystems, Inc. (a)	1,025	3,188
SeaChange International, Inc. (a)	886	5,529
Sierra Wireless, Inc. (a)	505	8,529
Sirenza Microdevices, Inc. (a)	1,279	14,606
Sonus Networks, Inc. (a)	6,052	28,202
SpectraLink Corp.	588	5,457
Stratex Networks, Inc. (a)	3,096	12,941
Sycamore Networks, Inc. (a)	7,840	34,653
Symmetricom, Inc. (a)	1,635	11,854
Tekelec (a)	1,767	25,498
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,850	91,286
Tellabs, Inc. (a)	11,139	159,288
Tollgrade Communications, Inc. (a)	476	4,579
UTStarcom, Inc. (a)(d)	2,788	17,787
ViaSat, Inc. (a)	787	20,069
Westell Technologies, Inc. Class A (a)	1,492	3,969
WJ Communications, Inc. (a)	2,259	4,744
Zhone Technologies, Inc. (a)	6,110	12,831
		7,345,526
Computers & Peripherals - 5.2%
ActivIdentity Corp. (a)	1,452	6,171
Adaptec, Inc. (a)	3,393	15,167
Advanced Digital Information Corp. (a)	1,845	21,900
Apple Computer, Inc. (a)	21,758	1,300,476
Avid Technology, Inc. (a)	1,052	41,438
Brocade Communications Systems, Inc. (a)	7,204	44,016
Concurrent Computer Corp. (a)	2,309	6,257
Cray, Inc. (a)	1,992	3,705
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Creative Technology Ltd. (NASDAQ) (d)	2,269	$ 12,888
Dell, Inc. (a)	60,367	1,532,114
Dot Hill Systems Corp. (a)	975	3,744
Electronics for Imaging, Inc. (a)	1,442	33,786
Hutchinson Technology, Inc. (a)	717	16,656
Immersion Corp. (a)	877	4,946
InFocus Corp. (a)	1,721	8,158
Komag, Inc. (a)	747	31,023
LaserCard Corp. (a)	290	4,800
Lexar Media, Inc. (a)	1,904	17,955
Logitech International SA sponsored ADR (a)	362	14,759
M-Systems Flash Disk Pioneers Ltd. (a)	797	26,660
McDATA Corp.:
Class A (a)	3,488	13,185
Class B (a)	1,225	4,337
Mobility Electronics, Inc. (a)	909	6,499
Neoware Systems, Inc. (a)	492	10,165
Network Appliance, Inc. (a)	9,526	304,832
Novatel Wireless, Inc. (a)	949	10,572
Palm, Inc. (a)(d)	2,578	42,485
Presstek, Inc. (a)	1,328	12,975
QLogic Corp. (a)	4,715	84,304
Rackable Systems, Inc.	698	26,461
Rimage Corp. (a)	103	2,175
SanDisk Corp. (a)	4,987	280,618
SBS Technologies, Inc. (a)	712	11,734
Scailex Corp. Ltd. (Israel) (a)	1,590	11,228
SimpleTech, Inc. (a)	1,358	5,364
Stratasys, Inc. (a)	252	7,626
Sun Microsystems, Inc. (a)	88,716	413,417
Synaptics, Inc. (a)	800	18,944
Transact Technologies, Inc. (a)	392	5,202
Xyratex Ltd. (a)	1,089	29,272
		4,448,014
Electronic Equipment & Instruments - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	687	8,230
Aeroflex, Inc. (a)	1,898	22,226
Agilysys, Inc.	1,159	19,124
Applied Films Corp. (a)	340	9,639
Bell Microproducts, Inc. (a)	1,481	8,945
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Brightpoint, Inc. (a)	1,140	$ 24,373
CalAmp Corp. (a)	727	7,110
CDW Corp.	2,086	116,670
Cherokee International Corp. (a)	481	2,511
Cogent, Inc. (a)	2,296	35,634
Cognex Corp.	1,199	30,107
Coherent, Inc. (a)	847	27,892
CyberOptics Corp. (a)	312	4,262
Daktronics, Inc.	660	31,436
DTS, Inc. (a)	577	10,859
Echelon Corp. (a)	1,218	10,256
Electro Scientific Industries, Inc. (a)	887	17,642
Excel Technology, Inc. (a)	420	12,524
FARO Technologies, Inc. (a)	460	6,914
Flextronics International Ltd. (a)	14,235	160,286
FLIR Systems, Inc. (a)	1,747	44,601
Global Imaging Systems, Inc. (a)	540	22,113
GSI Group, Inc. (a)	1,365	12,872
Identix, Inc. (a)	2,849	16,809
Insight Enterprises, Inc. (a)	1,442	26,158
INTAC International (a)(d)	484	2,972
International DisplayWorks, Inc. (a)	752	3,850
Itron, Inc. (a)	580	34,684
Lipman Electronic Engineer Ltd. (NASDAQ) (a)	666	19,587
Littelfuse, Inc. (a)	670	23,470
LoJack Corp. (a)	703	12,408
M-Flex Electronix, Inc. (a)	749	24,919
Magal Security Systems Ltd. (a)	257	2,596
Measurement Specialties, Inc. (a)	357	9,757
Mechanical Technology, Inc. (a)	793	3,220
Mercury Computer Systems, Inc. (a)	650	10,673
Merix Corp. (a)	582	5,599
Methode Electronics, Inc. Class A	1,055	10,065
Metrologic Instruments, Inc. (a)	417	6,268
Molex, Inc.	2,803	99,507
Molex, Inc. Class A (non-vtg.)	2,246	68,660
MTS Systems Corp.	527	22,002
National Instruments Corp.	2,056	57,589
Newport Corp. (a)	1,209	19,828
NovAtel, Inc. (a)	280	9,702
NU Horizons Electronics Corp. (a)	1,095	9,099
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Optimal Group, Inc. Class A (a)	957	$ 13,532
Orbotech Ltd. (a)	937	23,537
OSI Systems, Inc. (a)	473	9,417
OYO Geospace Corp. (a)	74	4,214
PC Connection, Inc. (a)	919	5,422
Pemstar, Inc. (a)	2,049	5,840
PFSweb, Inc. (a)	453	553
Photon Dynamics, Inc. (a)	510	8,135
Planar Systems, Inc. (a)	433	5,794
Plexus Corp. (a)	1,339	52,663
RadiSys Corp. (a)	630	13,073
Richardson Electronics Ltd.	802	5,510
Rofin-Sinar Technologies, Inc. (a)	380	20,733
Sanmina-SCI Corp. (a)	14,269	67,064
ScanSource, Inc. (a)	350	20,608
Smart Modular Tech WWH, Inc.	1,417	12,172
SpatiaLight, Inc. (a)(d)	2,069	6,331
Staktek Holdings, Inc. (a)	1,322	8,064
Sunpower Corp. Class A	159	4,832
Suntron Corp. (a)	1,819	3,529
Tech Data Corp. (a)	1,482	53,797
Trimble Navigation Ltd. (a)	1,398	64,224
TTM Technologies, Inc. (a)	1,189	17,371
Universal Display Corp. (a)	886	12,953
Viisage Technology, Inc. (a)(d)	582	7,799
X-Rite, Inc.	802	9,367
Zomax, Inc. (a)	1,552	2,530
Zygo Corp. (a)	673	10,122
		1,614,834
Internet Software & Services - 6.8%
24/7 Real Media, Inc. (a)	1,767	14,754
Access Integrated Technologies, Inc. Class A (a)	744	8,928
Akamai Technologies, Inc. (a)	3,762	117,713
Aladdin Knowledge Systems Ltd. (a)	355	7,551
aQuantive, Inc. (a)	1,946	48,241
Ariba, Inc. (a)	1,866	15,842
Art Technology Group, Inc. (a)	3,363	10,392
AsiaInfo Holdings, Inc. (a)	1,512	6,214
Autobytel, Inc. (a)	1,165	3,763
Baidu.com, Inc. sponsored ADR	331	25,758
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Bankrate, Inc. (a)	305	$ 13,893
Chordiant Software, Inc. (a)	2,388	7,713
Click Commerce, Inc. (a)(d)	301	5,848
CMGI, Inc. (a)	12,115	15,992
CNET Networks, Inc. (a)	4,009	35,119
Corillian Corp. (a)	1,005	2,915
Cryptologic, Inc.	316	7,581
CyberSource Corp. (a)	814	7,749
DealerTrack Holdings, Inc.	784	16,974
Digital Insight Corp. (a)	967	31,282
Digital River, Inc. (a)	887	38,993
Digitas, Inc. (a)	2,728	35,491
EarthLink, Inc. (a)	3,438	28,639
eBay, Inc. (a)	35,973	1,180,274
eCollege.com (a)	562	12,859
Entrust, Inc. (a)	2,309	7,389
Equinix, Inc. (a)	609	35,493
GigaMedia Ltd. (a)	1,051	8,639
Google, Inc. Class A (sub. vtg.) (a)	5,499	2,044,638
Greenfield Online, Inc. (a)	435	3,197
Homestore, Inc. (a)	4,145	24,704
InfoSpace, Inc. (a)	937	21,242
Internet Capital Group, Inc. (a)	972	8,379
Interwoven, Inc. (a)	996	9,143
iPass, Inc. (a)	1,615	10,271
IPIX Corp. (a)	391	516
j2 Global Communications, Inc. (a)	1,360	36,122
Jupitermedia Corp. (a)	1,128	16,818
Keynote Systems, Inc. (a)	852	8,937
Kintera, Inc. (a)	1,085	1,508
Liquidity Services, Inc.	566	10,896
LivePerson, Inc. (a)	1,522	7,199
LookSmart Ltd. (a)	637	2,784
Mamma.com, Inc. (a)	963	1,464
Marchex, Inc. Class B (a)	611	10,436
MIVA, Inc. (a)	622	2,612
NaviSite, Inc. (a)	2,652	10,343
NetEase.com, Inc. sponsored ADR (a)	1,756	35,910
NetRatings, Inc. (a)	1,299	18,706
NIC, Inc. (a)	2,279	14,631
Online Resources Corp. (a)	652	7,974
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	1,157	$ 16,663
Openwave Systems, Inc. (a)	2,386	33,738
Perficient, Inc. (a)	538	7,505
RADVision Ltd. (a)	451	7,446
RealNetworks, Inc. (a)	4,722	44,670
S1 Corp. (a)	2,518	13,849
SAVVIS, Inc. (a)	4,454	8,374
Selectica, Inc. (a)	2,109	5,336
Sify Ltd. sponsored ADR (a)	447	4,546
Sina Corp. (a)	1,289	31,632
SkillSoft PLC sponsored ADR (a)	2,458	14,084
Sohu.com, Inc. (a)	1,000	24,930
SonicWALL, Inc. (a)	2,372	19,996
Stellent, Inc.	1,018	11,330
Supportsoft, Inc. (a)	1,045	4,076
The Knot, Inc. (a)	886	14,530
TheStreet.com, Inc.	730	8,651
Tom Online, Inc. sponsored ADR (a)	197	4,226
Traffic.com, Inc.	515	2,534
Travelzoo, Inc. (a)	508	15,128
Tumbleweed Communications Corp. (a)	1,408	3,886
United Online, Inc.	1,691	20,157
ValueClick, Inc. (a)	2,785	43,892
VeriSign, Inc. (a)	6,791	152,458
Vignette Corp. (a)	818	11,149
Vitria Technology, Inc. (a)	1,562	4,202
Vocus, Inc.	592	7,862
WebEx Communications, Inc. (a)	1,189	39,059
webMethods, Inc. (a)	1,635	14,764
Websense, Inc. (a)	1,357	30,058
WebSideStory, Inc. (a)	637	8,733
Website Pros, Inc.	420	4,204
Workstream, Inc. (a)	1,930	2,683
Yahoo!, Inc. (a)	36,396	1,149,750
Zix Corp. (a)(d)	1,072	1,190
		5,847,720
IT Services - 1.7%
Acxiom Corp.	2,276	53,668
Answerthink, Inc. (a)	1,113	5,231
Applied Digital Solutions, Inc. (a)	1,392	2,965
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Carreker Corp. (a)	871	$ 4,808
CheckFree Corp. (a)	2,473	123,477
Cognizant Technology Solutions Corp. Class A (a)	3,449	203,491
Covansys Corp. (a)	1,557	21,424
CSG Systems International, Inc. (a)	1,582	36,829
Euronet Worldwide, Inc. (a)	976	34,189
Fiserv, Inc. (a)	4,716	203,495
Forrester Research, Inc. (a)	790	20,232
Gevity HR, Inc.	600	16,278
iGate Corp. (a)	1,995	11,990
Indus International, Inc. (a)	3,413	10,273
Infocrossing, Inc. (a)	770	8,439
Infosys Technologies Ltd. sponsored ADR	944	66,646
infoUSA, Inc.	1,805	18,754
Integral Systems, Inc.	259	7,449
Kanbay International, Inc. (a)	834	11,534
Lightbridge, Inc. (a)	1,055	12,344
Lionbridge Technologies, Inc. (a)	1,422	9,385
ManTech International Corp. Class A (a)	500	16,925
Ness Technologies, Inc. (a)	801	8,739
Paychex, Inc.	9,675	355,169
RightNow Technologies, Inc. (a)	739	12,053
Sapient Corp. (a)	4,088	21,871
SI International, Inc. (a)	405	12,834
SM&A (a)	742	4,318
Sykes Enterprises, Inc. (a)	1,566	26,998
Syntel, Inc.	1,090	25,070
TALX Corp.	900	23,940
Telvent GIT SA (a)	928	13,920
Zanett, Inc. (a)	2,468	6,565
		1,411,303
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,776	62,711
Semiconductors & Semiconductor Equipment - 9.8%
8X8, Inc. (a)(d)	4,036	5,166
Actel Corp. (a)	673	9,341
ADE Corp. (a)	550	17,716
Advanced Analogic Technologies, Inc.	1,120	12,914
Advanced Energy Industries, Inc. (a)	1,000	14,100
Alliance Semiconductor Corp. (a)	1,702	4,698
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp. (a)	9,557	$ 186,935
AMIS Holdings, Inc. (a)	1,802	17,678
Amkor Technology, Inc. (a)	4,701	44,707
ANADIGICS, Inc. (a)	801	6,841
Applied Materials, Inc.	40,792	689,793
Applied Micro Circuits Corp. (a)	8,554	25,149
ARM Holdings PLC sponsored ADR	1,372	9,055
ASE Test Ltd. (a)	2,952	27,483
ASM International NV (NASDAQ) (a)	673	11,461
ASML Holding NV (NY Shares) (a)	4,096	83,313
Asyst Technologies, Inc. (a)	1,209	8,318
Atheros Communications, Inc. (a)	1,164	25,713
ATI Technologies, Inc. (a)	6,489	107,060
Atmel Corp. (a)	13,436	64,493
ATMI, Inc. (a)	877	22,977
Axcelis Technologies, Inc. (a)	3,056	19,467
Broadcom Corp. Class A (a)	11,719	396,219
Brooks Automation, Inc. (a)	2,029	24,510
Cabot Microelectronics Corp. (a)	660	18,982
California Micro Devices Corp. (a)	980	5,821
Cambridge Display Technologies, Inc. (a)(d)	653	5,257
Camtek Ltd. (a)	991	6,590
Centillium Communications, Inc. (a)	1,165	3,693
Ceva, Inc. (a)	842	5,170
China Energy Savings Technology, Inc. (a)	800	0
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	2,211	14,349
Cirrus Logic, Inc. (a)	2,758	22,560
Cohu, Inc.	600	10,398
Conexant Systems, Inc. (a)	12,369	36,241
Credence Systems Corp. (a)	2,781	12,681
Cree, Inc. (a)(d)	1,986	50,941
Cymer, Inc. (a)	967	44,859
Diodes, Inc. (a)	630	22,434
DSP Group, Inc. (a)	857	22,531
Eagle Test Systems, Inc.	384	5,645
EMCORE Corp. (a)	1,056	10,064
Entegris, Inc. (a)	3,500	33,880
ESS Technology, Inc. (a)	1,235	3,186
Exar Corp. (a)	1,169	15,431
FEI Co. (a)	967	22,628
FormFactor, Inc. (a)	1,239	47,999
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Genesis Microchip, Inc. (a)	986	$ 12,059
Hittite Microwave Corp.	626	22,261
ICOS Vision Systems NV (a)(d)	385	17,308
Ikanos Communications, Inc.	690	10,964
Integrated Device Technology, Inc. (a)	5,177	74,238
Integrated Silicon Solution, Inc. (a)	1,005	5,668
Intel Corp.	150,175	2,706,154
Intersil Corp. Class A	3,730	100,001
Intevac, Inc. (a)	871	18,674
IXYS Corp. (a)	1,105	11,050
KLA-Tencor Corp.	5,106	209,550
Kopin Corp. (a)	2,209	9,852
Kulicke & Soffa Industries, Inc. (a)	1,605	12,952
Lam Research Corp. (a)	3,499	156,720
Lattice Semiconductor Corp. (a)	3,273	19,736
Leadis Technology, Inc. (a)	685	3,521
Linear Technology Corp.	7,815	263,756
LTX Corp. (a)	1,562	11,590
Marvell Technology Group Ltd. (a)	7,269	346,513
Mattson Technology, Inc. (a)	1,472	13,189
Maxim Integrated Products, Inc.	8,283	254,537
Micrel, Inc. (a)	2,643	29,760
Microchip Technology, Inc.	5,405	185,392
Microsemi Corp. (a)	1,647	39,495
Microtune, Inc. (a)	2,097	13,421
Mindspeed Technologies, Inc. (a)	2,568	7,370
MIPS Technologies, Inc. (a)	1,325	7,645
MKS Instruments, Inc. (a)	1,505	32,854
Monolithic Power Systems, Inc. (a)	1,137	16,657
Monolithic System Technology, Inc. (a)	1,018	8,276
Nanometrics, Inc. (a)	659	7,440
Netlogic Microsystems, Inc. (a)	674	22,013
Nextest Systems Corp.	485	8,706
Novellus Systems, Inc. (a)	3,362	77,864
NVE Corp. (a)	135	1,964
NVIDIA Corp. (a)	8,992	206,636
O2Micro International Ltd. sponsored ADR (a)	1,098	9,531
Omnivision Technologies, Inc. (a)	1,426	41,782
ON Semiconductor Corp. (a)	7,494	45,264
PDF Solutions, Inc. (a)	910	12,094
Pericom Semiconductor Corp. (a)	978	8,509
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Photronics, Inc. (a)	947	$ 15,976
Pixelworks, Inc. (a)	1,245	3,498
PLX Technology, Inc. (a)	1,085	12,955
PMC-Sierra, Inc. (a)	4,691	45,221
PortalPlayer, Inc. (a)	586	5,889
Power Integrations, Inc. (a)	827	14,572
Rambus, Inc. (a)	2,668	64,726
RF Micro Devices, Inc. (a)	5,188	37,613
Rudolph Technologies, Inc. (a)	725	12,021
Saifun Semiconductors Ltd.	752	22,432
Semitool, Inc. (a)	1,168	10,582
Semtech Corp. (a)	2,028	33,949
Sigma Designs, Inc. (a)	900	12,510
SigmaTel, Inc. (a)	874	4,790
Silicon Image, Inc. (a)	2,192	20,868
Silicon Laboratories, Inc. (a)	1,352	52,742
Silicon Motion Technology Corp. sponsored ADR	402	5,664
Silicon Storage Technology, Inc. (a)	2,811	10,457
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	11,856	72,084
SiRF Technology Holdings, Inc. (a)	1,150	33,707
Skyworks Solutions, Inc. (a)	3,905	22,102
Spansion, Inc.	2,140	38,584
Standard Microsystems Corp. (a)	500	11,395
STATS ChipPAC Ltd. sponsored ADR (a)	1,119	7,162
Supertex, Inc. (a)	470	19,063
Tessera Technologies, Inc. (a)	1,233	34,820
Therma-Wave, Inc. (a)	1,284	1,721
Tower Semicondutor Ltd. (a)	2,886	4,704
Transmeta Corp. (a)	4,305	6,285
Transwitch Corp. (a)	3,615	6,760
Trident Microsystems, Inc. (a)	1,250	27,600
TriQuint Semiconductor, Inc. (a)	4,185	21,595
Ultratech, Inc. (a)	693	12,398
Varian Semiconductor Equipment Associates, Inc. (a)	1,405	43,485
Veeco Instruments, Inc. (a)	890	21,511
Virage Logic Corp. (a)	877	8,507
Vitesse Semiconductor Corp. (a)(d)	5,852	9,831
Volterra Semiconductor Corp. (a)	868	13,246
White Electronic Designs Corp. (a)	822	4,200
Xilinx, Inc.	8,775	228,150
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Zilog, Inc. (a)	1,691	$ 5,208
Zoran Corp. (a)	1,249	30,913
		8,390,909
Software - 14.2%
Activision, Inc. (a)	6,836	89,347
Actuate Corp. (a)	2,568	10,349
Adobe Systems, Inc. (a)	15,329	438,869
Advent Software, Inc. (a)	997	32,712
Agile Software Corp. (a)	1,615	10,643
Altiris, Inc. (a)	730	12,739
Ansoft Corp. (a)	980	19,188
Ansys, Inc. (a)	820	41,361
Aspen Technology, Inc. (a)	1,148	13,432
Atari, Inc. (a)	2,428	1,554
Authentidate Holding Corp. (a)	1,612	4,336
Autodesk, Inc. (a)	5,982	217,685
BEA Systems, Inc. (a)	10,027	135,966
Blackbaud, Inc.	1,089	20,920
Blackboard, Inc. (a)	660	17,477
Borland Software Corp. (a)	2,349	12,426
Bottomline Technologies, Inc. (a)	721	7,253
Business Objects SA sponsored ADR (a)	738	21,764
Cadence Design Systems, Inc. (a)	7,133	128,679
Captaris, Inc. (a)	1,812	8,408
Catapult Communications Corp. (a)	663	8,155
CDC Corp. Class A (a)	2,836	12,592
Check Point Software Technologies Ltd. (a)	6,582	127,164
Citrix Systems, Inc. (a)	4,416	165,953
Cognos, Inc. (a)	2,445	74,913
Compuware Corp. (a)	10,723	78,921
Concur Technologies, Inc. (a)	1,009	15,206
Convera Corp. Class A (a)(d)	1,825	11,625
Corel Corp.	557	7,385
Digimarc Corp. (a)	658	3,928
Electronic Arts, Inc. (a)	7,538	317,124
Embarcadero Technologies, Inc. (a)	933	5,206
Epicor Software Corp. (a)	1,355	14,620
EPIQ Systems, Inc. (a)	540	8,651
eSpeed, Inc. Class A (a)	899	6,967
Evolving Systems, Inc. (a)	644	921
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
FalconStor Software, Inc. (a)	1,695	$ 10,797
FileNET Corp. (a)	1,007	26,232
Hummingbird Ltd. (a)	600	16,781
Hyperion Solutions Corp. (a)	1,479	42,462
i2 Technologies, Inc. (a)	587	7,367
Informatica Corp. (a)	2,492	35,038
Intergraph Corp. (a)	828	29,435
Internet Security Systems, Inc. (a)	1,462	29,942
InterVideo, Inc. (a)	402	4,104
Intervoice, Inc. (a)	1,134	7,462
Intuit, Inc. (a)	4,647	256,933
Jack Henry & Associates, Inc.	2,372	44,499
JDA Software Group, Inc. (a)	890	12,389
KongZhong Corp. sponsored ADR (a)	382	4,351
Kronos, Inc. (a)	807	32,280
Lawson Software, Inc. (a)	2,859	19,298
Macrovision Corp. (a)	1,329	29,956
Magic Software Enterprises Ltd. (a)	1,833	2,878
Magma Design Automation, Inc. (a)	949	6,634
Majesco Entertainment Co. (a)	565	887
Manhattan Associates, Inc. (a)	827	16,639
Manugistics Group, Inc. (a)	2,359	5,874
MapInfo Corp. (a)	443	6,034
Mentor Graphics Corp. (a)	1,901	23,896
MICROS Systems, Inc. (a)	1,020	41,973
Microsoft Corp.	264,167	5,983,315
MicroStrategy, Inc. Class A (a)	250	23,595
MRO Software, Inc. (a)	811	17,015
Napster, Inc. (a)	886	2,844
NDS Group PLC sponsored ADR (a)	489	24,856
Net 1 UEPS Technologies, Inc. (a)	1,062	27,060
NetIQ Corp. (a)	1,675	20,385
NetScout Systems, Inc. (a)	1,675	13,350
Novell, Inc. (a)	9,314	71,997
Nuance Communications, Inc. (a)	3,974	34,653
Open Solutions, Inc. (a)	471	13,070
OpenTV Corp. Class A (a)	3,036	10,839
Opnet Technologies, Inc. (a)	699	7,920
Opsware, Inc. (a)	2,391	18,698
Oracle Corp. (a)	132,069	1,878,021
Parametric Technology Corp. (a)	3,230	43,088
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Pegasystems, Inc. (a)	1,198	$ 8,314
Pervasive Software, Inc. (a)	1,072	4,449
Phoenix Technologies Ltd. (a)	1,285	7,453
Plato Learning, Inc. (a)	1,028	6,970
Progress Software Corp. (a)	987	22,977
QAD, Inc.	1,098	7,730
Quality Systems, Inc.	840	27,905
Quest Software, Inc. (a)	2,498	34,672
Radiant Systems, Inc. (a)	886	9,560
Red Hat, Inc. (a)	4,888	128,163
Renaissance Learning, Inc.	887	12,906
Retalix Ltd. (a)	530	12,275
RSA Security, Inc. (a)	1,682	25,280
SCO Group, Inc. (a)	513	2,355
Secure Computing Corp. (a)	1,485	13,187
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	751	10,724
Smith Micro Software, Inc. (a)	511	6,950
Sonic Solutions, Inc. (a)	650	9,919
SPSS, Inc. (a)	670	24,790
SSA Global Technologies, Inc.	1,601	30,659
Symantec Corp. (a)	26,278	409,937
Synopsys, Inc. (a)	4,060	82,946
Synplicity, Inc. (a)	1,418	9,118
Take-Two Interactive Software, Inc. (a)	1,656	26,976
THQ, Inc. (a)	1,517	35,392
TIBCO Software, Inc. (a)	5,965	45,752
Transaction Systems Architects, Inc. Class A (a)	1,060	41,404
Ulticom, Inc. (a)	1,278	11,604
Ultimate Software Group, Inc. (a)	1,036	23,507
Unica Corp.	414	3,796
VA Software Corp. (a)	2,149	9,112
Vasco Data Security International, Inc. (a)	1,010	8,434
Verint Systems, Inc. (a)	847	27,494
Wind River Systems, Inc. (a)	2,268	21,433
Witness Systems, Inc. (a)	967	19,959
		12,193,388
TOTAL INFORMATION TECHNOLOGY		41,314,405
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	980	$ 23,667
Akzo Nobel NV sponsored ADR	1,241	66,927
Altair Nanotechnologies, Inc. (a)	1,858	6,039
Hawkins, Inc.	384	5,280
Innospec, Inc.	341	8,235
Landec Corp. (a)	729	6,262
LESCO, Inc. (a)	772	12,074
Methanex Corp.	2,977	69,610
Pioneer Companies, Inc. (a)	359	9,969
Sigma Aldrich Corp.	1,677	116,417
Symyx Technologies, Inc. (a)	917	24,484
Zoltek Companies, Inc. (a)(d)	599	16,802
		365,766
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	928	11,489
United States Lime & Minerals, Inc. (a)	230	7,620
		19,109
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	276	9,137
Amcor Ltd. sponsored ADR	140	2,810
Caraustar Industries, Inc. (a)	1,228	10,819
Silgan Holdings, Inc.	1,040	38,886
Smurfit-Stone Container Corp. (a)	6,441	77,099
		138,751
Metals & Mining - 0.5%
Aber Diamond Corp.	1,512	52,791
Anglo American PLC ADR	1,618	32,586
Century Aluminum Co. (a)	786	32,737
Chaparral Steel Co. (a)	584	35,875
DRDGOLD Ltd. sponsored ADR	4,572	7,087
Gibraltar Industries, Inc.	760	21,166
Lihir Gold Ltd. sponsored ADR (a)	213	9,417
Metal Management, Inc.	466	14,628
NN, Inc.	702	9,140
Northwest Pipe Co. (a)	322	8,623
Novamerican Steel, Inc. (a)	292	13,096
Olympic Steel, Inc.	412	13,728
Pan American Silver Corp. (a)	1,683	32,359
Randgold Resources Ltd. sponsored ADR (a)	950	18,630
Royal Gold, Inc.	646	18,269
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A	510	$ 18,278
Silver Standard Resources, Inc. (a)	1,218	22,618
Steel Dynamics, Inc.	1,242	72,148
Steel Technologies, Inc.	307	5,759
Wheeling Pittsburgh Corp. (a)	332	6,783
		445,718
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	629	5,529
TOTAL MATERIALS		974,873
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc.	1,111	13,799
Arbinet-thexchange, Inc. (a)	622	3,440
Broadwing Corp. (a)	2,301	26,231
Cbeyond Communications, Inc.	585	11,636
Cogent Communications Group, Inc. (a)	1,280	11,776
Commonwealth Telephone Enterprises, Inc.	620	20,491
Consolidated Communications Holdings, Inc.	672	11,007
CT Communications, Inc.	732	11,888
D&E Communications, Inc.	823	9,588
General Communications, Inc. Class A (a)	1,522	19,908
Global Crossing Ltd. (a)	605	12,312
Golden Telecom, Inc.	941	23,685
HickoryTech Corp.	939	7,305
ITC DeltaCom, Inc. (a)	286	409
Level 3 Communications, Inc. (a)	21,085	104,792
North Pittsburgh Systems, Inc.	660	16,632
NTELOS Holding Corp.	145	2,018
Primus Telecommunications Group, Inc. (a)	1,982	1,487
Shenandoah Telecommunications Co.	152	6,761
SureWest Communications	470	9,099
Talk America Holdings, Inc. (a)	919	7,168
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,942	29,577
U.S. LEC Corp. Class A (a)	1,981	6,696
Warwick Valley Telephone Co.	390	8,424
		376,129
Wireless Telecommunication Services - 0.8%
@Road, Inc. (a)	1,342	7,421
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil SA de CV Series A sponsored ADR	207	$ 6,570
Centennial Communications Corp. Class A	2,681	15,657
Dobson Communications Corp. Class A (a)	4,408	37,865
First Ave Networks, Inc. (a)(d)	1,763	24,312
InPhonic, Inc. (a)	830	5,976
IPCS, Inc. (a)	383	18,683
Leap Wireless International, Inc. (a)	1,727	75,694
Millicom International Cellular SA (a)	2,643	119,331
NII Holdings, Inc. (a)	3,927	213,864
Rural Cellular Corp. Class A (a)	435	5,812
SBA Communications Corp. Class A (a)	2,594	59,377
Ubiquitel, Inc. (a)	3,151	32,802
USA Mobility, Inc.	912	18,504
Wireless Facilities, Inc. (a)	2,149	7,994
		649,862
TOTAL TELECOMMUNICATION SERVICES		1,025,991
UTILITIES - 0.2%
Electric Utilities - 0.0%
MGE Energy, Inc.	440	13,614
Otter Tail Corp.	815	21,263
		34,877
Gas Utilities - 0.0%
EnergySouth, Inc.	436	13,900
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	1,200	41,760
Water Utilities - 0.1%
Artesian Resources Corp. Class A	298	9,000
Cadiz, Inc. (a)	371	6,682
Connecticut Water Service, Inc.	306	7,118
Consolidated Water Co., Inc.	478	14,125
Middlesex Water Co.	348	6,306
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - continued
Pure Cycle Corp. (a)(d)	1,046	$ 11,046
Southwest Water Co.	1,070	13,857
		68,134
TOTAL UTILITIES		158,671
TOTAL COMMON STOCKS (Cost $86,847,621)		85,543,593
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.6% 6/22/06 (e) (Cost $99,735)	$ 100,000	99,732
Money Market Funds - 0.9%
	Shares
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c) (Cost $749,534)	749,534	749,534
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $87,696,890)		86,392,859
NET OTHER ASSETS - (0.9)%		(781,246)
NET ASSETS - 100%		$ 85,611,613
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 NASDAQ 100 E-Mini Index Contracts	June 2006	$ 63,320	$ (204)

The face value of futures purchased as a percentage of net assets - 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,960.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,621
Fidelity Securities Lending Cash Central Fund	35,801
Total	$ 43,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006

Assets
Investment in securities, at value (including securities loaned of $720,529) - See accompanying schedule: Unaffiliated issuers (cost $86,947,356)	$ 85,643,325
Affiliated Central Funds (cost $749,534)	749,534
Total Investments (cost $87,696,890)		$ 86,392,859
Cash		30,362
Receivable for investments sold		2,313
Dividends receivable		70,406
Interest receivable		1,104
Receivable for daily variation on futures contracts		758
Prepaid expenses		169
Receivable from investment adviser for expense reductions		31,896
Other receivables		4,556
Total assets		86,534,423

Liabilities
Payable for investments purchased	$ 47,378
Accrued management fee	18,182
Distribution fees payable	25,136
Other affiliated payables	2,841
Other payables and accrued expenses	79,739
Collateral on securities loaned, at value	749,534
Total liabilities		922,810

Net Assets		$ 85,611,613
Net Assets consist of:
Paid in capital		$ 77,359,432
Undistributed net investment income		127,241
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,429,023
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,304,083)
Net Assets, for 1,000,000 shares outstanding		$ 85,611,613
Net Asset Value, offering price and redemption price per share ($85,611,613 ÷ 1,000,000 shares)		$ 85.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2006

Investment Income
Dividends		$ 442,604
Interest		2,134
Income from affiliated Central Funds (including $35,801 from security lending)		43,422
Total income		488,160

Expenses
Management fee	$ 141,994
Transfer agent and custody fees	46,380
Distribution fees	53,341
Licensing fees	29,634
Accounting and security lending fees	22,413
Independent trustees' compensation	244
Audit	37,379
Legal	4,361
Miscellaneous	7,445
Total expenses before reductions	343,191
Expense reductions	(166,758)	176,433
Net investment income (loss)		311,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,498,999
Foreign currency transactions	(282)
Futures contracts	(35,355)
Total net realized gain (loss)		9,463,362
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,437,454)
Assets and liabilities in foreign currencies	152
Futures contracts	(6,058)
Total change in net unrealized appreciation (depreciation)		(10,443,360)
Net gain (loss)		(979,998)
Net increase (decrease) in net assets resulting from operations		$ (668,271)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2006	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 311,727	$ 513,402
Net realized gain (loss)	9,463,362	9,212,563
Change in net unrealized appreciation (depreciation)	(10,443,360)	(3,693,092)
Net increase (decrease) in net assets resulting from operations	(668,271)	6,032,873
Distributions to shareholders from net investment income	(294,000)	(1,827,000)
Distributions to shareholders from net realized gain	(700,000)	-
Total distributions	(994,000)	(1,827,000)
Share transactions Proceeds from sales of shares	-	50,797,714
Cost of shares redeemed	(36,296,207)	(65,298,653)
Net increase (decrease) in net assets resulting from share transactions	(36,296,207)	(14,500,939)
Total increase (decrease) in net assets	(37,958,478)	(10,295,066)

Net Assets
Beginning of period	123,570,091	133,865,157
End of period (including undistributed net investment income of $127,241 and undistributed net investment income of $109,514, respectively)	$ 85,611,613	$ 123,570,091
Other Information Shares
Sold	-	600,000
Redeemed	(400,000)	(800,000)
Net increase (decrease)	(400,000)	(200,000)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 88.26	$ 83.67	$ 78.44	$ 72.69
Income from Investment Operations
Net investment income (loss) D	.24	.36	1.00 E	.06
Net realized and unrealized gain (loss)	(2.18)	5.40	4.43	5.69
Total from investment operations	(1.94)	5.76	5.43	5.75
Distributions from net investment income	(.21)	(1.17)	(.20)	-
Distributions from net realized gain	(.50)	-	-	-
Total distributions	(.71)	(1.17)	(.20)	-
Net asset value, end of period	$ 85.61	$ 88.26	$ 83.67	$ 78.44
Total Return B, C	(2.23)%	6.96%	6.94%	7.91%
Ratios to Average Net Assets G
Expenses before reductions	.58% A	.59%	.56%	.51% A
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30% A
Expenses net of all reductions	.30% A	.30%	.30%	.30% A
Net investment income (loss)	.53% A	.44%	1.26%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,612	$ 123,570	$ 133,865	$ 180,423
Portfolio turnover rate H	9% A	9%	8%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.83 per share.

F For the period September 25, 2003 (commencement of operations) to November 30, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006

1. Significant Accounting Policies.

Fidelity NASDAQ Composite Index Tracking Stock (the fund) is an exchange-traded and a non-diversified fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NASDAQ that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Realized gain or loss resulting from in-kind redemptions is not taxable to the fund and is not distributed to shareholders of the fund. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, wash sales and futures transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,296,499
Unrealized depreciation	(11,620,350)
Net unrealized appreciation (depreciation)	$ (1,323,851)
Cost for federal income tax purposes	$ 87,716,710

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,087,521 and $5,610,886, respectively. Securities delivered on an in-kind basis aggregated $36,273,768. Realized gain (loss) of $9,084,112 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $53,341 and $0, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at the rate of up to .06% of the fund's average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate FMR.

The Money Market Central Funds do not pay a management fee.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

Semiannual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR contractually agreed to waive expenses of the fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2007. Some expenses, for example interest expense, are excluded from this waiver. During the period, this waiver reduced the fund's expenses by $165,852.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $906.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

The fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the fund and redemption proceeds are paid with a basket of securities from the fund's portfolio. The fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $20,000.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity NASDAQ Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity NASDAQ Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at May 31, 2006 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity NASDAQ Composite Index Tracking Stock's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 18, 2006

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-USAN-0706
1.802769.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 27, 2006